    As filed with the Securities and Exchange Commission on April 11, 2003



                                                      Registration No. 033-64410
                                                                       811-07798


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                         POST-EFFECTIVE AMENDMENT NO. 12


                                    FORM S-6
                         ------------------------------
                  FOR THE REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------
A.       Exact name of trust:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

B.       Name of depositor:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                                51 Madison Avenue
                            New York, New York 10010

D.       Name and complete address of agent for service:


                             William J. Evers, Esq.
                           New York Life Insurance and
                               Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010


                                    Copy to:


Sutherland Asbill & Brennan LLP, Esq.           Sheila K. Davidson, Esq.
1275 Pennsylvania Avenue, NW                    Senior Vice President
Washington, DC 20004-2415                       and General Counsel
                                                New York Life Insurance Company
                                                51 Madison Avenue
                                                New York, New York  10010


It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[x]  on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Units of interest in a separate account under flexible premium variable universal life insurance policies.

F.       Approximate date of proposed public offering:

         Not Applicable

G. Proposed maximum aggregate offering price to the public of the securities being registered:

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                              CROSS REFERENCE SHEET

                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------

     1                                                    Cover Page; Basic Questions and Answers About Us and
                                                          Our Policy

     2                                                    Cover Page

     3                                                    Not Applicable

     4                                                    Sales and Other Agreements

     5                                                    The Separate Account

     6                                                    The Separate Account

     9                                                    Legal Proceedings

     10                                                   General Provisions of
                                                          the Policy; Death
                                                          Benefit Under the
                                                          Policy; Free Look
                                                          Provision; Exchange
                                                          Privilege; Cash Value
                                                          and Cash Surrender
                                                          Value; Policy Loan
                                                          Privilege; The
                                                          Separate Account; The
                                                          Fixed Account; Charges
                                                          Under the Policy;
                                                          Sales and Other
                                                          Agreements; When We
                                                          Pay Proceeds; Payment
                                                          Options; Our Rights;
                                                          Your Voting Rights;
                                                          Basic Questions and
                                                          Answers About Us and
                                                          Our Policy

     11                                                   The Separate Account;
                                                          MainStay VP Series
                                                          Fund, Inc.; The Alger
                                                          American Fund; Calvert
                                                          Variable Series, Inc.;
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund and Fidelity
                                                          Variable Insurance
                                                          Products Fund II;
                                                          Janus Aspen Series;
                                                          The Universal Institutional Funds, Inc.

     12                                                   The Separate Account; Sales and Other Agreements

     13                                                   The Separate Account;
                                                          Charges Under the
                                                          Policy; MainStay VP
                                                          Series Fund, Inc.; The
                                                          Alger American Fund;
                                                          Calvert Variable Series, Inc.;
                                                          Fidelity Variable Insurance
                                                          Products Fund and
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund II; Janus Aspen
                                                          Series;
                                                          The Universal Institutional Funds, Inc.

     14                                                   Basic Questions and Answers About Us and Our Policy;
                                                          The Separate Account; Sales and Other Agreements

     15                                                   Basic Questions and Answers About Us and Our Policy;
                                                          General Provisions of the Policy

     16                                                   The Separate Account;
                                                          Investment Return;
                                                          Basic Questions and
                                                          Answers About Us and
                                                          Our Policy; MainStay
                                                          VP Series Fund, Inc.;
                                                          The Alger American Fund;
                                                          Calvert Variable Series, Inc.;
                                                          Fidelity Variable Insurance
                                                          Products Fund and
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund II; Janus Aspen
                                                          Series;
                                                          The Universal Institutional Funds, Inc.

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------
     17                                                   Cash Surrender Value; Policy Surrenders and Partial
                                                          Withdrawals; General Provisions of the Policy

     18                                                   The Separate Accounts;
                                                          MainStay VP Series
                                                          Fund, Inc.; The Alger
                                                          American Fund; Calvert
                                                          Variable Series, Inc.;
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund and Fidelity
                                                          Variable Insurance
                                                          Products Fund II;
                                                          Janus Aspen Series;
                                                          The Universal Institutional Funds, Inc.;
                                                          Investment Return

     19                                                   Records and Reports

     20                                                   Not Applicable

     21                                                   Policy Loan Privilege

     22                                                   Not Applicable

     23                                                   Not Applicable

     24                                                   Additional Provisions of the Policy

     25                                                   What are NYLIAC and New York Life?

     26                                                   Not Applicable

     27                                                   What are NYLIAC and New York Life?

     28                                                   Directors and Principal Officers of NYLIAC

     29                                                   What are NYLIAC and New York Life?

     30                                                   Not Applicable

     31                                                   Not Applicable

     32                                                   Not Applicable

     33                                                   Not Applicable

     34                                                   Not Applicable

     35                                                   Not Applicable

     37                                                   Not Applicable

     38                                                   Sales and Other Agreements

     39                                                   Sales and Other Agreements

     40                                                   Not Applicable

     41                                                   Sales and Other Agreements

     42                                                   Not Applicable

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------

     43                                                   Not Applicable

     44                                                   The Separate Account; Investment Return; General
                                                          Provisions of the Policy

     45                                                   Not Applicable

     46                                                   The Separate Account; Investment Return

     47                                                   The Separate Account;
                                                          MainStay VP Series
                                                          Fund, Inc.; The Alger
                                                          American Fund; Calvert
                                                          Variable Series, Inc.;
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund and Fidelity
                                                          Variable Insurance
                                                          Products Fund II;
                                                          Janus Aspen Series;
                                                          The Universal Institutional Funds, Inc.

     48                                                   Not Applicable

     49                                                   Not Applicable

     50                                                   The Separate Account

     51                                                   Cover Page; Basic Questions and Answers About Us and
                                                          Our Policy

     52                                                   The Separate Accounts; Our Rights

     53                                                   Federal Income Tax Considerations

     54                                                   Not Applicable

     55                                                   Not Applicable

     59                                                   Financial Statements

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                          PROSPECTUS DATED MAY 1, 2003


                  VARIABLE PRODUCTS SERVICE CENTER ADDRESSES:

Variable Products Service Center                OR               Variable Products Service Center
Madison Square Station                                                          51 Madison Avenue
P.O. Box 922                                                                             Room 452
New York, NY 10159                                                       New York, New York 10010
Telephone: 1-800-598-2019


    This prospectus describes a flexible premium variable universal life insurance policy formerly issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We have discontinued sales of this policy. However, we will still accept additional premiums under existing policies.


                                POLICY FEATURES

LIFE INSURANCE PROTECTION--This policy offers lifetime insurance protection, with a life insurance benefit payable when the insured dies while the policy is in effect.

CHOICE OF LIFE INSURANCE BENEFIT OPTIONS--You can choose either a level life insurance benefit equal to the face amount of your policy or a life insurance benefit which varies and is equal to the sum of your policy's face amount and cash value. If you choose a benefit which varies, the life insurance benefit will increase or decrease depending on the performance of the investment options you select. Your policy's life insurance benefit will never be less than the face amount of your policy. The face amount appears on the Policy Data Page of your policy. Under both options, a higher life insurance benefit may apply if necessary for the policy to qualify as life insurance under the Internal Revenue Code. The policy proceeds we pay will be the sum of the life insurance benefit plus any rider death benefits less any loans (including any accrued loan interest).

FLEXIBLE PREMIUM PAYMENTS--You can decide the amount of premiums to pay and when to pay them, within limits. Although premium payments are flexible, we may require additional premium payments to keep the policy in effect. The policy may terminate if its cash surrender value is insufficient to pay the policy's monthly charges. The cash surrender value of your policy will fluctuate depending on the performance of the investment options you have chosen. The cash surrender value also will fluctuate to reflect the premium payments you make and the charges we deduct.

LOANS, WITHDRAWALS AND SURRENDERS--You can borrow against or withdraw money from your policy, within limits. Loans and withdrawals will reduce the policy's proceeds and cash surrender value. You can also surrender your policy at any time. The cash surrender value of your policy may increase or decrease depending on the performance of the investment options you select. We do not guarantee the cash surrender value for your policy. If you surrender your policy or take a partial withdrawal during the first fifteen policy years or within fifteen years after you increase the face amount, we may apply a surrender charge. Loans, withdrawals, and surrenders may have tax consequences.

FACE AMOUNT INCREASES AND DECREASES--You may increase or decrease the face amount of your policy, within limits. We will apply a new schedule of surrender charges to any increase in your policy's face amount. We may also deduct a surrender charge for any reduction in the face amount.

INVESTMENT OPTIONS--Your policy allows you to choose how you want to invest your premium payments. You have the option to choose from twenty-seven Investment Divisions and a fixed account. Policy owners may invest in a total of twenty-one investment options, including the fixed account, at any time. The Investment Divisions available under your policy are:


--   MainStay VP Bond
--   MainStay VP Capital Appreciation
--   MainStay VP Cash Management
--   MainStay VP Convertible
--   MainStay VP Equity Income
--   MainStay VP Government
--   MainStay VP Growth Equity
--   MainStay VP High Yield Corporate Bond
--   MainStay VP Indexed Equity
--   MainStay VP International Equity
--   MainStay VP Mid Cap Core
--   MainStay VP Mid Cap Growth
--   MainStay VP Small Cap Growth
--   MainStay VP Total Return
--   MainStay VP Value
--   MainStay VP American Century Income & Growth
--   MainStay VP Dreyfus Large Company Value
--   MainStay VP Eagle Asset Management Growth Equity
--   Alger American Small Capitalization
--   Calvert Social Balanced
--   Dreyfus IP Technology Growth (Initial Shares)
--   Fidelity VIP Contrafund(R) (Initial Class)
--   Fidelity VIP Equity-Income (Initial Class)
--   Janus Aspen Series Balanced
--   Janus Aspen Series Worldwide Growth
--   T. Rowe Price Equity Income Portfolio
--   Van Kampen UIF Emerging Markets Equity (formerly known
     as Morgan Stanley UIF Emerging Markets Equity)


We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk.

REPLACING EXISTING INSURANCE WITH ANY POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO BORROW TO PURCHASE THIS POLICY OR TO TAKE WITHDRAWALS FROM ANOTHER POLICY THAT YOU ALREADY OWN TO MAKE PREMIUM PAYMENTS UNDER THIS POLICY.

                               IMPORTANT NOTICES

 THIS PROSPECTUS PROVIDES INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MAINSTAY VP SERIES FUND, INC., THE ALGER AMERICAN FUND, THE CALVERT VARIABLE SERIES, INC., THE DREYFUS INVESTMENT PORTFOLIOS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE JANUS ASPEN SERIES, THE UNIVERSAL INSTITUTIONAL FUNDS, INC. AND THE T. ROWE PRICE EQUITY SERIES, INC. (THE "FUNDS", EACH INDIVIDUALLY A "FUND").

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL RISK OF LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
HOW TO REACH US FOR POLICY
  SERVICES.........................    4
DEFINITION OF TERMS................    6
BASIC QUESTIONS AND ANSWERS ABOUT
  US AND OUR POLICY................    8
  What are NYLIAC and New York
     Life?.........................    8
  What type of variable life
     insurance policy is described
     by this prospectus?...........    8
  How is the policy available for
     issue?........................    8
  What is the Cash Value of the
     policy?.......................    8
  How is the value of an
     Accumulation Unit
     determined?...................    9
  What is a net premium and how is
     it applied?...................    9
  What is the Fixed Account?.......    9
  How long will the policy remain
     in force?.....................   10
  Is the amount of the death
     benefit guaranteed?...........   10
  Is the death benefit subject to
     income taxes?.................   10
  Does the policy have a Cash
     Surrender Value?..............   10
  What is a modified endowment
     contract?.....................   10
  Can the policy become a modified
     endowment contract?...........   11
  What premiums are payable?.......   11
  What are unscheduled premiums?...   11
  When are premiums put into the
     Fixed Account or the Separate
     Account?......................   11
  How are net premiums allocated
     among the Allocation
     Alternatives?.................   11
  Are there charges against the
     policy?.......................   12
  What is the loan privilege?......   13
  Do I have a right to cancel?.....   13
  Can the policy be exchanged or
     all amounts allocated to the
     Fixed Account?................   13
  How is a person's age
     calculated?...................   13
CHARGES UNDER THE POLICY...........   14
  Deductions from Premiums.........   14


                                     PAGE
                                     ----
     Sales Expense Charge..........   14
     State Tax Charge..............   14
     Federal Tax Charge............   14
  Cash Value Charges...............   14
     Expense Allocation............   15
     Monthly Contract Charge.......   15
     Charge for Cost of Insurance
        Protection.................   15
     Guaranteed Minimum Death
        Benefit Rider Charge.......   16
     Other Rider Charges...........   16
  Separate Account Charges.........   16
     Mortality and Expense Risk
        Charge.....................   16
     Administrative Charge.........   17
     Other Charges for Federal
        Income Taxes...............   17
  Fund Charges.....................   17
  Surrender Charges................   21
     Exceptions to Surrender
        Charge.....................   22
  Other Charges....................   22
     Partial Withdrawal Charge.....   22
     Transfer Charge...............   22
  How the policy works.............   23
THE SEPARATE ACCOUNT...............   23
THE ELIGIBLE PORTFOLIOS............   24
  Additions, Deletions or
     Substitutions of
     Investments...................   26
  Reinvestment.....................   27
  Other Policies...................   27
GENERAL PROVISIONS OF THE POLICY...   27
  When Life Insurance Coverage
     Begins........................   27
  Premiums.........................   27
  Scheduled Premiums...............   28
  Unscheduled Premiums.............   28
  Payments Returned for
     Insufficient Funds............   28
  Termination......................   28
  Maturity Date....................   29
DOLLAR COST AVERAGING..............   29
AUTOMATIC ASSET REALLOCATION.......   30
INTEREST SWEEP.....................   31
DEATH BENEFIT UNDER THE POLICY.....   32
  Face Amount Changes..............   34
  Life Insurance Benefit Option
     Changes.......................   34

                                     PAGE
                                     ----
CASH VALUE AND CASH SURRENDER
   VALUE...........................   35
  Cash Value.......................   35
  Transfers........................   35
  Requesting a Transfer............   35
  Limits on Transfers..............   36
  Investment Return................   36
  Cash Surrender Value.............   37
  Partial Withdrawals..............   37
POLICY LOAN PRIVILEGE..............   38
  Loan Interest....................   38
  Loan Repayment...................   39
  Interest on Loaned Value.........   39
  The Effects of a Policy Loan.....   40
EXCHANGE PRIVILEGE.................   40
  Special New York Requirements....   40
YOUR VOTING RIGHTS.................   41
OUR RIGHTS.........................   42
DIRECTORS AND PRINCIPAL OFFICERS OF
  NYLIAC...........................   42
THE FIXED ACCOUNT..................   45
  Interest Crediting...............   45
  Transfers to Investment Divisions
     and to the Fixed Account......   46
  Requesting a Transfer............   46
FEDERAL INCOME TAX
  CONSIDERATIONS...................   47
  Our Intent.......................   47
  Tax Status of NYLIAC and the
     Separate Account..............   47
  Charges for Taxes................   47
  Diversification Standards and
     Control Issues................   48
  Life Insurance Status of
     Policy........................   49
  Modified Endowment Contract
     Status........................   49



                                     PAGE
                                     ----
  Policy Surrenders and Partial
     Withdrawals...................   50
  Policy Loans and Interest
     Deductions....................   51
  Corporate Owners.................   51
  Exchanges or Assignments of
     Policies......................   51
  Reasonableness Requirement for
     Charges.......................   52
  Living Benefits Rider............   52
  Other Tax Issues.................   52
  STEP Program.....................   52
  Withholding......................   52
ADDITIONAL PROVISIONS OF THE
  POLICY...........................   53
  Reinstatement Option.............   53
  Additional Benefits Provided By
     Rider.........................   53
  Payment Options..................   59
  Payees...........................   59
  Proceeds at Interest Options
     (Options 1A and 1B)...........   60
  Life Income Option (Option 2)....   60
  Beneficiary......................   60
  Assignment.......................   60
  Limits on Our Rights to Challenge
     the Policy....................   61
  Misstatement of Age or Sex.......   61
  Suicide..........................   61
  When We Pay Proceeds.............   61
RECORDS AND REPORTS................   62
SALES AND OTHER AGREEMENTS.........   62
LEGAL PROCEEDINGS..................   63
EXPERTS............................   63
FINANCIAL STATEMENTS...............  F-1


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY JURISDICTION WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. NYLIAC DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY SUPPLEMENTAL SALES MATERIAL NYLIAC PRODUCES.

     IN CERTAIN JURISDICTIONS, DIFFERENT PROVISIONS MAY APPLY TO THE POLICY. PLEASE REFER TO THE POLICY OR ASK YOUR REGISTERED REPRESENTATIVE FOR DETAILS REGARDING YOUR PARTICULAR POLICY.

     THE INVESTMENT DIVISIONS OFFERED THROUGH THE NYLIAC VUL POLICY AND DESCRIBED IN THIS PROSPECTUS ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

                      HOW TO REACH US FOR POLICY SERVICES

     You can send service requests to us at the Variable Products Service Center
(VPSC) addresses listed on page 1 of this prospectus. In addition, as described below, you can contact us through the Internet at our Virtual Service Center
(VSC) and through an automated telephone service called the Interactive Voice Response System (IVR).

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policy owners or trusts that own policies.


     To enable you to access the VSC and IVR, we will send you a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on our Corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.


     We will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through the IVR or the VSC which we believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if a policy is jointly owned. Transfer and loan requests received after 4:00 p.m. (Eastern Time) on a Business Day or on a non-Business Day will be priced as of the next business day.


     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is available Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to

-- e-mail your registered representative or the Variable Product Service Center;

-- obtain current policy values;

-- transfer assets between investment options;

-- change the allocation of future premium payments;

-- change your address; and

-- obtain service forms.

     IVR


     The IVR is available 24 hours a day, seven days a week. Calls may be recorded for your protection.


     The IVR enables you to

-- obtain current policy values;

-- transfer assets between investment options;

-- change the allocation of future premium payments;

-- request a loan on your policy; and

-- speak with one of our Customer Service Representatives Monday through Friday from 8:00 a.m. to 6:00 p.m. (Eastern Time).


     By completing a Telephone Request Form: you can authorize a third party to have access through a Customer Service Representative to your policy information and to make fund transfers, allocation changes and other permitted transactions. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "Requesting a Transfer" for information on how to transfer assets between Investment Divisions.


     Faxed requests are not acceptable and will not be honored at any time.

                              DEFINITION OF TERMS

ACCUMULATION UNIT: An accounting unit used to calculate the values under the policy held in the Separate Account.

ACCUMULATION VALUE: The value of Accumulation Units in the Investment Divisions of the Separate Account. The Accumulation Value is equal to the sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

ALLOCATION ALTERNATIVES: The 27 Investment Divisions of the Separate Account and the Fixed Account.

BENEFICIARY: The person(s) or entity(ies) you name to receive insurance proceeds after the Insured dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CASH SURRENDER VALUE: An amount payable to you upon surrender of the policy. This amount is equal to the Cash Value less any surrender charges, any deferred contract charges and any Policy Debt. However, for purposes of determining whether the policy lapses, any deferred contract charge will not be considered during the deferral period.

CASH VALUE:  The sum of the Accumulation Value and the value in the Fixed
Account.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS"): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results will differ.

FIXED ACCOUNT: The Allocation Alternative that credits interest at fixed rates subject to a minimum guarantee. Amounts in the Fixed Account are part of NYLIAC's general account, which is subject to the claims of its general creditors.

FUND:  An open-end management investment company.

GUIDELINE ANNUAL PREMIUM: On the Policy Date, it is the annual premium for the benefits provided, based on guaranteed mortality and expense risk charges and an interest rate of 4%. It is the same as "guideline level premium" as defined in
Section 7702 of the Internal Revenue Code.

INSURED:  Person whose life the policy insures.

INVESTMENT DIVISION: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

ISSUE DATE:  The day we approve and issue the policy.


MONTHLY DEDUCTION DAY: The date as of which we deduct your monthly contract charge; cost of insurance charge; and any rider charges from your policy's Cash Surrender Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date.


POLICY DATA PAGE:  Page 2 of the policy, containing the policy specifications.

POLICY DATE: The date we use as the starting point for determining policy anniversaries, Policy Years and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. Generally, you cannot choose a Policy Date that is more than six months before your policy's Issue Date. You can find your Policy Date on the Policy Data Page.

POLICY DEBT: The amount of the obligation from a policyowner to NYLIAC from outstanding loans. This amount includes any loan interest accrued to date.

POLICY YEAR: The twelve-month period starting with the Policy Date, and each twelve-month period thereafter.

SEPARATE ACCOUNT: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest net premiums paid under the policies.

SURRENDER CHARGE GUIDELINE ANNUAL PREMIUM: Same as Guideline Annual Premium, except that the calculation assumes 5% interest rate, Life Insurance Benefit Option 1, and assumes that there are no riders. It is used for purposes of calculating surrender charges.

              BASIC QUESTIONS AND ANSWERS ABOUT US AND OUR POLICY

     1. WHAT ARE NYLIAC AND NEW YORK LIFE?

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this prospectus, NYLIAC offers other life insurance policies and annuities. This prospectus includes NYLIAC's financial statements.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company founded in New York in 1845. NYLIAC held assets of $45 billion at the end of 2002. New York Life has invested in NYLIAC, and may, in order to maintain capital and surplus in accordance with state requirements, occasionally make additional contributions to NYLIAC.


     2. WHAT TYPE OF VARIABLE LIFE INSURANCE POLICY IS DESCRIBED BY THIS PROSPECTUS?

     In this prospectus, we describe a flexible premium variable universal life insurance policy. The policy provides for a death benefit, Cash Surrender Value, loan privileges and flexible premiums. It is called "flexible" because you may select the timing and amount of premiums and adjust the death benefit by increasing or decreasing the face amount (subject to certain restrictions). It is called "variable" because the death benefit may, and the Cash Surrender Value will, go up or down depending on the performance of the Investment Division(s) to which Cash Value is allocated.

     The policy is a legal contract between you and NYLIAC. The entire contract consists of the policy, the application and any riders to the policy.

     3. HOW IS THE POLICY AVAILABLE FOR ISSUE?

     The policy is no longer available for issue.

     4. WHAT IS THE CASH VALUE OF THE POLICY?

     The Cash Value is determined by (1) the amount and timing of premiums, (2) the investment experience of the Investment Divisions you selected, (3) the interest credited to amounts in the Fixed Account, and (4) any partial withdrawals and charges imposed on the policy. You bear the investment risk of any depreciation in value of the assets underlying the Investment Divisions but you also reap the benefit of any appreciation in their value.

     5. HOW IS THE VALUE OF AN ACCUMULATION UNIT DETERMINED?

     We calculate an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open for regular trading. We do this at the close of the NYSE (currently 4:00 p.m. Eastern Time). We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior day when the NYSE was open by the net investment factor. The net investment factor we use to calculate the value of an Accumulation Unit is equal to:

                                      (a/b) - c

Where:a = the sum of:

                 (1) the net asset value of a Portfolio share held in the
                     Separate Account for that Investment Division determined at the end of the current day on which we calculate the Accumulation Unit value, plus

                 (2) the per share amount of any dividends or capital gain
                     distributions made by the Portfolio for shares held on the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which we calculate an Accumulation Unit value for that Investment Division.

             b = the net asset value of a Portfolio share held in the Separate
                 Account for that Investment Division determined as of the end of the immediately preceding day on which we calculated an Accumulation Unit value for that Investment Division.

             c = a factor representing the mortality and expense risk charges and the administrative charges. This factor is deducted on a daily basis and is currently equal, on an annual basis, to .70% (.60% for mortality and expense risk and .10% for administrative charges) of the daily net asset value of a Portfolio share in the Separate Account for that Investment Division.

     The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease.

     6. WHAT IS A NET PREMIUM AND HOW IS IT APPLIED?

     When you give us a premium payment, we deduct the sales expense, state tax and federal tax charges from your premium. We call the remainder the "net premium". You may allocate this net premium among the 28 Allocation Alternatives. The Allocation Alternatives consist of 27 Investment Divisions and the Fixed Account. However, at any time, you can only have money in a maximum of 21 Allocation Alternatives, including the Fixed Account. The 27 Investment Divisions are listed on the first page of the prospectus.

     7. WHAT IS THE FIXED ACCOUNT?


     As an alternative to the Investment Divisions, you can allocate or transfer amounts to the Fixed Account. We will credit any amounts in the Fixed Account with a fixed interest rate which we declare periodically in advance, at our sole discretion. This rate will never be less than 4% per year. Interest accrues daily and is credited on each Monthly Deduction Day. All net premiums allocated or amounts transferred less amounts withdrawn, transferred from or charged against the Fixed Account receive the interest rate in effect at that time. Different rates may apply to loaned and unloaned funds.

     8. HOW LONG WILL THE POLICY REMAIN IN FORCE?

     The policy does not automatically terminate if you do not pay the scheduled premiums. Payment of these premiums does not guarantee the policy will remain in force. The policy terminates only when the Cash Surrender Value is insufficient to pay the policy's monthly deductions or where there is any outstanding Policy Debt that exceeds the Cash Value less surrender charges and deferred contract charge, and a late period expires without sufficient payment. In New York, policies issued on or after May 1, 1995 will terminate at the Insured's age 100. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY--ADDITIONAL BENEFITS PROVIDED BY RIDER--GUARANTEED MINIMUM DEATH BENEFIT RIDER.

     9. IS THE AMOUNT OF THE DEATH BENEFIT GUARANTEED?

     As long as the policy remains in force, the death benefit will be equal to the amount calculated under the applicable life insurance benefit option you selected, plus any death benefit payable on the primary Insured under a rider, and less any Policy Debt. See DEATH BENEFIT UNDER THE POLICY at page 31. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY--ADDITIONAL BENEFITS PROVIDED BY RIDER--GUARANTEED MINIMUM DEATH BENEFIT RIDER.

     10. IS THE DEATH BENEFIT SUBJECT TO INCOME TAXES?

     The Beneficiary may generally exclude the death benefit paid under a policy from his/her gross income for federal income tax purposes. See FEDERAL INCOME TAX CONSIDERATIONS.

     11. DOES THE POLICY HAVE A CASH SURRENDER VALUE?

     You can surrender the policy at any time and receive its Cash Surrender Value. We also allow partial withdrawals subject to certain restrictions. The Cash Surrender Value of a policy fluctuates with the investment performance of the Investment Divisions in which the policy has Accumulation Value and the amount held in the Fixed Account. It may increase or decrease daily.

     For federal income tax purposes, you are not usually taxed on increases in the Cash Surrender Value until you actually surrender the policy. However, you may be taxed on all or a part of the amount distributed for certain partial withdrawals and policy loans. See CASH VALUE AND CASH SURRENDER VALUE--CASH SURRENDER VALUE, AND FEDERAL INCOME TAX CONSIDERATIONS.

     12. WHAT IS A MODIFIED ENDOWMENT CONTRACT?

     A modified endowment contract is a life insurance policy under which the cumulative premiums paid during the first seven Policy Years are greater than the cumulative premiums payable under a hypothetical policy providing for guaranteed benefits upon the payment of seven level annual premiums. Certain changes to the policy can subject it to retesting for a new seven-year period. If your policy is determined to be a modified endowment contract, any distributions during your lifetime, including collateral assignments, loans and partial withdrawals, are taxable if there is a gain in the policy. In addition, you may also incur a penalty tax if the distribution occurs when you are not yet age 59 1/2.

     13. CAN THE POLICY BECOME A MODIFIED ENDOWMENT CONTRACT?

     The policy can become a modified endowment contract. We currently test a policy at issue to determine whether it will be classified as a modified endowment contract. This at-issue test examines the policy for the first seven contract years. We base the test on the benefits applied for in the policy application and the initial premium requested, and on the assumption that there are no increases in premiums or changes in benefit structure during the period. We also have procedures to monitor whether a policy may become a modified endowment contract after issue. See FEDERAL INCOME TAX CONSIDERATIONS--MODIFIED ENDOWMENT CONTRACT STATUS.

     14. WHAT PREMIUMS ARE PAYABLE?

     The Policy Data Page shows the amount and interval of any scheduled premiums. A scheduled premium (also known as a planned premium) does not have to be paid to keep the policy in force if there is enough Cash Surrender Value to cover the charges made on the Monthly Deduction Day. You may increase or decrease the amount of any scheduled premium subject to the limits we set. However, you may not make a premium payment that would exceed the guideline premium limitations under Section 7702 of the Internal Revenue Code and jeopardize the policy's qualification as "life insurance". You may also change the frequency of premiums subject to our minimum premium rules. Scheduled premiums end on the policy anniversary on which the Insured is age 95.

     15. WHAT ARE UNSCHEDULED PREMIUMS?

     While the Insured is living, you can pay unscheduled premiums (also known as unplanned premiums) at any time before the policy anniversary on which the Insured is age 95. Any unscheduled premiums must equal at least $50. However, you may not make a premium payment that would exceed the guideline premium limitations under Section 7702 of the Internal Revenue Code and jeopardize the policy's qualification as "life insurance". Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the Internal Revenue Code. If an unscheduled premium would result in an increase in the death benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before accepting that premium and applying it to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, an unscheduled premium may be made once each Policy Year. For details see GENERAL PROVISIONS OF THE POLICY--PREMIUMS.

     16. WHEN ARE PREMIUMS PUT INTO THE FIXED ACCOUNT OR THE SEPARATE ACCOUNT?

     On the Business Day we receive a premium, we first deduct a sales expense charge not to exceed the amount shown on the Policy Data Page. We also deduct the state tax and federal tax charges. We then will apply the balance of the premium (the net premium) to the Separate Account and the Fixed Account, in accordance with your allocation election in effect at the time when the premium is received. We will do this before any other deductions which may be due are made. (Deductions are described in greater detail in Question 18, "Are there charges against the policy?")

     17. HOW ARE NET PREMIUMS ALLOCATED AMONG THE ALLOCATION ALTERNATIVES?

     You can allocate net premiums to a maximum of 21 of the 28 investment options, which include the 27 variable Investment Divisions plus the Fixed Account. You can also raise or lower the percentages of the net premium (which must be in whole number percentages) allocated to each Allocation Alternative at the time you make a premium payment. We will allocate net premiums in accordance with your instructions.

     18. ARE THERE CHARGES AGAINST THE POLICY?

     We deduct three charges from each premium, whether scheduled or unscheduled. A sales expense charge not to exceed 5% is used to partially cover sales expenses. We also deduct 2% and 1.25% for state tax and federal tax charges, respectively. We allocate each premium, net of these charges, to the Fixed Account or the Investment Divisions. Each becomes a part of the Cash Value. See CHARGES UNDER THE POLICY--DEDUCTIONS FROM PREMIUMS.

     On each Monthly Deduction Day, we make the following deductions from the policy's Cash Value:

          (a) A monthly contract charge not to exceed, on an annual basis, the amount shown on the Policy Data Page. (In the first Policy Year, the excess of the monthly charge over the amount of the monthly charge applicable in renewal years is deferred to the earlier of the first policy anniversary or surrender of the policy. However, if the policy is surrendered in the first Policy Year, the full amount deferred is deducted).

          (b) The monthly cost of insurance; and

          (c) The monthly cost for any riders attached to the policy.

     We may also make a deduction for any temporary flat extras as set forth on the Policy Data Page. A temporary flat extra is a charge per $1,000 of the net amount at risk made against the Cash Value for the amount of time specified on the Policy Data Page. It is designed to cover the risk of substandard mortality experience which is not permanent in nature.

     The Monthly Deduction Day is shown on the Policy Data Page. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. Subsequent Monthly Deduction Days will be on each monthly anniversary of the Policy Date.

     Some deductions are made on a daily basis against the assets of the Investment Divisions. We assess daily charges, calculated at an annual rate of ..60% and .10% of the value of the assets of each Investment Division, for mortality and expense risks and administrative charges, respectively. We may change the mortality and expense risk charge at our option subject to a maximum charge of .90%. Similarly, we may calculate tax assessments daily. Currently, we are not making any charges for income taxes, but we may make charges in the future against the Investment Divisions for federal income taxes attributable to them.

     Additionally, the value of the shares of each Portfolio reflects advisory fees, administration fees and other expenses deducted from the assets of each Portfolio. Upon a surrender or requested decrease in the policy's face amount, including decreases caused by a change in the life insurance benefit option, we assess a surrender charge. A partial withdrawal or a change in the life insurance benefit option may result in a decrease in face amount. We deduct the surrender charge from the Cash Value at the time of surrender or decrease.

     Partial withdrawals of Cash Value are also subject to a charge not to exceed the lesser of $25 or 2% of the amount withdrawn. See CHARGES UNDER THE POLICY AND FEDERAL INCOME TAX CONSIDERATIONS.

     19. WHAT IS THE LOAN PRIVILEGE?

     Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt.

     20. DO I HAVE A RIGHT TO CANCEL?

     You have the right to cancel the policy at any time during the free look period and receive a refund. The free look period begins on the date you receive the policy. It ends 20 days later (or as otherwise required by state law). You may return the policy to one of the Variable Products Service Centers listed on the first page of this prospectus, to any of our agency offices, or to the registered representative who sold you the policy.

     21. CAN THE POLICY BE EXCHANGED OR ALL AMOUNTS ALLOCATED TO THE FIXED ACCOUNT?

     You have the right during the first two Policy Years to either (1) transfer all of the policy's Accumulation Value to the Fixed Account, or (2) exchange the policy for a permanent fixed benefit policy we offer for this purpose. Similar rights are available during the first two years after an increase in the policy's face amount. Policies issued in Colorado, Massachusetts and New York have special rights when NYLIAC changes the objective of an Investment Division. See your policy for additional details, as well as EXCHANGE PRIVILEGE, AND OUR RIGHTS.

     22. HOW IS A PERSON'S AGE CALCULATED?

     When we refer to a person's age on any date, we mean his or her age on the nearest birthday. However, the cost of insurance charges will be based on the Insured's age on the birthday which is nearest to the prior policy anniversary.

                            CHARGES UNDER THE POLICY

     We deduct certain charges to compensate us for providing the insurance benefits under the policy, for any riders, for administering the policy, for assuming certain risks, and for incurring certain expenses in distributing the policy.

DEDUCTIONS FROM PREMIUMS

     When we receive a premium, whether scheduled or unscheduled, we will deduct a sales expense charge not to exceed the amount shown on the Policy Data Page. We will also deduct a state tax charge, which is an amount equal to the expected average state tax, and a federal tax charge. The net premium will be applied to the Separate Account and Fixed Account in accordance with your allocation election in effect at that time, and before any other deductions which may be due are made.

     SALES EXPENSE CHARGE

     We will deduct a sales expense charge which will not exceed 5% of any premium and is in addition to the surrender charge (for a discussion of the surrender charge, see SURRENDER CHARGES at page 17). The sales expense charge is currently expected to be eliminated after the tenth Policy Year. We reserve the right to impose this charge after Policy Year 10. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from NYLIAC's surplus, including any amounts derived from the mortality and expense risk charge or the cost of insurance charge. For a discussion of the commissions paid under the policy, see SALES AND OTHER AGREEMENTS.

     STATE TAX CHARGE

     Some jurisdictions impose a tax on the premiums insurance companies receive from their policyholders ranging from 0% to 3.5% of your premium payments. We currently deduct a charge of 2% of all premiums we receive to cover these state taxes. This charge may not reflect the actual tax charged in your state. We may increase the amount we deduct as a state tax charge to reflect changes in applicable law. Our right to increase this charge is limited in some jurisdictions by law.

     FEDERAL TAX CHARGE

     NYLIAC's federal tax obligations will increase based upon premiums received under the policies. We deduct 1.25% of each premium to cover this federal tax charge. We reserve the right to increase this charge consistent with changes in applicable law and subject to any required approval of the Securities and Exchange Commission (the "SEC").

CASH VALUE CHARGES


     On each Monthly Deduction Day, we deduct a monthly contract charge, a cost of insurance charge, and a rider charge for the cost of any additional riders from the Policy's Cash Surrender Value. The first Monthly Deduction Day will be the monthly anniversary of your Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the Accumulation Value and the value in the Fixed Account in proportion to the non-loaned Cash Value in the Separate Account and the Fixed Account.

     EXPENSE ALLOCATION

     With the Expense Allocation feature, you have the choice of how to allocate the policy expenses. These include monthly cost of insurance, monthly cost of any riders on the policy and the monthly contract charge. You can instruct NYLIAC, at the time of the application and any time after, to have the expenses deducted from the MainStay VP Cash Management Investment Division, the Fixed Account, or a combination of both.

     If the values in the MainStay VP Cash Management Investment Division and/or the Fixed Account are insufficient to pay these charges, we will deduct as much of the charges as possible. The remainder of the charges will be deducted proportionately from each of the Investment Divisions. If you do not instruct us how you would like the expenses allocated, these charges will be deducted proportionately from each of the Investment Divisions including any unloaned amount in the Fixed Account.

     MONTHLY CONTRACT CHARGE

     In the first Policy Year, there is a charge currently equal to $312 on an annual basis to compensate us for costs incurred in providing certain administrative services including premium collection, recordkeeping, processing claims and communicating with policyowners. In subsequent Policy Years, the charge currently is equal to $84 on an annual basis. These charges are not designed to produce a profit. These charges may increase or decrease, but they will never exceed $324 on an annual basis in the first Policy Year and $96 in each subsequent Policy Year. These charges are deducted on each Monthly Deduction Day. In the first Policy Year, we will defer the deduction of the excess of the annual charge over the amount of the annual charge applicable in renewal years (currently $228) until the earlier of (1) the first policy anniversary or (2) the date you surrender the policy.

     CHARGE FOR COST OF INSURANCE PROTECTION

     On each Monthly Deduction Day, we will deduct a charge for cost of insurance protection from the Cash Value of your policy. This charge covers the cost of providing life insurance benefits to you.

     The cost of insurance charge is calculated by adding any applicable flat extra charge (which might apply to certain insureds based on our underwriting) to the monthly cost of insurance rate which applies to the insured at that time and multiplying the result by the net amount at risk on the Monthly Deduction Day. The net amount at risk is based on the difference between the current life insurance benefit of your policy and the policy's Cash Value. Your cost of insurance charge will vary from month to month depending upon changes in the net amount at risk as well as the cost of insurance rate. We calculate the cost of insurance separately for the initial face amount and for any increase in face amount. If you request and we approve an increase in your policy's face amount, then a different rate class (and therefore cost of insurance charge) may apply to the increase, based on the insured's age and circumstances at the time of the increase.

     We base the monthly cost of insurance rate we apply to your policy on our current monthly cost of insurance rates. We may change these rates from time to time based on changes in future expectations of such factors as mortality, investment income, expenses and persistency. However, the current rates will never be more than the guaranteed maximum rates shown on the Policy Data Page. If the insured is age 17 or under when the policy is issued, we base the guaranteed rates on the 1980 Commissioner's Standard Ordinary Mortality Table. If the insured is age 18 or higher when the policy is issued and is in a standard or better underwriting class, we base the guaranteed rates on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables appropriate to the insured's underwriting class.

     We base the guaranteed rates for policies that insure Primary Insureds in substandard underwriting classes on higher rates than for standard or better underwriting classes. We base the current monthly cost of insurance rates on such factors as the sex, underwriting class and issue age of the insured and the Policy Year. Changes to the current monthly cost of insurance rates will be based on changes in future expectations of such factors as mortality, investment income, expenses and persistency.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER CHARGE

     If you elect this optional benefit, we will charge you an amount equal to $.01 per $1000 multiplied by the sum of your policy's face amount and the face or benefit amount of any riders. In addition to that charge, a premium commitment is required to maintain this benefit; that premium amount is shown on the Policy Data Page.

     OTHER RIDER CHARGES

     Each month we will deduct any charges for any optional riders you have chosen.

SEPARATE ACCOUNT CHARGES

     MORTALITY AND EXPENSE RISK CHARGE

     We deduct on a daily basis a mortality and expense risk charge from each Investment Division to cover our mortality and expense risk. The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated. If these charges are insufficient to cover assumed risks, the loss will be deducted from NYLIAC's surplus. Conversely, if the charge proves more than sufficient, any excess will be added to the NYLIAC surplus. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     - Current Mortality and Expense Risk Charge -- We currently deduct on a daily basis a mortality and expense risk charge that is equal to an annual rate of 0.60% of the average daily net asset value of each Investment Division.

     - Guaranteed Mortality and Expense Risk Charge -- While we may change the mortality and expense risk charge we deduct, we guarantee that this charge will never be more than an annual rate of 0.90% of the average daily net asset value of each Investment Division.

     ADMINISTRATIVE CHARGE


     We charge the Investment Divisions a daily charge for providing policy administrative services equal, on an annual basis, to 0.10% of the average daily net asset value of the Separate Account. This charge is not designed to produce a profit and is guaranteed not to increase.


     OTHER CHARGES FOR FEDERAL INCOME TAXES

     We do not currently make any charge against the Investment Divisions for federal income taxes attributable to them. However, we reserve the right to make such a charge in order to provide for the future federal income tax liability of the Investment Divisions. For more information on charges for federal income taxes, see FEDERAL INCOME TAX CONSIDERATIONS.

FUND CHARGES


     Each Investment Division of the Separate Account purchases shares of the corresponding Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and they may vary from year to year. These fees and expenses are described in the Funds' prospectuses. The following chart reflects fees and charges that are provided by the Funds or their agents, which are based on 2002 expenses and may reflect estimated charges:

     The chart on the following three pages summarizes the 2002 Separate Account charges applicable to a policy, as well as the charges at the Fund level:



                                                  MAINSTAY VP    MAINSTAY VP                 MAINSTAY VP
                                    MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP     EQUITY      MAINSTAY VP
                                       BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE     INCOME      GOVERNMENT
                                    -----------   ------------   -----------   -----------   -----------   -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)
  Mortality and Expense Risk
    Charges.......................     0.60%         0.60%          0.60%         0.60%         0.60%         0.60%
  Administrative Charges..........     0.10%         0.10%          0.10%         0.10%         0.10%         0.10%
  Total Separate Account Annual
    Expenses......................     0.70%         0.70%          0.70%         0.70%         0.70%         0.70%

FUND ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)(a)
  Advisory Fees...................     0.25%         0.36%          0.25%         0.36%         0.70%(b)      0.30%
  Administration Fees.............     0.20%         0.20%          0.20%         0.20%            --(b)      0.20%
  Other Expenses..................     0.07%         0.08%          0.10%         0.11%         0.22%         0.09%
  Total Fund Annual Expenses......     0.52%         0.64%          0.55%         0.67%         0.92%(c)      0.59%

                                                  MAINSTAY VP
                                    MAINSTAY VP   HIGH YIELD    MAINSTAY VP
                                      GROWTH       CORPORATE      INDEXED
                                      EQUITY         BOND         EQUITY
                                    -----------   -----------   -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)
  Mortality and Expense Risk
    Charges.......................     0.60%         0.60%         0.60%
  Administrative Charges..........     0.10%         0.10%         0.10%
  Total Separate Account Annual
    Expenses......................     0.70%         0.70%         0.70%
FUND ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)(a)
  Advisory Fees...................     0.25%         0.30%         0.10%
  Administration Fees.............     0.20%         0.20%         0.20%
  Other Expenses..................     0.06%         0.10%         0.08%
  Total Fund Annual Expenses......     0.51%         0.60%         0.38%


------------

(a) The Fund or its agents provided the fees and charges, which are based on 2002 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administrative Fees for this Investment Division.

(c) New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed the following percentages of average daily net assets: MainStay VP Equity Income 0.89%; MainStay VP Mid Cap Core 0.98%; MainStay VP Mid Cap Growth 0.97%; MainStay VP Small Cap Growth 0.95%. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. Had these reductions been taken into account, the "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be as follows: MainStay VP Equity Income 0.67%, 0.22%, and 0.89%; MainStay VP Mid Cap Core 0.49%, 0.49%, and 0.98%;
    MainStay VP Mid Cap Growth 0.62%, 0.35%, and 0.97%; MainStay VP Small Cap Growth 0.66%, 0.29%, and 0.95%.


                                     MAINSTAY VP    MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                    INTERNATIONAL     MID CAP       MID CAP      SMALL CAP       TOTAL      MAINSTAY VP
                                       EQUITY          CORE         GROWTH        GROWTH        RETURN         VALUE
                                    -------------   -----------   -----------   -----------   -----------   -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)
  Mortality and Expense Risk
    Charges.......................      0.60%          0.60%         0.60%         0.60%         0.60%         0.60%
  Administrative Charges..........      0.10%          0.10%         0.10%         0.10%         0.10%         0.10%
  Total Separate Account Annual
    Expenses......................      0.70%          0.70%         0.70%         0.70%         0.70%         0.70%
FUND ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)(a)
  Advisory Fees...................      0.60%          0.85%(b)      0.75%(b)      1.00%(b)      0.32%         0.36%
  Administration Fees.............      0.20%             --(b)         --(b)         --(b)      0.20%         0.20%
  Other Expenses..................      0.31%          0.49%         0.35%         0.29%         0.09%         0.09%
  Total Fund Annual Expenses......      1.11%          1.34%(c)      1.10%(c)      1.29%(c)      0.61%         0.65%

                                    MAINSTAY VP   MAINSTAY VP
                                     AMERICAN       DREYFUS      MAINSTAY VP
                                      CENTURY        LARGE       EAGLE ASSET
                                     INCOME &       COMPANY      MANAGEMENT
                                      GROWTH         VALUE      GROWTH EQUITY
                                    -----------   -----------   -------------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)
  Mortality and Expense Risk
    Charges.......................     0.60%         0.60%          0.60%
  Administrative Charges..........     0.10%         0.10%          0.10%
  Total Separate Account Annual
    Expenses......................     0.70%         0.70%          0.70%
FUND ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)(a)
  Advisory Fees...................     0.50%         0.60%          0.50%
  Administration Fees.............     0.20%         0.20%          0.20%
  Other Expenses..................     0.22%         0.18%          0.11%
  Total Fund Annual Expenses......     0.92%         0.98%          0.81%

                                                                                              FIDELITY VIP
                                                                             FIDELITY VIP       EQUITY-
                                   ALGER AMERICAN   CALVERT    DREYFUS IP    CONTRAFUND(R)       INCOME      JANUS ASPEN
                                       SMALL         SOCIAL    TECHNOLOGY      (INITIAL         (INITIAL       SERIES
                                   CAPITALIZATION   BALANCED     GROWTH         CLASS)           CLASS)       BALANCED
                                   --------------   --------   ----------    -------------    ------------   -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)
  Mortality and Expense Risk
    Charges......................      0.60%         0.60%       0.60%           0.60%           0.60%          0.60%
  Administrative Charges.........      0.10%         0.10%       0.10%           0.10%           0.10%          0.10%
  Total Separate Account Annual
    Expenses.....................      0.70%         0.70%       0.70%           0.70%           0.70%          0.70%
FUND ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)(a)
  Advisory Fees..................      0.85%        0.425%       0.75%           0.58%           0.48%          0.65%
  Administration Fees............      0.00%        0.275%       0.00%           0.00%           0.00%          0.00%
  Other Expenses.................      0.11%         0.21%       0.14%           0.10%           0.09%          0.02%
  Total Fund Annual Expenses.....      0.96%         0.91%       0.89%(d)        0.68%(e)        0.57%(e)       0.67%


                                   JANUS ASPEN                        VAN KAMPEN
                                     SERIES          T. ROWE             UIF
                                    WORLDWIDE      PRICE EQUITY        EMERGING
                                     GROWTH      INCOME PORTFOLIO   MARKETS EQUITY
                                   -----------   ----------------   --------------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)
  Mortality and Expense Risk
    Charges......................     0.60%           0.60%             0.60%
  Administrative Charges.........     0.10%           0.10%             0.10%
  Total Separate Account Annual
    Expenses.....................     0.70%           0.70%             0.70%
FUND ANNUAL EXPENSES
  (as a % of average net assets
    for the fiscal year ended
    December 31, 2002)(a)
  Advisory Fees..................     0.65%           0.85%             1.25%
  Administration Fees............     0.00%           0.00%             0.00%
  Other Expenses.................     0.05%           0.00%             0.68%
  Total Fund Annual Expenses.....     0.70%           0.85%(f)          1.93%(g)


------------

(d) The expenses shown are for the fiscal year ended December 31, 2002. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.


(e) Actual annual class operating expenses for these Fidelity portfolios were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(f) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.


(g) Fund annual expenses listed are prior to any waivers and reimbursements made by the Adviser. The management fee may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be as follows: 1.13%, 0.00%, 0.62%, 1.75%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" are 0.06% of such investment related expenses.

SURRENDER CHARGES

     During the first 15 Policy Years, we will deduct a surrender charge from the Cash Value of your policy on a complete surrender or decrease in face amount, including decreases caused by a change in the life insurance benefit option or partial withdrawals on policies with Life Insurance Benefit Option 1. This surrender charge is in addition to the sales expense charge. See CHARGES UNDER THE POLICY--SALES EXPENSE CHARGE.

     The maximum surrender charge is equal to the applicable percentage shown in the table below multiplied by 50% of the Surrender Charge Guideline Annual Premium. The maximum surrender charge for your policy is shown on the Policy Data Page. The maximum surrender charge will never exceed the amount of premiums paid.

     The surrender charge in the first Policy Year is equal to:

          (A) 25% of premiums paid to date up to the Surrender Charge Guideline Annual Premium for the first year; plus

          (B) 5% of premiums paid in that year that are in excess of the Surrender Charge Guideline Annual Premium for the first year but not in excess of the sum of the Surrender Charge Guideline Annual Premium through the sixth Policy Year.

     The surrender charge in and after the second Policy Year is equal to the applicable percentage shown in the table below multiplied by the Base Surrender Charge. The Base Surrender Charge is equal to:

          (A) 25% of the lesser of (i) the premiums paid to date or (ii) the Surrender Charge Guideline Annual Premium for the first Policy Year; plus

          (B) 5% of the lesser of (i) premiums paid in excess of the Surrender Charge Guideline Annual Premium for the first Policy Year or (ii) the sum of the Surrender Charge Guideline Annual Premiums for the first six Policy Years minus the Surrender Charge Guideline Annual Premium for the first Policy Year.

                        YEAR                          PERCENTAGE APPLIED
                        ----                          ------------------
2-6.................................................         100%
  7.................................................          90%
  8.................................................          80%
  9.................................................          70%
 10.................................................          60%
 11.................................................          50%
 12.................................................          40%
 13.................................................          30%
 14.................................................          20%
 15.................................................          10%
 16+................................................           0%

     During the first two Policy Years, the surrender charge is further limited to the sum of:

          (A) 30% of all premiums paid during the first two Policy Years up to one Surrender Charge Guideline Annual Premium; plus

          (B) 10% of all premiums in the first two Policy Years in excess of one Surrender Charge Guideline Annual Premium, but not more than two Surrender Charge Guideline Annual Premiums; plus

          (C) 9% of all premium payments in the first two Policy Years in excess of two Surrender Charge Guideline Annual Premiums; less

          (D) any sales expense charges deducted from such premiums; less

          (E) any surrender charge previously deducted.

     Surrender charges and surrender charge periods are calculated separately for the initial face amount and for each increase in the face amount, except ones caused by a change in the life insurance benefit option. Premium payments after an increase will be allocated between the initial face amount and the increase based on the relative Surrender Charge Guideline Annual Premiums. A decrease in face amount will result in the imposition of a surrender charge equal to the difference between the surrender charge that would have been payable on a complete surrender prior to the decrease and the surrender charge which would be payable on a complete surrender after the decrease.

     For example, assume a policy with a $100,000 face amount is to be decreased to a $50,000 face amount. If a complete surrender of the policy prior to the decrease would result in a surrender charge of $1,250 and a complete Surrender of the $50,000 remaining face amount after the decrease would result in a surrender charge of $750, the surrender charge imposed in connection with the decrease will be $500 ($1,250-$750). Where, because of increases in face amount, there are multiple schedules of surrender charges, the charge applied will be based first on the surrender charge associated with the last increase in face amount, then on each prior increase, in the reverse order in which the increases occurred, and then to the initial face amount.

     The percentages specified above and/or the Policy Year in which the surrender charge is reduced may vary for individuals having a life expectancy of less than 20 years either at the time that a policy is issued or the face amount is increased.


     Surrender charges may be significant upon early surrender, you should not purchase this policy unless you intend to hold the policy for an extended period of time.


     EXCEPTIONS TO SURRENDER CHARGE

     There are a number of exceptions to the imposition of a surrender charge, including but not limited to, cancellation of a policy by us, the payment of proceeds upon the death of the Insured, or a required Internal Revenue Code minimum distribution for the policy.

OTHER CHARGES

     PARTIAL WITHDRAWAL CHARGE

     If you make a partial withdrawal, we will deduct a processing fee of $25 and, if the partial withdrawal results in a decrease to your policy's face amount, we will deduct a surrender charge. See PARTIAL WITHDRAWALS.

     TRANSFER CHARGE

     We may impose a charge up to $30 per transfer for each transfer after the first twelve in any policy year. See CASH VALUE AND CASH SURRENDER VALUE-- TRANSFERS.

     HOW THE POLICY WORKS


     This example assumes a 6% hypothetical gross annual investment return and current charges in the first Policy Year. It assumes a male insured issue age 35, a Scheduled Annual Premium of $3,000, an initial face amount of $250,000, and a selection of life insurance benefit option 1 by the policyowner. There is no guarantee that the current charges illustrated below will not change.



Scheduled Annual Premium........................................  $3,000.00
less:    Sales expense charge (5%)..............................     150.00
         State tax charge (2%)..................................      60.00
         Federal tax charge (1.25%).............................      37.50
                                                                  ---------
equals:  Net premium............................................  $2,752.50
plus:    Net investment performance (varies daily)..............     xxx.xx
less:    Monthly contract charges ($7 per month currently)......      84.00
less:    Charges for cost of insurance (varies monthly).........     384.70
                                                                  ---------
equals:  Cash Value.............................................  $x,xxx.xx
less:    Surrender charge (25% of premium up to Surrender Charge
         Guideline Annual Premium plus 5% of excess premiums
         paid)..................................................     750.00
less:    Balance of first year monthly contract charge(1).......     228.00
equals:  Cash Surrender Value(at end of year 1).................  $x,xxx.xx


------------
(1) In the first Policy Year, the excess of the annual charge over the annual charge applicable in renewal years is advanced to your Accumulation Value and deduction is deferred to the earlier of the first policy anniversary or surrender of the policy.

                              THE SEPARATE ACCOUNT

     NYLIAC Variable Universal Life Separate Account-I is a segregated asset account NYLIAC established to receive and invest your net premiums.

     NYLIAC established the Separate Account on June 4, 1993 under the laws of Delaware, in accordance with the resolutions set forth by the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. This registration does not mean that the SEC supervises the management or the investment practices or policies of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law, cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of NYLIAC's Fixed Account and the performance of any other separate account. The obligations under the policies are obligations of NYLIAC.

     The Separate Account currently consists of twenty-seven Investment Divisions available under this policy. The Investment Divisions invest exclusively in the corresponding Eligible Portfolios of the Funds. The income, capital gains, and capital losses incurred on the assets of an Investment Division are credited to or are charged against the assets of the Investment Division, without regard to the income, capital gains or capital losses of any other Investment Division. The Investment Divisions of the Separate Account are designed to provide money to pay benefits under your policy, but they do not guarantee a minimum rate of return or protect against asset depreciation. They will fluctuate up and down depending on performance of the Eligible Portfolios.


                         FUNDS AND ELIGIBLE PORTFOLIOS



     The portfolios of each Fund eligible for investment, along with their advisers and investment objectives, are listed in the following table. For more information about each of these portfolios, please read their prospectuses, which are found at the end of the policy's prospectus.



------------------------------------------------------------------------------------------------------------------------------
             FUNDS AND ELIGIBLE
                 PORTFOLIOS                                INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------

 MainStay VP Series Fund, Inc.:                 New York Life Investment Management LLC
                                                                ("NYLIM")
------------------------------------------------------------------------------------------------------------------------------
 --MainStay VP Bond                                              NYLIM                       - highest income over the long
                                                                                             term consistent with preservation
                                                                                               of principal
 --MainStay VP Capital Appreciation            Subadviser: MacKay Shields LLC ("MacKay")     - long-term growth of capital
 --MainStay VP Cash Management                             Subadviser: MacKay                - as high a level of current
                                                                                             income as is considered
                                                                                               consistent with the
                                                                                               preservation of capital and
                                                                                               liquidity
 --MainStay VP Convertible                                 Subadviser: MacKay                - capital appreciation together
                                                                                             with current income
 --MainStay VP Equity Income                               Subadviser: MacKay                - maximum long-term total return
                                                                                             from a combination of capital
                                                                                               appreciation and income
 --MainStay VP Government                                  Subadviser: MacKay                - high level of current income,
                                                                                               consistent with safety of
                                                                                               principal
 --MainStay VP Growth Equity                                     NYLIM                       - long-term growth of capital,
                                                                                             with income as a secondary
                                                                                               consideration
 --MainStay VP High Yield Corporate Bond                   Subadviser: MacKay                - maximum current income through
                                                                                               investment in a diversified
                                                                                               portfolio of high yield, high
                                                                                               risk debt securities
 --MainStay VP Indexed Equity                                    NYLIM                       - investment results that
                                                                                             correspond to the total return
                                                                                               performance (and reflect
                                                                                               reinvestment of dividends) of
                                                                                               publicly traded common stocks
                                                                                               represented by the S&P 500(R)
                                                                                               Index(1)
 --MainStay VP International Equity                        Subadviser: MacKay                - long-term growth of capital by
                                                                                               investing in a portfolio
                                                                                               consisting primarily of
                                                                                               non-U.S. equity securities
 --MainStay VP Mid Cap Core                                      NYLIM                       - long-term growth of capital by
                                                                                               investing primarily in common
                                                                                               stocks of U.S. companies with
                                                                                               market capitalizations similar
                                                                                               to those companies in the
                                                                                               Russell Midcap(R) Index(2)
------------------------------------------------------------------------------------------------------------------------------


---------------


(1) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the MainStay VP Indexed Equity Portfolio. The MainStay VP Indexed Equity Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP Indexed Equity Portfolio.



(2) The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the
    Russell 1000(R) Index, and represents approximately 25% of the total market capitalization of the Russell 1000(R) Index.

------------------------------------------------------------------------------------------------------------------------------
             FUNDS AND ELIGIBLE
                 PORTFOLIOS                                INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
 --MainStay VP Mid Cap Growth                              Subadviser: MacKay                - long-term growth of capital by
                                                                                               investing primarily in U.S.
                                                                                               common stocks and securities
                                                                                               related to U.S. common stocks
                                                                                               of U.S. companies with market
                                                                                               capitalizations similar to
                                                                                               those companies in the S&P
                                                                                               Midcap(R) 400 Index(3)
 --MainStay VP Small Cap Growth                            Subadviser: MacKay                - long-term capital appreciation
                                                                                             by investing primarily in common
                                                                                               stocks, preferred stocks,
                                                                                               warrants and other equity
                                                                                               securities of companies with
                                                                                               market capitalizations similar
                                                                                               to those companies in the
                                                                                               Russell 2000(R) Index(4)
 --MainStay VP Total Return                                Subadviser: MacKay                - current income consistent with
                                                                                               reasonable opportunity for
                                                                                               future growth of capital and
                                                                                               income
 --MainStay VP Value                                       Subadviser: MacKay                - maximum long-term total return
                                                                                             from a combination of capital
                                                                                               growth and income
 --MainStay VP American Century Income &        Subadviser: American Century Investment      - dividend growth, current income
   Growth                                                   Management, Inc.                 and capital appreciation
 --MainStay VP Dreyfus Large Company Value        Subadviser: The Dreyfus Corporation        - capital appreciation
 -- MainStay VP Eagle Asset Management          Subadviser: Eagle Asset Management, Inc.     - growth through long-term
   Growth Equity                                                                             capital appreciation
------------------------------------------------------------------------------------------------------------------------------
 The Alger American Fund
 -- Alger American Small Capitalization               Fred Alger Management, Inc.            - long-term capital appreciation
                                                                                             by focusing on small, fast
                                                                                               growing companies that offer
                                                                                               innovative products, services,
                                                                                               or technologies to a rapidly
                                                                                               expanding marketplace
------------------------------------------------------------------------------------------------------------------------------
 Calvert Variable Series, Inc.
 --Calvert Social Balanced                     Adviser: Calvert Asset Management Company,    - growth of capital through
                                                                  Inc.                       investment in enterprises that
                                               Subadvisers: Brown Capital Management Inc.      make a significant contribution
                                                       SSgA Funds Management, Inc.             to society
------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios
 -- Dreyfus IP Technology Growth (Initial               The Dreyfus Corporation              - capital appreciation by
   Shares)                                                                                   investing primarily in stocks of
                                                                                               growing companies of any size
                                                                                               believed to be leading
                                                                                               producers or beneficiaries of
                                                                                               technological innovations
------------------------------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund      Adviser: Fidelity Management & Research
                                                                 Company
 --Fidelity(R) VIP Contrafund(R)                  Subadvisers: FMR Co., Inc. ("FMRC"),       - long-term capital appreciation
   (Initial Class)                             Fidelity Management & Research (U.K.) Inc.,
                                                Fidelity Management & Research (Far East)
                                                Inc., Fidelity Investments Japan Limited
 -- Fidelity(R) VIP Equity-Income                           Subadviser: FMRC                 - reasonable current income while
   (Initial Class)                                                                             considering the potential for
                                                                                               long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series
 --Janus Aspen Series Balanced                        Janus Capital Management LLC           - long-term growth of capital in
                                                                                             a manner consistent with
                                                                                               preservation of capital and
                                                                                               balanced by current income
 --Janus Aspen Series Worldwide Growth                                                       - long-term growth of capital in
                                                                                             a manner consistent with the
                                                                                               preservation of capital by
                                                                                               investing primarily in foreign
                                                                                               and domestic issuers
------------------------------------------------------------------------------------------------------------------------------


---------------


(3) The S&P Midcap 400(R) Index is a market-value weighted index that consists of 400 domestic common stocks chosen for market size, liquidity, and industry group representation.



(4) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

------------------------------------------------------------------------------------------------------------------------------
             FUNDS AND ELIGIBLE
                 PORTFOLIOS                                INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Series, Inc.
 --T. Rowe Price Equity Income Portfolio             T. Rowe Price Associates, Inc.          - substantial dividend income and
                                                                                             also long-term capital
                                                                                               appreciation by investing
                                                                                               primarily in dividend-paying
                                                                                               common stocks of established
                                                                                               companies
------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.
 --Van Kampen UIF Emerging Markets Equity                     Van Kampen*                    - long-term capital appreciation
                                                                                             by investing primarily in growth-
                                                                                               oriented equity securities of
                                                                                               companies in emerging market
                                                                                               countries
------------------------------------------------------------------------------------------------------------------------------



     The Funds' shares may also be available to certain separate accounts we use to fund our variable annuity policies. This is called "mixed funding." Except for the MainStay VP Series Fund, shares of all other Funds may be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called "shared funding." Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC), in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from 0.10% to 0.25% annually of the aggregate net asset value of the shares of some of the eligible Portfolios held by the Investment Divisions.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     We may add, delete or substitute the Eligible Portfolio shares held by any Investment Division, within certain limits. We may eliminate the shares of any of the Eligible Portfolios and substitute shares of another portfolio of a Fund, or of another registered open-end management investment company or other investment vehicles. We may do this if the shares of the Eligible Portfolios are no longer available for investment or, if we, at our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. The new Eligible Portfolios may have higher fees and charges than the ones they replaced. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the Investment Company Act of 1940, and we obtain any necessary regulatory approvals.

---------------


* Morgan Stanley Investment Management, Inc., the investment adviser to the UIF portfolios, does business in certain instances using the name "Van Kampen."

     The Separate Account may purchase other securities for other series or classes of policies, or may convert between series or classes of policies based on your request.

     In the future, we may establish additional Investment Divisions for the Separate Account. Each additional Investment Division will purchase shares in a new portfolio of a Fund or in another mutual fund. We may establish new Investment Divisions and/or eliminate one or more Investment Divisions when marketing, tax, investment or other conditions make it appropriate. We may decide whether or not the new investment divisions will be made available to existing policyowners.

     If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date they are paid.

OTHER POLICIES

     We offer other variable life insurance policies which also may invest in the same (or many of the same) Eligible Portfolios offered under this Policy. These policies have different charges that could affect their Investment Divisions' performance, and they offer different benefits.

                        GENERAL PROVISIONS OF THE POLICY

     This section of the prospectus describes the general provisions of the policy, and is subject to the terms of the policy. You may review a copy of the policy upon request.

     WHEN LIFE INSURANCE COVERAGE BEGINS

     If you have coverage under a conditional temporary coverage agreement and if the policy is issued, the policy will replace the temporary coverage. Your coverage under the policy will be deemed to have commenced on the Policy Date.

     In all other cases, if the policy is issued, coverage under the policy will take effect when we receive the premium payment that you are required to make when the policy is delivered to you.

     PREMIUMS

     You can allocate a portion of each net premium to one or more Investment Divisions and the Fixed Account. You can have money in a maximum of 21 Allocation Alternatives, including the Fixed Account, at any given time. You select a premium payment schedule in the application and are not bound by an inflexible premium schedule. However, in no event can the premium be an amount that would exceed the guideline premium limitations under Section 7702 of the Internal Revenue Code and jeopardize the policy's qualification as "life insurance".

     Premium payments can be mailed to NYLIAC, 75 Remittance Drive, Suite 3021, Chicago, IL 60675-3021 or to one of the Variable Products Service Center addresses listed on page 1.


     Two premium concepts are very important under the policy: scheduled premiums and unscheduled premiums.

     SCHEDULED PREMIUMS

     The amount of the scheduled premium is shown on the Policy Data Page.

     There is no penalty if the scheduled premium is not paid. Payment of the scheduled premium, however, does not guarantee coverage for any period of time. Instead, the continuance of the policy depends upon the policy's Cash Surrender Value. If the Cash Surrender Value becomes insufficient to pay certain monthly charges and a late period expires without sufficient payment the policy will terminate. See GENERAL PROVISIONS OF THE POLICY--TERMINATION.

     Policies that are maintained at Cash Surrender Values just sufficient to cover fees and charges or that are otherwise minimally funded are more at risk for not being able to maintain such Cash Surrender Values. The risk arises because of market fluctuation and other performance-related risks. When determining the amount of your scheduled premium payments, you should consider funding your policy at a level that can maximize the investment opportunities within your policy and minimize the risks associated with market fluctuations. Your policy can lapse even if you pay all of the planned premiums on time.

     UNSCHEDULED PREMIUMS

     While the Insured is living, you can make unscheduled premium payments of at least $50 at any time prior to the policy anniversary on which the Insured is age 95. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the Internal Revenue Code. If an unscheduled premium would result in an increase in the life insurance benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before we accept and apply the payment to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, unscheduled premiums may be made only once each Policy Year.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned by the bank for insufficient funds, we will reverse the investment options you have chosen and charge you a $20.00 fee for each returned payment. In addition, if we incur any losses as a result of a returned payment, including an electronic payment, we will deduct the amount from your Policy's Cash Value. If an electronic (Check-O-Matic) premium withdrawal is returned for insufficient funds for two consecutive months, this privilege will be suspended until you notify us to resume the arrangement and we agree.


     TERMINATION

     The policy does not terminate for failure to pay premiums since payments, other than the initial premium, are not specifically required. Rather, if on a Monthly Deduction Day, the Cash Surrender Value is less than the monthly deduction charge for the next policy month, the policy will continue for a late period of 62 days after that Monthly Deduction Day.

     We allow a 62 day late period to pay any premium necessary to cover the overdue monthly deduction and/or excess policy loan. We will mail a notice to you at your last known address, and a copy to the last known assignee on our records, if any, at least 31 days before the end of the late period which states this amount. During the late period, the policy remains in force. If we do not receive the required payment before the end of the late period, the policy will end and there will be no Cash Value or death benefit. If the Insured dies during the late period, we will pay the death benefit. However, these proceeds will be reduced by the amount of any Policy Debt and monthly deduction charges for the full policy month or months that run from the beginning of the late period through the policy month in which the Insured dies.

     MATURITY DATE

     For all policies issued prior to May 1, 1995 (except in New Jersey), the death benefit payable for all ages is based on the life insurance benefit option in effect and any decreases or increases made in the policy face amount as shown on the Policy Data Page. For all policies issued in New Jersey and for policies issued on or after May 1, 1995 in all other states, a policy matures beginning on the anniversary on which the Insured is age 95 and the face amount of the policy, as shown on the Policy Data Page, will no longer apply. Instead, the death benefit under the policy will equal the Cash Value of the policy less any outstanding Policy Debt. You will be notified one year prior to maturity that, upon reaching attained age 95, you may elect either to receive the Cash Value of the policy at such time less any outstanding Policy Debt or to continue to hold the policy. Please consult your tax adviser regarding the tax implications of these options.

     If you choose to continue the policy, we will continue to assess Separate Account and Fund charges on the cash value left in the Investment Divisions. Any amounts in the Fixed Account will be credited with interest at an annual rate of not less than 4%. No further monthly deductions will be made for cost of insurance. You may surrender the policy for an amount equal to the Cash Surrender Value of the policy by presenting to one of the Variable Products Service Center addresses listed on the first page of this prospectus, a signed written request providing the information we request. (In New York, when the Insured reaches attained age 100, you will automatically receive the Cash Surrender Value of the policy.) If the policy is still in force upon the death of the Insured, these proceeds will be paid to the Beneficiary.

     Any insurance on an Other Covered Insured, provided by a rider attached to the policy, which is still in effect will end on the policy anniversary when the Insured is age 95. However, if an Other Covered Insured is younger than age 70 when the rider ends, that insured can convert the term insurance at that time as provided in the rider.

                             DOLLAR COST AVERAGING

     Dollar Cost Averaging is a systematic method of investing which allows you to purchase units of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your units is averaged over time and over various market cycles. The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Since you transfer the same dollar amount to a given Investment Division on each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.

     If you decide to use the Dollar Cost Averaging feature, we ask you to specify:

     -- the dollar amount you want to have transferred (minimum transfer: $100);

     -- the Investment Division you want to transfer money from;

     -- the Investment Divisions and/or Fixed Account you want to transfer money to;

     -- the date on which you want the transfers to be made, within limits; and

     -- how often you want us to make these transfers, either monthly, quarterly, semi-annually or annually.

     You are not allowed to make Dollar Cost Averaging transfers from the Fixed Account, but you can make Dollar Cost Averaging transfers into the Fixed Account.

     We will make all Dollar Cost Averaging transfers on the date you specify or on the next business day. You can specify any day of the month, except the 29th, 30th or 31st of a month. We will not process a Dollar Cost Averaging transfer unless we have received a written request at the Variable Products Service Center at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We must receive this request at least five business days before the date Dollar Cost Averaging transfers are scheduled to begin.

     The minimum Cash Value required to elect this option is $2,500. NYLIAC will automatically suspend this feature if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds this amount, the Dollar Cost Averaging transfers will automatically resume as last requested.

     You can cancel the Dollar Cost Averaging feature at any time by written request. You can not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two policy features.

     This feature is available to you at no additional cost.

                          AUTOMATIC ASSET REALLOCATION

     If you choose the Automatic Asset Reallocation feature, we will automatically reallocate your assets among the Investment Divisions in order to maintain a pre-determined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Separate Account be allocated to a particular Investment Division and the other 50% be allocated to another Investment Division. Over time, the variations in each of these Investment Division's investment results would cause this balance to shift. If you elect the Automatic Asset Reallocation feature, we will automatically reallocate the amounts you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

     You can choose to schedule the investment reallocations quarterly, semi-annually or annually, but not on a monthly basis. You may specify any day of the month with the exception of the 29th, 30th, or 31st of the month. The minimum cash value you must have allocated to the Separate Account in order to elect this option is $2,500. We will automatically suspend this feature if the cash value is less than $2,000 on a reallocation date. Once the cash value equals or exceeds this amount, Automatic Asset Reallocation will automatically resume as scheduled. There is no minimum amount which you must allocate among the Investment Divisions under this feature.

     We will make all Automatic Asset Reallocation transfers on the date you specify or on the next business day. We will not process Automatic Asset Reallocation transfers unless we have received a written request at the Variable Products Service Center at one of the addresses listed on the cover page of this prospectus (or any other address we indicate to you in writing). We must receive this request at least five business days before the date Automatic Asset Reallocation transfers are scheduled to begin.

     You can cancel the Automatic Asset Reallocation feature at any time by written request. You can not elect Automatic Asset Reallocation if you have chosen Dollar Cost Averaging. However, you have the option of alternating between these two policy features.

     This feature is available to you at no additional cost.

                                 INTEREST SWEEP

     You can direct that the interest earned in the Fixed Account be periodically transferred into the Investment Division(s) you specify. This automatic process is called Interest Sweep. If you choose the Interest Sweep feature, we will ask you to specify:

     -- the date you want this feature to start;

     -- the percentage you want to be transferred to each Investment Division;
        and

     -- how often you want us to make these transfers, either monthly, quarterly, semi-annually or annually.

     We will begin to make Interest Sweep transfers when the amount in the Fixed Account is at least $2,500. You can specify any date that you want us to make these automatic transfers, with the exception of the 29th, 30th or 31st of a month. We will not process an Interest Sweep transfer, unless we have received a written request at the Variable Products Service Center at one of the addresses listed on the cover page of this prospectus. We must receive this request at least five business days before the date the Interest Sweep transfers are scheduled to begin.

     You cannot choose the Interest Sweep feature if you have instructed us to deduct any part of your policy expenses from the Fixed Account. If you want to elect the Interest Sweep feature and you want to allocate your expenses, you must allocate your expense deduction to the MainStay VP Cash Management Investment Division.

     You can request Interest Sweep in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation features. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the Interest Sweep transfer first.

     If an Interest Sweep transfer would cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the Interest Sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds this amount, the Interest Sweep feature will automatically resume as scheduled. You can cancel the Interest Sweep feature at any time by written request.

     This feature is available at no additional cost.

                         DEATH BENEFIT UNDER THE POLICY

     The death benefit is the amount payable to the named Beneficiary when the Insured dies prior to the Insured's maturity date. Upon receiving due proof of death, we pay the Beneficiary the death benefit amount determined as of the date the Insured dies. All or part of the death benefit can be paid in cash or applied under one or more of our payment options described under ADDITIONAL PROVISIONS OF THE POLICY--PAYMENT OPTIONS.

     The amount of the death benefit is determined by whether you have chosen Life Insurance Benefit Option 1 or Life Insurance Benefit Option 2.

     Life Insurance Benefit Option 1--Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured's date of death (ii) or a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code. (See the following table for these percentages.)

     Life Insurance Benefit Option 2--Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured's date of death plus the Cash Value on the Insured's date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code. (See the following table for these percentages.)

INSURED'S AGE                     INSURED'S AGE
  ON POLICY    IRC SECTION 7702     ON POLICY     IRC SECTION 7702
 ANNIVERSARY   LIFE INSURANCE %    ANNIVERSARY    LIFE INSURANCE %
-------------  ----------------   -------------   ----------------
    0-40             250              61                128
     41              243              62                126
     42              236              63                124
     43              229              64                122
     44              222              65                120
     45              215              66                119
     46              209              67                118
     47              203              68                117
     48              197              69                116
     49              191              70                115
     50              185              71                113
     51              178              72                111
     52              171              73                109
     53              164              74                107
     54              157             75-90              105
     55              150              91                104
     56              146              92                103
     57              142              93                102
     58              138              94                101
     59              134           95 & Over            100
     60              130

     The value of any additional benefits provided by rider on the primary Insured's life is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option as described in ADDITIONAL PROVISIONS OF THE POLICY--PAYMENT OPTIONS. We subtract any outstanding Policy Debt, and any unpaid monthly deductions if the death occurs during the 62-day late period and then credit the interest. Under both life insurance benefit options, negative investment experience in the Investment Divisions will never result in a death benefit that will be less than the face amount, so long as the policy remains in force.

     EXAMPLE 1:

     The following example shows how the death benefit varies as a result of investment performance on a policy with Life Insurance Benefit Option 1 assuming age at death is 45:

                                                        POLICY A    POLICY B
                                                        --------    --------
(1) Face amount.......................................  $100,000    $100,000
(2) Cash Value on date of death (and no loans)........  $ 50,000    $ 40,000
(3) Internal Revenue Code ("IRC") Section 7702 Life
    Insurance Percentage on date of death.............      215%        215%
(4) Cash Value multiplied by the IRC Percentage.......  $107,500    $ 86,000
(5) Death benefit = greater of (1) and (4)............  $107,500    $100,000

     EXAMPLE 2:*

     The following example shows how the death benefit varies as a result of investment performance on a policy assuming age at death is 97 (past maturity date):

                                             POLICY A    POLICY B    POLICY C
                                             --------    --------    --------
(1) Face amount as shown on the Policy Data
    Page...................................  $100,000    $100,000    $200,000
(2) Cash Surrender Value on date of
  death....................................  $ 50,000    $110,000    $110,000
(3) Death benefit after maturity = Cash
    Surrender Value........................  $ 50,000    $110,000    $110,000

---------------
* For all policies issued in New Jersey and for policies issued on or after May 1, 1995 in all other states.

     FACE AMOUNT CHANGES

     Certain states may impose limitations on increasing or decreasing the face amount of your policy. Refer to your policy for details. You can apply in writing to have the face amount increased or decreased. The policy also contains a provision that permits cancellation of an increase in the face amount during the free look period. This period begins on the date the increase takes effect and ends 20 days later (or the amount of time required by state law but not less than 10 days).

     The amount of an increase in face amount must be for at least $5,000 and is subject to our maximum retention limits. Evidence of insurability satisfactory to us is required for an increase. We reserve the right to limit increases, and the number of increases may be limited by state law. Generally, the Insured may not be older than age 80 as of the date of any increase in face amount. Any increase will take effect on the next Monthly Deduction Day on or after we approve the application for increase. An increase in face amount may affect the net amount at risk, which may increase the cost of insurance charge, and will incur a new 15 year surrender charge period only on the amount of the increase.

     Decreases in coverage are allowed. The face amount will be reduced by canceling insurance segments on a last purchased, first canceled basis and the appropriate surrender charge will be deducted from the Cash Value. (For a discussion of the charges associated with a decrease, see CHARGES UNDER THE POLICY--SURRENDER CHARGES.) Consult your tax adviser regarding the tax consequences of decreasing your coverage. A decrease in face amount is effective on the next Monthly Deduction Day following the receipt of a written request. The face amount may not be decreased to less than $50,000. We reserve the right to terminate the option of decreasing the face amount, and the number of decreases may be limited by state law.

     LIFE INSURANCE BENEFIT OPTION CHANGES

     You can change the life insurance benefit option of the policy. Any change of option will take effect on the Monthly Deduction Day on or after the date we receive your signed request at one of the Variable Products Service Centers listed on the first page of this prospectus or such other location that we indicate to you in writing.

     If you change from Option 1 to Option 2, the face amount of the policy will be decreased by the Cash Value and a surrender charge will be assessed if a surrender charge is then currently applicable.

     If you change from Option 2 to Option 1, the face amount of the policy will be increased by the Cash Value. No surrender charge schedule has been applied to those option changes since November 20, 1998. However, for policies issued on and before November 19, 1998 where a life insurance benefit change from Option 2 to Option 1 occurred, a surrender charge schedule was applied to any increase attributable to these changes. Effective May 19, 2000, this charge schedule will no longer be in effect.

                      CASH VALUE AND CASH SURRENDER VALUE

     CASH VALUE

     The Cash Value of your policy is the sum of the Accumulation Value and the value in the Fixed Account. Initially, the Cash Value equals the net amount of the first premium paid under the policy. This amount is allocated among the Fixed Account and the Investment Divisions according to the allocation percentages requested in the application, or as subsequently changed by you.

     TRANSFERS


     All or part of the Cash Value can be transferred among Investment Divisions or from an Investment Division to the Fixed Account. We reserve the right to limit the number of transfers to the Fixed Account after the first two Policy Years. (In New Jersey and New York, no more than twelve transfers per Policy Year can be made from the Investment Divisions to the Fixed Account after the first two Policy Years.) The minimum amount that can be transferred from one Investment Division to another Investment Division, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division from which the transfer is being made. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or the value in the Fixed Account would be less than $500, the entire value will be transferred. There is no charge for the first twelve transfers in any one Policy Year. We may impose a charge of up to $30 for each transfer in excess of twelve per year. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count toward the twelve-transfer limit.


     Transfers can also be made from the Fixed Account to the Investment Divisions in certain situations. (SEE THE FIXED ACCOUNT.)

     REQUESTING A TRANSFER

     You can request a transfer in four ways:

     -- submit your request in writing on a form we approve to the Variable
        Products Service Center at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);

     -- use the IVR at 800-598-2019

     -- speak to a customer service representative at 800-598-2019 on business days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or

     -- make your request through the VSC.

     Faxed requests are not acceptable and will not be honored at any time.

     Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next business day. See "HOW TO REACH US FOR POLICY SERVICES" for information about the VPSC, VSC and IVR.

     Faxed requests are not acceptable and will not be honored at any time.

     Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Business Day on which NYLIAC receives the transfer request. If, however, the date on which they are received is not a Business Day, or if they are received other than through the mail after the closing of the New York Stock Exchange, they are deemed received on the next Business Day. See ADDITIONAL PROVISIONS OF THE POLICY--WHEN WE PAY PROCEEDS.

     LIMITS ON TRANSFERS


     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policyowners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from you or any person, asset allocation and/or market timing services made on your behalf and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policyowners.



     Currently we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $500,000.



     Also, if you or someone acting on your behalf requests more than two transfers into or out of one or more Investment Divisions within any 30-day period, and/or requests one or more transfers in sums in excess of the $500,000 limit described above, we currently reserve the right to require that all subsequent transfer requests for your policy be made through the U.S. mail or an overnight courier. We will provide you with written notice prior to implementing this limitation.



     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted for any reason.



     INVESTMENT RETURN


     The investment return of a policy is based on:

     -- The Accumulation Units held in each Investment Division,

     -- The investment experience of each Investment Division as measured by its actual net rate of return, and

     -- The interest rate credited on Cash Values held in the Fixed Account.

     The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. This investment experience is determined each Business Day on which the net asset value of the underlying Portfolio is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one Business Day to the end of the next Business Day.

     CASH SURRENDER VALUE

     The policy can be surrendered for its Cash Surrender Value at any time before the Insured dies. Unless a later effective date is selected, the surrender is effective on the date we receive the policy and a written request in proper form at one of the Variable Products Service Center addresses listed on the first page of this prospectus. The policy and written request for surrender are deemed received on the date on which they are received by mail at NYLIAC's Variable Products Service Center or such other location that we indicate to you in writing. If, however, the date on which they are received is not a Business Day, or if they are received other than through the mail after the closing of the New York Stock Exchange, they are deemed received on the next Business Day.

     Because the Cash Value of the policy fluctuates with the performance of the Investment Divisions and the interest rate credited to the Fixed Account, and because certain surrenders or partial withdrawals are subject to a surrender charge, and because of charges made against the policy, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) can be more or less than the total premiums.

     Your policy may lapse without value if the cash surrender value is insufficient to cover the charges. Therefore, while premium payments are flexible, you may need to make additional premium payments so that the Cash Surrender Value of your policy is sufficient to pay the charges needed to keep your policy in effect.

     PARTIAL WITHDRAWALS

     The owner of a policy can make a partial withdrawal of the policy's Cash Surrender Value at any time while the Insured is living, in writing or by calling a service representative at (800) 598-2019. The minimum partial withdrawal is $500 unless we agree otherwise. We will apply uniform rules in agreeing to partial withdrawals under $500. The amount available for a partial withdrawal is the policy's Cash Surrender Value at the end of the Business Day during which we receive the request for the partial withdrawal at our Variable Products Service Center. The partial withdrawal will be made on a pro-rata basis from the Fixed Account and/or Investment Divisions, unless you indicate otherwise. If the portion of your request for a partial withdrawal from the Fixed Account or Investment Division is greater than the amount in the Fixed Account and/or Investment Division, we will reduce the partial withdrawal by that amount and pay you the entire value of that Fixed Account and/or Investment Division, less any surrender charge which may apply. Partial withdrawals will cause a reduction in the policy's face amount when Life Insurance Benefit Option 1 is in effect. We reserve the right to limit the amount and frequency of partial withdrawals, and state law limitations may also apply. Partial withdrawals and surrenders may be subject to surrender charges. See CHARGES UNDER THE POLICY.

     We will charge a fee, not to exceed the lesser of $25 or 2% of the amount withdrawn, for processing a partial withdrawal. This fee will be deducted from the remaining balance of the Fixed Account and/or Investment Divisions based on the withdrawal allocation, or if the fee amount exceeds the remaining balance, it will be deducted from the Fixed Account and/or Investment Divisions on a pro rata basis. When you make a partial withdrawal, the death benefit, the Cash Value, and the Cash Surrender Value will be reduced by the amount of the withdrawal proceeds you receive as of the date you receive the payment and any applicable surrender charge.

                             POLICY LOAN PRIVILEGE

     Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt. Certain of the provisions discussed below, applicable to policy loans, differ considerably in the state of New Jersey. New Jersey policyowners should review their policy for further details.

     When you request a loan, a transfer of funds can be made from the Separate Account to the Fixed Account so that the cash value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%. We will transfer these funds from the Investment Divisions of the Separate Account in accordance with your instructions, or if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division. While any policy loan is outstanding, we will not allow you to make any partial withdrawals or transfer any funds from the Fixed Account if the partial withdrawal or transfer would cause the cash value of the Fixed Account to fall below 106% of all outstanding loans (or a different percentage based on the loan interest rate). Additionally, if the monthly deductions from cash value will cause the Cash Value of the Fixed Account to fall below the total amount of all outstanding policy loans, we will take these deductions from the Investment Divisions of the Separate Account in proportion to the amounts you have in each Investment Division.

     LOAN INTEREST

     The effective annual loan interest rate is 6% for all policies issued on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We reserve the right to set a lower rate which we will determine at least once every twelve months, but not more frequently than once in any three month period. Loan interest for the Policy Year in which a loan is taken will be due on the next policy anniversary. Loan interest accrues each day and is payable on the earliest of the policy anniversary, on the date of death, surrender, or lapse, or on the date of a loan increase or loan repayment. Loan interest not paid in cash as of the policy anniversary, or prior to the expiration of the late period, will be charged as a new loan. An amount may need to be transferred to the Fixed Account to cover this increased loan amount. You should be aware that the larger the loan becomes relative to the cash value, the greater the risk that the remaining cash value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. (See LOAN REPAYMENT below).

     If we have set a loan interest rate lower than 6%, any subsequent increase in the interest rate will be subject to the following conditions:

          (1) The effective date of any increase in the interest rate will not be earlier than one year after the effective date of the establishment of the previous rate.

          (2) The amount by which the interest rate may be increased will not exceed one percent per year, but the rate of interest will in no event ever exceed 8%.

          (3) We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.

          (4) If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify you of that increase at least 30 days prior to the effective date of the increase.

          (5) We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.

     LOAN REPAYMENT

     All or part of an unpaid loan can be repaid before the Insured's death or before the policy is surrendered. Loan repayments are allocated to the Investment Divisions and/or the Fixed Account in accordance with premium allocations in effect at the time of the loan repayment, unless you indicate otherwise. If a loan is outstanding when the life insurance or surrender proceeds become payable, we will deduct the amount of any Policy Debt from these proceeds. In addition, if any Policy Debt exceeds the policy's Cash Surrender Value, we will mail a notice to you at your last known address and a copy to the last known assignee on our records. If you do not pay the necessary amount within 31 days after the day we mail you this notice, we will terminate your policy. This could result in a taxable gain to you.

     INTEREST ON LOANED VALUE

     The amount of any loan is held in the Fixed Account and earns interest at a rate we determine. Such rate will never be less than 2% less than the effective annual loan interest rate and in no event less than 4%.

     Currently, the amount in the Fixed Account which is collateral for an outstanding loan is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. These rates are not guaranteed and can change at any time.

     That portion of the policy's Cash Value held in the Fixed Account is not affected by the Separate Account's investment performance. The Cash Value is affected because the portion of the Cash Value equal to the policy loan is credited with an interest rate declared by us rather than a rate of return reflecting the investment performance of the Separate Account. Any interest credited on the loan amount in the Fixed Account remains in the Fixed Account unless you transfer amounts no longer needed as security to the Separate Account.

     THE EFFECTS OF A POLICY LOAN

     A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because the investment result of each Investment Division applies only to the amount remaining in such Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held in the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.

     In addition, unpaid loan interest generally will be treated as a new loan under the Code. If the Policy is a modified endowment contract a loan may result in taxable income to you. In addition, for all policies, if the loans taken, including unpaid interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. (See FEDERAL INCOME TAX CONSIDERATIONS for more information).

                               EXCHANGE PRIVILEGE

     At any time within 24 months of the Issue Date or after an increase in the face amount of the policy, you may request that the entire Accumulation Value of the policy be transferred to the Fixed Account to acquire fixed benefit life insurance protection on the life of the Insured. However, you may request such a transfer within 24 months after an increase in the face amount of the policy solely with respect to the lesser of that portion of the post-increase premiums attributable to the increase in the face amount of the policy or the Accumulation Value under the policy. The exchange will become effective when we receive proper written request.

     At any time within 24 months of the Issue Date, you can exchange the policy for a policy on a permanent plan of life insurance which we or one of our affiliates offer for this purpose. We will not require evidence of insurability. The date of exchange will be the later of (a) the date you send us the policy along with a proper written request; or (b) the date we receive the policy at one of the Variable Products Service Centers list on the first page of this prospectus, or such other location that we indicate to you in writing, and the necessary payment for the exchange. Upon an exchange of a policy, all riders and benefits will end unless we agree otherwise or unless required under state law. The exchanged policy will have the same Issue Date, issue age and risk classification as the original policy. The amount applied to your new policy will be the policy's Accumulation Value as of the date of the exchange plus a refund of all cost of insurance charges. In order to exchange the policy, we will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for premiums and Cash Values of the policy and any new policy.

     SPECIAL NEW YORK REQUIREMENTS. In the event of a material change in the investment policy of a Portfolio, you may convert your policy to a new flexible premium life insurance policy for an amount of insurance not to exceed the amount of the death benefit under your original policy on the date of conversion. The new policy will be based on the same issue age, gender and class of risk as your original policy but will not offer variable investment options such as the Investment Divisions. We will not require that you provide evidence of insurability in order to effect this conversion. You will have 60 days after the later of (1) the effective date of the change in the investment policy of the Portfolio and (2) the date you receive notification of such change. All riders attached to your original policy will end on the date of any such conversion.

                               YOUR VOTING RIGHTS

     The Funds are not required to and typically do not hold annual stockholder meetings. Special stockholder meetings will be called when necessary.

     To the extent required by law, whenever a special stockholder meeting is held, NYLIAC will vote the Portfolio shares held in the Separate Account in accordance with instructions received from policyowners having voting interests in the corresponding Investment Divisions. If, however, applicable laws or regulations change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

     The number of votes which are available to a policyowner will be calculated separately for each Investment Division and will be determined by applying the policyowner's percentage interest in a particular Investment Division to the total number of votes attributable to the Investment Division.

     The number of votes of an Eligible Portfolio which are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                                   OUR RIGHTS

     We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC and any other required regulatory approvals). If necessary, we will seek your approval.

     Specifically, we reserve the right to:

     -- add or remove any Investment Division;

     -- create new separate accounts;

     -- combine the Separate Account with one or more other separate accounts;

     -- operate the Separate Account as a management investment company or in any other form permitted by law;

     -- deregister the Separate Account;

     -- manage the Separate Account under the direction of a committee or discharge such committee at any time;

     -- transfer the assets of the Separate Account to one or more other separate accounts; and

     -- restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account.

     NYLIAC also reserves the right to change the names of the Separate Account.

DIRECTORS AND PRINCIPAL OFFICERS OF NYLIAC*


DIRECTORS:                                  POSITIONS DURING LAST FIVE YEARS:
Frank M. Boccio...........................  Senior Vice President and Chief Administrative
                                            Officer, Life and Annuity Business Units, of New York
                                            Life from January 2002 to date, Senior Vice President
                                            in charge of Individual Policy Services Department
                                            from July 1995 to January 2002. Senior Vice President
                                            of NYLIAC from August 2001 to date. Director of
                                            NYLIAC from December 1998 to date.
Michael G. Gallo..........................  Senior Vice President in charge of the Individual
                                            Life Department of New York Life from July 1995 to
                                            date. Senior Vice President of NYLIAC from May 1998
                                            to date.
Solomon Goldfinger........................  Senior Vice President, Chief Financial Officer and
                                            Chief of Staff-Life and Annuity-in charge of the
                                            Financial Management Department of New York Life from
                                            July 1995 to May 2002. Chief Financial Officer of
                                            NYLIAC from September 2001 to date, Senior Vice
                                            President from April 1992 to date. Director from May
                                            1998 to date.
Phillip J. Hildebrand.....................  Executive Vice President of New York Life from March
                                            1999 to date, Chief Distribution Officer from August
                                            2001 to date, Senior Vice President in charge of the
                                            Agency Department from 1996 to March 1999. Executive
                                            Vice President of NYLIAC from June 1999 to date;
                                            prior thereto, Senior Vice President from January
                                            1997. Director of NYLIAC from January 1997 to date.

Theodore A. Mathas........................  Senior Vice President and Chief Operating Officer for
                                            Life and Annuity of New York Life from March 2001 to
                                            date; Senior Vice President and Chief Operating
                                            Officer of the Agency Department from August 1999 to
                                            March 2001; Senior Vice President since September
                                            1998. Director of NYLIFE Securities from August 1997
                                            to date, President from August 1997 to August 1999.
                                            Director of Eagle Strategies Corporation from Au-
                                            gust 1997 to date, President and Chief Executive
                                            Officer from September 1996 to August 1999. Senior
                                            Vice President and Chief Operating Officer of NYLIAC
                                            from December 2002 to date. Director of NYLIAC from
                                            August 2001 to date.
Anne F. Pollack...........................  Senior Vice President of New York Life from August
                                            1997 to date, Chief Investment Officer from January
                                            2002 to date, Deputy Chief Investment Officer from
                                            May 2001 to January 2002. Senior Vice President of
                                            NYLIAC from August 1997 to date, Chief Investment
                                            Officer from January 2002 to date, Deputy Chief
                                            Investment Officer from August 1997 to January 2002,
                                            Director of NYLIAC from December 2001 to date.
Robert D. Rock............................  Senior Vice President in charge of the Individual
                                            Annuity Department of New York Life from February
                                            1991 to date. Senior Vice President of NYLIAC from
                                            1992 to date. Director of NYLIAC from January 1991 to
                                            date.
Frederick J. Sievert......................  President of New York Life from September 2002 to date, Vice Chairman from January 1997 to September
                                            2002. President of NYLIAC from May 1997 to date.
Michael E. Sproule........................  Executive Vice President of New York Life from March
                                            2003 to date, Senior Vice President from March 1999
                                            to March 2003; Chief Financial Officer from May 2002
                                            to date; prior thereto, Acting Chief Financial
                                            Officer from August 2001 to May 2002. Director of
                                            NYLIAC from June 2002 to date.

Seymour Sternberg.........................  Chairman of the Board, Chief Executive Officer and
                                            President of New York Life from April 1997 to date.
                                            Director of NYLIAC from November 1995 to date.
George J. Trapp...........................  Executive Vice President of New York Life from June
                                            1995 to date, Corporate Secretary from November 1995
                                            to date. Director of NYLIAC from May 1998 to date.
OFFICERS:
Gary G. Benanav...........................  Vice Chairman of New York Life from November 1999 to date, Executive Vice President from December 1997 to
                                            November 1999. Chairman and Chief Executive Officer
                                            of New York Life International from December 1997 to
                                            date. Executive Vice President and Chairman of Taiwan
                                            Branch of NYLIAC from May 1998 to date. Director of
                                            NYLIAC from August 2000 to August 2002.
Jay S. Calhoun............................  Senior Vice President and Treasurer of New York Life
                                            from March 1997 to date. Senior Vice President and
                                            Treasurer of NYLIAC from May 1997 to date.
Carmela A. Condon.........................  Vice President of New York Life from March 2003 to date, prior thereto, Assistant Vice President. Vice
                                            President and Controller of NYLIAC from December 2002
                                            to date; prior thereto, Corporate Vice President.
John A. Cullen............................  Senior Vice President and New York Life from December
                                            2002 to date; Controller from December 1999 to date;
                                            Vice President from 1988 to December 2002. Senior
                                            Vice President of NYLIAC from December 2002 to date,
                                            Vice President from December 1999 to December 2002;
                                            Controller from December 1999 to December 2002.
Frank J. Ollari...........................  Senior Vice President in charge of the Real Estate
                                            Department of New York Life from October 1989 to
                                            date. Senior Vice President in charge of Real Estate
                                            Department of NYLIAC from April 1992 to date.

Richard C. Schwartz.......................  Senior Vice President of New York Life from March
                                            1998 to date; prior thereto, Vice President, Senior
                                            Vice President of NYLIAC from March 2000 to date.
Joel M. Steinberg.........................  Senior Vice President and Chief Actuary of New York
                                            Life from September 2001 to date, Vice President and
                                            Actuary from March 1998 to September 2001. Senior
                                            Vice President and Chief Actuary of NYLIAC from
                                            December 2001 to date, Vice President and Actuary
                                            from May 1998 to December 2001.
Stephen N. Steinig........................  Senior Vice President and Actuary of New York Life
                                            from September 2001 to date, Senior Vice President
                                            and Chief Actuary from February 1994 to September
                                            2001. Senior Vice President and Actuary of NYLIAC
                                            from December 2001 to date, Senior Vice President and
                                            Chief Actuary from October 1989 to December 2001.
Gary E. Wendlandt.........................  Executive Vice President in charge of Asset
                                            Management business of New York Life from May 1999 to
                                            date. Chief Executive Officer of New York Life
                                            Investment Management from December 1999 to date,
                                            Chairman from March 2000 to date. Executive Vice
                                            President of NYLIAC from March 2000 to date.
                                            Executive Vice President and Chief Investment Officer
                                            of Mass-Mutual Life Insurance Company from June 1992
                                            to April 1999.


---------------
* Principal business address is 51 Madison Avenue, New York, NY 10010.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to the Separate Account. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. NYLIAC has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.

     INTEREST CREDITING

     NYLIAC guarantees that it will credit interest at an annual rate of at least 4% to values in or transferred to the Fixed Account under the policies. NYLIAC may, at its sole discretion, credit a higher rate of interest to the Fixed Account, or to amounts allocated or transferred to the Fixed Account. The interest rate will be set by NYLIAC and can change daily. The interest rate may differ for loaned and non-loaned amounts in the Fixed Account.

     TRANSFERS TO INVESTMENT DIVISIONS AND TO THE FIXED ACCOUNT

     Amounts may be transferred from the Fixed Account to the Investment Divisions, subject to the following conditions.

     1. Maximum Transfer. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greater of $5,000 or 20% of the value in the Fixed Account at the beginning of the Policy Year.

     2. Minimum Transfer. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or
        (ii) the value in the Fixed Account. In most states, we will consider transfers of amounts less than this minimum.

     3. Minimum Remaining Value. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, we have the right to include that amount in the transfer.

     We reserve the right to limit transfers from the Investment Divisions to the Fixed Account after the first two Policy Years. In New Jersey and New York after the first two Policy Years, you may not make more than 12 transfers to the Fixed Account in any one Policy Year. You should review your policy for further details. Certain limits apply to transfers into and out of Investment Divisions. See CASH VALUE AND CASH SURRENDER VALUE--LIMITS ON TRANSFERS.

     See the policy for details and a description of the Fixed Account.

     REQUESTING A TRANSFER

     You can request a transfer in four ways:

     -- submit your request in writing on a form we approve to the Variable
        Products Service Center at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);

     -- use the IVR at 800-598-2019

     -- speak to a customer service representative at 800-598-2019 on business days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or

     -- make your request through the VSC.

     Faxed requests are not acceptable and will not be honored at any time.

     Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next business day. See HOW TO REACH US FOR POLICY SERVICES for information about the VPSC, VSC and IVR.

                       FEDERAL INCOME TAX CONSIDERATIONS

     OUR INTENT

     Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.

     The discussion in this section is based on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We have not included any information about applicable state or other tax laws. Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations or interpretations.

     The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the beneficiary depends upon NYLIAC's tax status, upon the terms of the policy and upon your circumstances.

     TAX STATUS OF NYLIAC AND THE SEPARATE ACCOUNT

     NYLIAC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC's income tax liability. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy cash values and are automatically applied to increase the book reserves associated with the policies. Under existing Federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to NYLIAC to the extent those items are applied to increase reserves associated with the policies.

     CHARGES FOR TAXES

     We impose a federal tax charge on Non-Qualified Policies equal to 1.25% of premiums received under the policy to compensate us for taxes we have to pay under Section 848 of the Internal Revenue Code in connection with our receipt of premiums under Non-Qualified Policies. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our Federal income taxes that are attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy's share of NYLIAC's federal income taxes attributable to the Fixed Account.

     Under current laws, we may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

     DIVERSIFICATION STANDARDS AND CONTROL ISSUES

     In addition to other requirements imposed by the Internal Revenue Code, a policy will qualify as life insurance under the Internal Revenue Code only if the diversification requirements of Internal Revenue Code Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with Internal Revenue Code Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account's assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a "look through" rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds have committed to us that the Eligible Portfolios will meet the diversification requirements.

     The Internal Revenue Service has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policyowner's gross income. In connection with its issuance of temporary regulations under Internal Revenue Code Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular investment divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy cash values. These differences could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your policy's pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio's investment objective or investment policies.

     LIFE INSURANCE STATUS OF POLICY

     We believe that the policy meets the statutory definition of life insurance under Internal Revenue Code Section 7702 and that you and the beneficiary of your policy will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, we believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the Internal Revenue Code. Pursuant to
Section 101(g) of the Internal Revenue Code, amounts received by the policyowner may also be excludable from the policyowner's gross income when the insured has a terminal illness and benefits are paid under the Living Benefits Rider. (Life insurance benefits under a "modified endowment contract" as discussed below are treated in the same manner as life insurance benefits under life insurance policies that are not so classified.)

     In addition, unless the policy is a "modified endowment contract," in which case the receipt of any loan under the policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the cash values, including increments thereon, under the policy until proceeds of the policy are received upon a surrender of the policy or a partial withdrawal.

     We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.

     MODIFIED ENDOWMENT CONTRACT STATUS

     Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions from policies that are classified as modified endowment contracts and that are entered into on or after June 21, 1988 is somewhat different, as described below.

     A life insurance policy becomes a "modified endowment contract" if, at any time during the first seven years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the "seven-pay premium" was $1,000, the maximum premium that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the policy's first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the 7-pay test.

     Certain changes in the terms of a policy, including a reduction in life insurance benefits will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. In addition, if a "material change" occurs at any time while the policy is in force, a new 7-pay test period will start and the policy will need to be retested to determine whether it continues to meet the 7-pay test. A "material change" generally includes increases in life insurance benefits, but does not include an increase in life insurance benefits which is attributable to the payment of premiums necessary to fund the lowest level of life insurance benefits payable during the first seven policy years, or which is attributable to the crediting of interest with respect to such premiums.

     Because the policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.

     If a policy fails the 7-pay test, all distributions (including loans) occurring in the policy year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the 7-pay test. Under the Internal Revenue Code, any distribution or loan made within two Policy Years prior to the date that a policy fails the 7-pay test is considered to have been made in anticipation of the failure.

     POLICY SURRENDERS AND PARTIAL WITHDRAWALS


     Upon a full surrender of a policy for its cash surrender value, you will recognize ordinary income for federal tax purposes to the extent that the cash value less surrender charges and any uncollected additional contract charges, exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.


     If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the Internal Revenue Code prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in face amount or a partial withdrawal. In addition, any amounts distributed under a "modified endowment contract" (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. In general, the amount that may be subject to tax is the excess of the cash value (both loaned and unloaned) over the previously unrecovered premiums paid.

     For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the Internal Revenue Code requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

     If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial withdrawal or a loan), it may also be subject to a 10% penalty tax under Internal Revenue Code
Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

     POLICY LOANS AND INTEREST DEDUCTIONS

     We believe that under current law any loan received under your policy will be treated as policy debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% tax.

     Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.

     In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the cash surrender value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income.

     CORPORATE OWNERS

     If you are a corporation, ownership of a policy may affect your exposure to the corporate alternative minimum tax. If you intend to use the policies to fund deferred compensation arrangements, you should consider the tax consequences of these arrangements. You should consult your tax advisors on these matters.

     EXCHANGES OR ASSIGNMENTS OF POLICIES

     If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of the policy may result in taxable income to you. Further, Internal Revenue Code Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the life insurance benefit which is equal to the total consideration paid for the policy may be excluded from gross income. For complete information with respect to policy assignments and exchanges, a qualified tax advisor should be consulted.

     REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a policy qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department has issued proposed regulations and is expected to promulgate temporary or final regulations governing reasonableness standards for mortality charges.

     LIVING BENEFITS RIDER (ALSO KNOWN AS ACCELERATED BENEFITS RIDER)

     A Living Benefits Rider is available in connection with the policy. Amounts received under this rider will generally be excludable from your gross income under Section 101(g) of the Internal Revenue Code. The exclusion from gross income will not apply, however, if you are not the insured or if you do not have an insurable interest in the life of the insured either because the insured is your director, officer or employee or because the insured has a financial interest in a business of yours.

     In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of "life insurance contract" under the Internal Revenue Code. We reserve the right (but we are not obligated) to modify the rider to conform with requirements the Internal Revenue Service may enact.

     OTHER TAX ISSUES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policyowner or beneficiary.

     STEP PROGRAM

     The Severance Trust Executive Program ("STEP") is an employee welfare benefit plan that provides severance benefits and life insurance coverage through a ten-or-more employer trust as described in Section 419A(f)(6) of the Internal Revenue Code. The tax consequences of participating in a STEP trust are uncertain under current law. There is a reasonable possibility that contributions to the STEP trust may not be deductible for income tax purposes. Moreover, there is at least some risk that an employee or owner may be viewed by the Internal Revenue Service as receiving gross income in the year contributions are made to the STEP trust. Prospective participants should have their own qualified advisors review the legal and actuarial opinions applicable to the STEP Program.

     WITHHOLDING

     Under Section 3405 of the Internal Revenue Code, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. You can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the Internal Revenue Service has notified us that a tax identification number is incorrect.

     Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.

                      ADDITIONAL PROVISIONS OF THE POLICY

     REINSTATEMENT OPTION

     For a period of five (5) years after termination, you can request that we reinstate the policy during the Insured's lifetime. We will not reinstate the policy if it has been returned for its Cash Surrender Value. Note that a termination and later reinstatement may cause the policy to become a modified endowment contract.

     Before we will reinstate the policy, we must receive the following:

     -- A payment in an amount which is sufficient to keep the policy in force for at least 3 months. If the policy lapses before and is reinstated after the first policy anniversary, we must also receive an amount equal to 150% of any deferred contract charge not previously deducted. This payment will be in lieu of the payment of all premiums in arrears;

     -- Any unpaid loan must be repaid or deducted from the Cash Value of the reinstated policy, together with loan interest at 6% compounded once each year from the end of the late period to the date of reinstatement. If a policy loan interest rate of less than 6% is in effect when the policy is reinstated, the interest rate for any unpaid loan at the time of reinstatement will be the same as the policy loan interest rate; and

     -- Evidence of insurability satisfactory to us if the reinstatement is requested more than 30 days after termination.

     If we do reinstate the policy, the face amount for the reinstated policy will be the same as it would have been if the policy had not terminated. The effective date of reinstatement will be the Monthly Deduction Day on or following the date we approve the request for reinstatement.

     The Cash Value of the reinstated policy will be the Cash Value at the time the policy lapsed less the difference between the surrender charge assessed at the time of the lapse and the surrender charge that applies at the time the policy is reinstated.

     ADDITIONAL BENEFITS PROVIDED BY RIDER

     The policy can include additional benefits that we approve based on our standards and limits for issuing insurance and classifying risks. None of these benefits depends on the investment performance of the Separate Account or the Fixed Account. An additional benefit is provided by a rider and is subject to the terms of both the policy and the rider. There is generally an additional charge for each rider you elect. The following riders are available.

  Accidental Death Benefit

     This rider provides an additional death benefit if the insured's death was caused directly, and apart from any other cause, by accidental bodily injury. We will pay the additional death benefit if the insured dies within one year of such accident. No benefit is payable under the rider if the death of the insured occurs before the insured's first birthday or after the policy anniversary on which the insured is age 70. There is an additional charge for this rider.

  Children's Insurance Rider

     This rider provides a level term insurance benefit on the child, stepchild, or legally adopted child of the insured (a "covered child") who is proposed and accepted for coverage. A child born to, or legally adopted by, the Primary Insured while the rider is in effect is also a covered child. For a child to be covered under this rider, he or she must be age 18 or under when this rider is issued, or when that child would otherwise be covered. However, no child is covered under the rider until the 15(th) day after birth.

     When you apply for this rider, you must specify how many units of insurance coverage will apply to each covered child. You may purchase 1 to 25 units of coverage on each covered child. Each unit provides $1,000 of level term insurance. The number of units must be the same for each child. Each child covered under this rider is issued in a standard risk class.

     If the Primary Insured dies while this rider is in effect, the term insurance on each covered child will continue at no additional cost. This is known as paid-up insurance. Although paid-up insurance has no loan value, it does have cash value and can be surrendered for its cash value.

     The term insurance coverage, or the paid-up insurance, on each covered child will end on the earlier of:

      --  the policy anniversary on which the covered child is age 25; and

      -- the policy anniversary on which the Primary Insured is, or would have been, age 65.

     Within 31 days after the date on which the term insurance coverage ends, you or the covered child can convert the term insurance to any permanent plan of insurance we offer, without any evidence of insurability. The maximum face amount of the new policy is five times the amount of the term insurance coverage on the covered child. The premium rates for the new policy will be based on the age and sex of the covered child, and our premium rates in effect on the date of conversion.

     There is an additional charge for this rider.

  Guaranteed Insurability Rider

     This rider allows you to purchase additional insurance coverage on the Primary Insured, on a scheduled option date or alternative option date, without providing any evidence of insurability. The additional insurance coverage can either be a new policy on the life of the insured or an increase to the existing policy's face amount.

     Scheduled option dates are the policy anniversaries on which the Primary Insured is age 22, 25, 28, 31, 34, 37, 40, 43 and 46. An alternative option date is the Monthly Deduction Day on or following the date which is three months after any of these events:

      --  the marriage of the Primary Insured;

      --  the birth of a living child to the Primary Insured; or

      --  the legal adoption of a child by the Primary Insured.

     If elected, the new policy or increase in face amount will take effect as of a scheduled or alternative option date. This date will always be a Monthly Deduction Day. When one of the events that would trigger an alternative option date occurs, we will automatically provide term insurance on the Primary Insured in an amount equal to the maximum amount you are eligible to purchase on the alternative option date. This term insurance coverage will begin on the date that the event which triggers the alternative option date occurs until the alternative option date. We do not provide term insurance for any period before or after a scheduled option date. If you purchase additional insurance coverage on an alternative option date, you may not purchase additional insurance coverage on the next scheduled option date.

     In order to exercise this rider's benefit on an option date, the rider must be in effect on that date. The minimum amount of additional insurance coverage that you can purchase on each option date is $10,000 and the maximum amount is the lesser of $100,000 or a multiple of the policy's face amount based on the insured's age when the policy was issued. The multiples are set forth below:

   AGE AT ISSUE             MULTIPLE
   ------------             --------
 0-21                5 times face amount
22-37                2 times face amount
38-43                1 times face amount

     This rider will end on the policy anniversary on which the Primary Insured is age 46. However, if any of the events which trigger an alternative option date occurs within three months before that anniversary, you will continue to have the right to purchase additional insurance coverage until that option date. We will also provide the automatic term insurance coverage up to that option date.

     There is an additional charge for this rider.

  Guaranteed Minimum Death Benefit Rider

     If you choose this rider, we will deduct a charge equal to $0.01 per $1000 multiplied by the sum of your policy's face amount and the face or benefit amount of any riders. The face or benefit amount of a rider is the amount that is multiplied by the cost of insurance rate for that rider.

     As long as this rider is in effect and the benefit period has not expired, this rider guarantees that your policy will not lapse even if the policy's cash surrender value is insufficient to cover the current monthly deduction charges. Under this rider, if your total monthly deduction charges are greater than your policy's cash value, we will deduct as much of the monthly deduction charges from the cash value as possible. We will then waive any excess amount of these charges including the charge for this and any other rider. Generally, this rider is available with a benefit period up to the insured's age 70, 80 or 95. You can choose any one of these expiry dates as long as the benefit period is at least ten years.

     In exchange for the guarantee provided by this rider, you must make certain premium payments into your policy. The premium you must pay under this rider is called the "Monthly Guaranteed Minimum Death Benefit (GMDB) premium." If you elected this rider, you will find the GMDB premium on the Policy Data Page. The monthly GMDB premium may change if you modify your policy or any of the riders attached to your policy. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis. Rather, we will perform a GMDB premium test each month to determine if you have made enough cumulative premium payments to keep the rider in effect.

  GMDB Premium Test (performed on each Monthly Deduction Day)

    Cumulative                 Cumulative partial                       Cumulative monthly GMDB
     premium payments    less   withdrawals           must be at least   premiums from the Policy Date to
     to date                    to date               equal to           the date the test is performed

     If your policy does not satisfy the GMDB premium test and your policy fails the test by an amount that is more than one monthly GMDB premium, we will notify you that your policy has failed this test. The rider will terminate unless you make a premium payment in an amount necessary to pass the GMDB premium test before the next Monthly Deduction Day. If the rider terminates, we will reinstate it if we receive the required premium payment before the Monthly Deduction Day that follows the date the rider terminated. If the rider terminates during a period when the rider benefit is in effect, your policy will enter the late period and will lapse unless the required payment is made.

     Having this rider affects your ability to take policy loans in the following way:

     (a) If you take a loan during the first two Policy Years, this rider will end.

     (b) After the first two Policy Years, you can take loans within certain limits. On the day you take a loan (or when any unpaid loan interest is charged as an additional loan), the cash surrender value of your policy less the new loan and the amount of any current outstanding loan balance must be greater than the cumulative monthly GMDB premiums which were required up to the time you take the loan, accumulated at an annual effective interest rate of 6.0% as of that date.

  Living Benefits Rider (also known as Accelerated Benefits Rider)

     Under this rider, if the Primary Insured has a life expectancy of twelve months or less, you can request a portion or all of the Policy Proceeds as an accelerated death benefit. You must elect this rider when you apply for your policy or after we issue your policy.

     You can elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to the results of the following calculation:

------------------------------------------------------------
                     CALCULATION STEPS
------------------------------------------------------------
  STEP 1
  Eligible Proceeds X Elected percentage
  STEP 2
  Result of Step 1 X Interest factor (varies)
  STEP 3
  Result of Step 1 -- Result of Step 2
  STEP 4
  Result of Step 3 -- Update loan -- Administrative Fee

     Minimum accelerated benefit amount: $25,000.

     Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies' policies).

     If you accelerate less than 100% of the eligible proceeds, the remaining face amount of your policy after we pay this benefit must be at least $50,000. We do not permit any subsequent acceleration.

     When we make a payment under this rider, we will reduce your policy's face amount, Surrender Charge Premium, rider death benefits, monthly deductions, cash value, and any unpaid policy loan based on the percentage you elected.

  Monthly Deduction Waiver

     This rider provides for the waiver of monthly deduction charges if the Primary Insured becomes totally disabled. This rider will end on the policy anniversary on which the insured is age 65. In the event of the total disability (as defined in the rider), we will waive the following deductions from cash value on each Monthly Deduction Day:

     -- the monthly cost of insurance for the base policy;

     -- the monthly cost of riders, if any; and

     -- the monthly contract charge.

     You must provide proof that the insured has been totally disabled for at least six consecutive months before we waive any monthly deduction charges. We will waive the monthly deduction charges as long as the total disability continues. From time to time we may require proof that the insured is still totally disabled. We will pay for any medical examination necessary in connection with such proof.

     In addition, the following special rules apply:

     -- If the total disability begins on or before the policy anniversary on which the insured is age 60 and continues to the policy anniversary on which the insured is age 65, we will waive the monthly deduction charges under this policy for the remainder of time that the policy is in effect. We will not require any further proof of disability.

     -- If the total disability begins after the policy anniversary on which the insured is age 60, we will waive the monthly deduction charges under this policy while the disability continues but only until the policy anniversary on which the insured is age 65.

     We will not waive the monthly deduction charges for any disability which begins on or after the policy anniversary on which the insured is age 65.

     There is an additional charge for this rider.

  Spouse's Paid-Up Insurance Purchase Option

     This rider allows a spouse who is the beneficiary under the policy to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability when the insured dies. This rider is included in the policy at no additional cost.

     The maximum face amount of the new paid-up whole life policy is the lesser of:

     -- the amount of the Policy Proceeds payable under this policy (not including any benefit payable under the Accidental Death Benefit Rider, and before any unpaid loan is deducted); or

     -- $5,000,000.

     If the insured's spouse dies at the same time as the insured or within 90 days after the insured's death and does not exercise the option under this rider, we will pay a benefit to the spouse's estate equal to the maximum amount of insurance coverage that could have been purchased under this rider minus the premium payment that would have been required for that insurance.

     If someone other than the spouse (including a trust) is the owner and beneficiary under the policy, that person can also exercise the option and purchase a paid-up whole life policy on the life of the spouse. The owner must have an insurable interest in the life of the spouse and the spouse must consent to the issuance of the new insurance in writing.

  Term Insurance On Other Covered Insured Rider

     This rider provides term insurance on one or more members of the Primary Insured's immediate family (generally, the spouse and/or children of the insured). The Primary Insured can also be covered under this rider.

     We refer to any person, including the Primary Insured, who is covered under this rider as an "Other Covered Insured" (OCI). The minimum amount of term insurance that you can apply for under this rider is $25,000.

     You can convert the term insurance provided by this rider to any permanent plan of insurance we offer without any evidence of insurability. You can make a conversion on any Monthly Deduction Day prior to the policy anniversary on which the OCI is age 70, provided the policy is in effect.

     The term insurance under this rider will end when the Primary Insured dies. However, provided the rider is in effect and you are not the Primary Insured under the policy, you can convert the term insurance on any living OCI under age 70 to any permanent plan of insurance we offer within 31 days after the Monthly Deduction Day on or following the date of the Primary Insured's death. The term insurance under this rider will also end if the base policy ends. In no event will this rider continue beyond the policy anniversary on which the Primary Insured is age 95.

     There is an additional charge for this rider.

     PAYMENT OPTIONS

     The beneficiary can elect to have the death benefit proceeds paid into an interest-bearing account opened in the beneficiary's name. Within seven days of our receipt of due proof of death and payment instructions at the Variable Products Service Center, we will provide the beneficiary with a checkbook to access these funds from the account. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The account is part of our general account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.

     Death benefits will be paid in one sum, or if elected, all or part of the death benefit can be placed under one or more of the options described in this section. If we agree, the death benefit may be placed under some other method of payment instead. Any death benefits paid in one sum will bear interest compounded each year from the Insured's death to the date of payment. We set the interest rate each year. This rate will be at least 3% per year, and will not be less than required by law.

     While the Insured is living, you can elect or change an option. You can also elect or change one or more Beneficiaries who will be the payee or payees under that option. After the Insured dies, any person who is to receive proceeds in one sum (other than an assignee) can elect an option and name payees. The person who elects an option can also name one or more successor payees to receive any amount remaining at the death of the payee. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payees may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.

     If we agree, a payee who elects Option 1A, 1B, or 2 may later elect to have any amount we still have, or the present value of any elected payments, placed under some other option described in this section. When any payment under an option would be less than $100, we may pay any unpaid amount or present value in one sum.

     PAYEES

     Only individuals who are to receive payments in their own behalf may be named as payees or successor payees, unless we agree otherwise. We may require proof of the age or the survival of a payee.

     It may happen that when the last surviving payee dies, we still have an unpaid amount, or there are some payments which remain to be made. If so, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee's estate in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.

     PROCEEDS AT INTEREST OPTIONS (OPTIONS 1A AND 1B)

     The policy proceeds may be left with us at interest. We will set the interest rate each year. This rate will be at least 3% per year.

     For the Interest Accumulation Option (Option 1A), we credit interest each year on the amount we still have. This amount can be withdrawn at any time in sums of $100 or more. We pay interest to the date of withdrawal on sums withdrawn.

     For the Interest Payment Option (Option 1B), we pay interest once each month, every 3 months, every 6 months, or once each year, as chosen, based on the amount we still have.

     LIFE INCOME OPTION (OPTION 2) (NOT AVAILABLE IN MASSACHUSETTS AND MONTANA)

     We make equal payments each month during the lifetime of the payee or payees. We determine the amount of the monthly payment by applying the death benefit to purchase a corresponding single premium life annuity policy which is being issued when the first payment is due. Payments are based on the appropriately adjusted annuity premium rate in effect at that time, but will not be less than the corresponding minimum amount shown in the appropriate Option 2 table of your policy. These minimum amounts are based on the 1983 Table "a" with Projection Scale G and with interest compounded each year at 3%.

     When asked, we will state in writing what the minimum amount of each monthly payment would be under these options. It is based on the gender and adjusted age of the payee(s). To find the adjusted age in the year the first payment is due, we increase or decrease the payee's age at that time, as follows:

1995 AND                                                   2036 AND
EARLIER    1996-2005   2006-2015   2016-2025   2026-2035    LATER
--------   ---------   ---------   ---------   ---------   --------
   +2         +1           0          -1          -2          -3

     For Option 2, we make a payment each month while the payee is living. Payments do not change, and are guaranteed for 10 years, even if both payees die sooner.

     BENEFICIARY

     A Beneficiary is any person(s) and/or entity(ies) you name to receive the death benefit after the Insured dies. You name the Beneficiary when you apply for the policy. There may be different classes of beneficiaries, such as primary and secondary. These classes set the order of payment. There may be more than one Beneficiary in a class.

     A revocable Beneficiary may be changed during the Insured's lifetime by writing to one of the Variable Products Service Centers listed on the first page of this prospectus or such other location that we indicate to you in writing. Generally, the change will take effect as of the date the request is signed. If no Beneficiary is living when the Insured dies, unless provided otherwise, the Death Benefit is paid to the policyowner or, if deceased, the policyowner's estate.

     ASSIGNMENT

     While the Insured is living, the policy can be assigned as collateral for a loan or other obligation. For an assignment to be binding on us, we must receive a signed copy of it at one of the Variable Products Service Centers listed on the first page of this prospectus or such other location that we indicate to you in writing. We are not responsible for the validity of any assignment.

     LIMITS ON OUR RIGHTS TO CHALLENGE THE POLICY

     Except for any increases in face amount, other than one due solely to a change in the life insurance benefit option, we must bring any legal action to contest the validity of a policy within two years from its Issue Date (unless a state has different requirements). After that we cannot contest its validity, except for failure to pay premiums unless the Insured died within that two year period. For any increase in the face amount, other than one due solely to a change in the life insurance benefit option, we must bring legal action to contest that increase within two years from the effective date of the increase.

     MISSTATEMENT OF AGE OR SEX

     If the Insured's age or sex is misstated in the policy application, the Cash Value (except in Pennsylvania), Cash Surrender Value and the death benefit will be adjusted to reflect the correct age and sex. The death benefit will be adjusted based on what the policy would provide according to the most recent mortality charge for the correct date of birth or correct sex.

     SUICIDE

     If the Insured commits suicide within two years (or less where required by law) from the Issue Date (or with respect to an increase in face amount, the effective date of the increase), and while the policy is in force, we pay a limited death benefit in one sum to the Beneficiary. The limited death benefit is the amount of premiums, less any Policy Debt, or amounts withdrawn. For any increases in the face amount, the limited death benefit will be the monthly deductions made for that increase. If the limited death benefit for the entire policy is payable, there will be no additional payment for the increase.

     WHEN WE PAY PROCEEDS

     If the policy has not terminated, payment of the Cash Surrender Value, loan proceeds, partial withdrawals or the death benefit are made within 7 days after we receive all requirements at one of the Variable Products Service Centers listed on the first page of this prospectus or such other location that we indicate to you in writing. But we can delay payment of the Cash Surrender Value or any partial withdrawal from the Separate Account, loan proceeds attributable to the Separate Account, or the death benefit during any period that:

     -- It is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, or the SEC declares that an emergency exists; or

     -- The SEC, by order, permits us to delay payment in order to protect our policyowners.

     -- Federal laws designed to combat terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular situation, we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until instructions are received from the appropriate federal regulator.

     -- If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, death benefit proceeds, or payments under a settlement option until such check or draft has been honored.

     We may delay paying any surrender value or loan proceeds on the Fixed Account for up to 6 months from the date the request is received at one of the Variable Products Service Centers listed on the first page of this prospectus. We can delay payment of the entire death benefit if payment is contested. We investigate all death claims arising within the two-year contestable period. Upon receiving the information from a completed investigation, we generally make a determination within five days as to whether the claim should be authorized for payment. Payments are made promptly after authorization. If payment of a Cash Surrender Value or partial withdrawal value is delayed for 30 days or more, we add interest at an annual rate of 3%. We add interest to a death benefit from the date of death to the date of payment at the same rate as is paid under the Interest Payment Option.

                              RECORDS AND REPORTS

     All records and accounts relating to the Separate Account and the Fixed Account are maintained by New York Life or NYLIAC. Each year we will mail you a report showing the Cash Value, Cash Surrender Value and any Policy Debt as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing you the same information as of the end of the previous quarter. This quarterly statement reports transactions that you have requested or authorized. Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement.

     Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's Investor's Services Inc. and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                           SALES AND OTHER AGREEMENTS

     NYLIFE Distributors Inc., ("NYLIFE Distributors") 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life.

     The commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors during a policy's first year will not exceed 50% of the premiums paid up to a policy's target premium plus 3.5% of premiums paid in excess of such amount. Commissions in excess of the percentage payable on renewal premiums are available for premiums paid in connection with most increases in a policy's face amount.

     Registered representatives who meet certain productivity standards and/or participate in certain programs may receive additional compensation. From time to time, NYLIFE Distributors may enter into a special arrangement with a broker-dealer, which provides for the payment of higher commissions to such broker-dealer in connection with sales of the policies. Purchasers of policies will be informed prior to purchase of any applicable special arrangement.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.



     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.


                                    EXPERTS


     The balance sheet of NYLIAC as of December 31, 2002 and 2001 and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2002 included in this prospectus have been so included in reliance on the report of PriceWaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2002 and the statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated in this prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


     Actuarial matters in this prospectus have been examined by Michael Fong, FSA, MAAA, Associate Actuary. An opinion on actuarial matters is filed with the SEC as an exhibit to the registration statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002


                                                                            MAINSTAY VP      MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL            CASH
                                                               BOND         APPRECIATION      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 21,595,075     $162,480,499     $ 43,929,409

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         28,433          251,112           57,104
    Administrative charges..............................          3,399           35,282            6,562
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,563,243     $162,194,105     $ 43,865,743
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 13,958,100     $131,203,866     $ 25,472,806
    Group 2 Policies....................................      6,998,537       30,458,042       13,871,417
    Group 3 Policies....................................         54,636           89,068        3,049,836
    Group 4 Policies....................................        551,970          443,129        1,471,684
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,563,243     $162,194,105     $ 43,865,743
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      17.59     $      15.03     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      12.96     $       5.66     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      10.99     $       7.12     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      10.72     $       7.99     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 20,953,714     $223,949,760     $ 43,929,487
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         HIGH YIELD        INDEXED       INTERNATIONAL
     CONVERTIBLE         INCOME         GOVERNMENT         EQUITY       CORPORATE BOND       EQUITY           EQUITY
    --------------------------------------------------------------------------------------------------------------------
     $ 17,399,938     $ 10,011,027     $ 19,794,865     $ 64,926,181     $ 42,130,300     $137,432,088     $  7,636,338

           23,206           13,290           26,197           96,494           58,377          208,069           11,465
            1,789            1,623            3,257           12,394            7,753           26,982            1,562
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 17,374,943     $  9,996,114     $ 19,765,411     $ 64,817,293     $ 42,064,170     $137,197,037     $  7,623,311
     ============     ============     ============     ============     ============     ============     ============
     $  7,003,252     $  2,400,994     $ 13,456,324     $ 46,902,407     $ 30,982,983     $ 99,916,046     $  5,894,498
        9,941,854        2,953,522        5,588,576       17,350,578        9,958,728       35,381,966        1,669,527
           93,978               --           89,728          134,873          271,137            8,986               --
          335,859          458,090          630,783          429,435          851,322        1,890,039           59,286
               --        4,183,508               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 17,374,943     $  9,996,114     $ 19,765,411     $ 64,817,293     $ 42,064,170     $137,197,037     $  7,623,311
     ============     ============     ============     ============     ============     ============     ============
     $      14.48     $       8.37     $      16.98     $      19.53     $      16.13     $      21.42     $      12.51
     ============     ============     ============     ============     ============     ============     ============
     $      10.14     $       8.39     $      13.01     $       7.33     $      10.28     $       7.00     $       7.67
     ============     ============     ============     ============     ============     ============     ============
     $       9.46     $         --     $      10.88     $       7.31     $      10.27     $       7.85     $         --
     ============     ============     ============     ============     ============     ============     ============
     $       9.55     $       8.41     $      10.67     $       8.36     $       9.79     $       8.54     $       9.20
     ============     ============     ============     ============     ============     ============     ============
     $ 20,492,043     $ 11,511,601     $ 19,262,275     $104,791,633     $ 54,074,377     $172,207,093     $  7,722,132
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                               CORE            GROWTH           GROWTH
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  5,359,776     $  5,026,480     $  6,138,451

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          8,005            6,931            8,849
    Administrative charges..............................          1,205              945            1,177
                                                           ------------     ------------     ------------
      Total net assets..................................   $  5,350,566     $  5,018,604     $  6,128,425
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    568,848     $    453,024     $  1,000,066
    Group 2 Policies....................................        652,581        1,074,178        1,442,305
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................         73,269          256,426          209,478
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      4,055,868        3,234,976        3,476,576
                                                           ------------     ------------     ------------
      Total net assets..................................   $  5,350,566     $  5,018,604     $  6,128,425
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $       8.11     $       6.47     $       6.95
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $       8.19     $       6.72     $       7.12
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $       8.58     $       7.50     $       8.17
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,387,123     $  7,186,658     $  7,925,790
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER           ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT       AMERICAN         AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED         SMALL
       RETURN           VALUE          GROWTH           VALUE          EQUITY          ALL CAP      CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------
    $ 44,968,329    $ 41,431,645    $  2,800,005    $  3,177,252    $ 10,311,000    $      6,198     $ 15,050,296

          67,271          60,980           3,734           4,164          13,889              --           21,335
           9,509           8,302             189             187             610              --            2,289
    ------------    ------------    ------------    ------------    ------------    ------------     ------------
    $ 44,891,549    $ 41,362,363    $  2,796,082    $  3,172,901    $ 10,296,501    $      6,198     $ 15,026,672
    ============    ============    ============    ============    ============    ============     ============
    $ 36,510,349    $ 31,545,200    $    711,056    $    724,658    $  2,214,007    $         --     $  8,883,204
       8,018,636       8,834,891       2,008,094       2,364,127       7,827,341              --        6,026,802
             684         274,137           9,340           9,888          96,145           6,198           50,864
         361,880         708,135          67,592          74,228         159,008              --           65,802
              --              --              --              --              --              --               --
    ------------    ------------    ------------    ------------    ------------    ------------     ------------
    $ 44,891,549    $ 41,362,363    $  2,796,082    $  3,172,901    $ 10,296,501    $      6,198     $ 15,026,672
    ============    ============    ============    ============    ============    ============     ============
    $      16.48    $      15.64    $       6.82    $       7.52    $       5.47    $         --     $       6.47
    ============    ============    ============    ============    ============    ============     ============
    $       8.03    $       9.32    $       7.08    $       8.00    $       7.39    $         --     $       4.87
    ============    ============    ============    ============    ============    ============     ============
    $       8.55    $       7.94    $       8.18    $       8.26    $       7.26    $       8.85     $       7.60
    ============    ============    ============    ============    ============    ============     ============
    $       9.06    $       8.10    $       8.66    $       8.31    $       8.23    $         --     $       8.27
    ============    ============    ============    ============    ============    ============     ============
    $ 57,879,855    $ 52,998,529    $  3,490,069    $  3,987,118    $ 14,560,189    $      6,836     $ 18,594,625
    ============    ============    ============    ============    ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                                              AMERICAN           AMERICAN
                                                             CENTURY VP         CENTURY VP          CALVERT
                                                           INTERNATIONAL          VALUE              SOCIAL
                                                             (CLASS II)         (CLASS II)          BALANCED
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $        124       $        467       $  2,619,492

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................              --                 --              3,567
    Administrative charges..............................              --                 --                303
                                                            ------------       ------------       ------------
      Total net assets..................................    $        124       $        467       $  2,615,622
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $         --       $         --       $  1,177,577
    Group 2 Policies....................................              --                 --          1,379,139
    Group 3 Policies....................................             124                467                 --
    Group 4 Policies....................................              --                 --             58,906
                                                            ------------       ------------       ------------
      Total net assets..................................    $        124       $        467       $  2,615,622
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $         --       $         --       $      11.85
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $         --       $         --       $       8.36
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $       9.63       $       9.84       $         --
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $         --       $         --       $       9.31
                                                            ============       ============       ============
Identified Cost of Investment...........................    $        128       $        484       $  3,269,258
                                                            ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                       FIDELITY
       DREYFUS IP          FIDELITY           FIDELITY           FIDELITY           FIDELITY             VIP
       TECHNOLOGY            VIP                VIP                VIP                VIP             INVESTMENT
         GROWTH         CONTRAFUND(R)      EQUITY-INCOME          GROWTH           INDEX 500          GRADE BOND
    (INITIAL SHARES)   (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    ---------------------------------------------------------------------------------------------------------------
      $    963,375       $ 64,140,773       $ 24,127,932       $    100,882       $     86,964       $     51,394

             1,111             92,995             35,364                 --                 --                 --
                69             11,334              4,276                 --                 --                 --
      ------------       ------------       ------------       ------------       ------------       ------------
      $    962,195       $ 64,036,444       $ 24,088,292       $    100,882       $     86,964       $     51,394
      ============       ============       ============       ============       ============       ============
      $    320,029       $ 43,636,706       $ 16,080,722       $         --       $         --       $         --
           550,235         19,700,426          7,626,232                 --                 --                 --
            23,531            176,626             47,456            100,882             86,964             51,394
            68,400            522,686            333,882                 --                 --                 --
      ------------       ------------       ------------       ------------       ------------       ------------
      $    962,195       $ 64,036,444       $ 24,088,292       $    100,882       $     86,964       $     51,394
      ============       ============       ============       ============       ============       ============
      $       5.88       $      14.84       $      12.95       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $       6.08       $       8.67       $       8.92       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $       7.63       $       8.94       $       8.57       $       6.82       $       7.59       $      10.17
      ============       ============       ============       ============       ============       ============
      $       7.68       $       8.93       $       8.51       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $  1,247,789       $ 81,079,658       $ 30,675,168       $    148,235       $    111,073       $     50,531
      ============       ============       ============       ============       ============       ============


         FIDELITY
           VIP
         MID CAP
     (INITIAL CLASS)
     ----------------
       $    392,516
                 --
                 --
       ------------
       $    392,516
       ============
       $         --
                 --
            392,516
                 --
       ------------
       $    392,516
       ============
       $         --
       ============
       $         --
       ============
       $       9.30
       ============
       $         --
       ============
       $    425,110
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                                             FIDELITY         JANUS ASPEN
                                                                VIP             SERIES          JANUS ASPEN
                                                             OVERSEAS         AGGRESSIVE          SERIES
                                                          (INITIAL CLASS)       GROWTH           BALANCED
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $        811      $      2,365      $ 74,411,635

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           101,943
    Administrative charges..............................             --                --             9,417
                                                           ------------      ------------      ------------
      Total net assets..................................   $        811      $      2,365      $ 74,300,275
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 36,820,991
    Group 2 Policies....................................             --                --        36,285,200
    Group 3 Policies....................................            811             2,365           109,948
    Group 4 Policies....................................             --                --         1,084,136
                                                           ------------      ------------      ------------
      Total net assets..................................   $        811      $      2,365      $ 74,300,275
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      17.63
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $       9.93
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $       7.88      $       7.70      $       9.40
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $       9.47
                                                           ============      ============      ============
Identified Cost of Investment...........................   $      1,029      $      2,403      $ 86,165,107
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                           NEUBERGER                                            VAN KAMPEN
      JANUS ASPEN                           BERMAN            T. ROWE           T. ROWE             UIF
        SERIES            MFS(R)              AMT              PRICE             PRICE           EMERGING
       WORLDWIDE         INVESTORS          MID-CAP           EQUITY           LIMITED-           MARKETS
        GROWTH         TRUST SERIES         GROWTH            INCOME           TERM BOND          EQUITY
    ---------------------------------------------------------------------------------------------------------
     $ 69,483,170      $     46,388      $      9,591      $ 11,034,866      $     85,752      $  9,443,376

           99,227                --                --            13,978                --            13,835
           10,766                --                --               880                --             1,562
     ------------      ------------      ------------      ------------      ------------      ------------
     $ 69,373,177      $     46,388      $      9,591      $ 11,020,008      $     85,752      $  9,427,979
     ============      ============      ============      ============      ============      ============
     $ 41,366,136      $         --      $         --      $  3,525,140      $         --      $  5,859,170
       27,453,920                --                --         6,920,929                --         3,494,072
          135,518            46,388             9,591           275,835            85,752               831
          417,603                --                --           298,104                --            73,906
     ------------      ------------      ------------      ------------      ------------      ------------
     $ 69,373,177      $     46,388      $      9,591      $ 11,020,008      $     85,752      $  9,427,979
     ============      ============      ============      ============      ============      ============
     $      12.45      $         --      $         --      $       9.57      $         --      $       7.40
     ============      ============      ============      ============      ============      ============
     $       6.77      $         --      $         --      $       9.65      $         --      $       7.58
     ============      ============      ============      ============      ============      ============
     $       7.63      $       7.88      $       8.14      $       8.65      $      10.09      $       8.07
     ============      ============      ============      ============      ============      ============
     $       8.19      $         --      $         --      $       8.70      $         --      $       8.30
     ============      ============      ============      ============      ============      ============
     $123,366,482      $     59,147      $     10,708      $ 12,524,059      $     85,247      $ 11,007,746
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2002


                                                          MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP
                                         MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP         EQUITY
                                             BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE         INCOME
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $     911,696    $     192,994    $     636,978    $     498,589    $     101,241
 Mortality and expense risk charges....      (103,555)      (1,084,005)        (257,139)         (85,959)         (48,775)
 Administrative charges................       (12,940)        (155,360)         (31,944)          (7,025)          (6,348)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       795,201       (1,046,371)         347,895          405,605           46,118
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     4,476,002      133,511,795      614,572,610        1,395,021          973,975
 Cost of investments sold..............    (4,459,993)    (151,421,389)    (614,570,383)      (1,699,043)      (1,111,347)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................        16,009      (17,909,594)           2,227         (304,022)        (137,372)
 Realized gain distribution received...        18,759               --              356               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       757,241      (51,462,147)             (53)      (1,508,947)      (1,488,949)
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....       792,009      (69,371,741)           2,530       (1,812,969)      (1,626,321)
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   1,587,210    $ (70,418,112)   $     350,425    $  (1,407,364)   $  (1,580,203)
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP                                          CENTURY
                                           MID CAP         SMALL CAP       MAINSTAY VP      MAINSTAY VP        INCOME &
                                            GROWTH           GROWTH        TOTAL RETURN        VALUE            GROWTH
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $   1,219,317    $     664,186    $      33,489
 Mortality and expense risk charges....       (30,519)         (33,744)        (273,844)        (250,579)         (13,657)
 Administrative charges................        (4,428)          (4,823)         (39,395)         (35,172)            (698)
                                        =============    =============    =============    =============    =============
     Net investment income (loss)......       (34,947)         (38,567)         906,078          378,435           19,134
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       213,919          937,283        2,488,359        1,831,063          260,078
 Cost of investments sold..............      (244,584)      (1,180,089)      (2,565,259)      (2,379,284)        (364,538)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (30,665)        (242,806)         (76,900)        (548,221)        (104,460)
 Realized gain distribution received...            --               --               --           67,665               --
 Change in unrealized appreciation
   (depreciation) on investments.......    (1,767,219)      (1,577,624)      (9,820,159)     (10,625,185)        (500,515)
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....    (1,797,884)      (1,820,430)      (9,897,059)     (11,105,741)        (604,975)
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $  (1,832,831)   $  (1,858,997)   $  (8,990,981)   $ (10,727,306)   $    (585,841)
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
      GOVERNMENT         EQUITY            BOND            EQUITY           EQUITY            CORE
    ---------------------------------------------------------------------------------------------------
    $     549,097    $     693,681    $   4,379,204    $   1,985,509    $     108,923    $      16,244
          (77,931)        (402,568)        (222,779)        (825,806)         (42,120)         (31,246)
           (9,975)         (53,282)         (30,455)        (110,144)          (5,850)          (4,830)
    -------------    -------------    -------------    -------------    -------------    -------------
          461,191          237,831        4,125,970        1,049,559           60,953          (19,832)
    -------------    -------------    -------------    -------------    -------------    -------------
        2,761,491        3,670,114        3,129,595      164,693,843       21,042,554          358,191
       (2,570,562)      (5,913,813)      (4,744,401)    (170,286,018)     (21,108,709)        (405,125)
    -------------    -------------    -------------    -------------    -------------    -------------
          190,929       (2,243,699)      (1,614,806)      (5,592,175)         (66,155)         (46,934)
               --               --               --          449,921               --               --
          537,329      (18,118,866)      (2,047,603)     (33,398,038)        (245,060)        (735,856)
    -------------    -------------    -------------    -------------    -------------    -------------
          728,258      (20,362,565)      (3,662,409)     (38,540,292)        (311,215)        (782,790)
    -------------    -------------    -------------    -------------    -------------    -------------
    $   1,189,449    $ (20,124,734)   $     463,561    $ (37,490,733)   $    (250,262)   $    (802,622)
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET         ALGER            ALGER           AMERICAN         AMERICAN
        LARGE          MANAGEMENT        AMERICAN         AMERICAN        CENTURY VP       CENTURY VP
       COMPANY           GROWTH         LEVERAGED          SMALL        INTERNATIONAL        VALUE
        VALUE            EQUITY         ALL CAP(B)     CAPITALIZATION   (CLASS II)(D)    (CLASS II)(C)
    ---------------------------------------------------------------------------------------------------
    $      21,724    $       7,879    $          --    $          --    $          --    $          --
          (15,703)         (53,885)              --         (101,049)              --               --
             (746)          (2,599)              --          (11,976)              --               --
    -------------    -------------    -------------    -------------    -------------    -------------
            5,275          (48,605)              --         (113,025)              --               --
    -------------    -------------    -------------    -------------    -------------    -------------
          288,508          784,844              386      453,230,387               --              509
         (360,544)      (1,615,557)            (417)    (455,193,748)              --             (500)
    -------------    -------------    -------------    -------------    -------------    -------------
          (72,036)        (830,713)             (31)      (1,963,361)              --                9
               --               --               --               --               --               --
         (751,026)      (2,660,979)            (638)      (3,919,484)              (5)             (16)
    -------------    -------------    -------------    -------------    -------------    -------------
         (823,062)      (3,491,692)            (669)      (5,882,845)              (5)              (7)
    -------------    -------------    -------------    -------------    -------------    -------------
    $    (817,787)   $  (3,540,297)   $        (669)   $  (5,995,870)   $          (5)   $          (7)
    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2002

                                                             DREYFUS IP                         FIDELITY VIP
                                            CALVERT          TECHNOLOGY       FIDELITY VIP         EQUITY-        FIDELITY VIP
                                            SOCIAL             GROWTH         CONTRAFUND(R)        INCOME            GROWTH
                                           BALANCED       (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
                                        ----------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $      76,820     $          --      $     485,481     $     383,544     $         312
 Mortality and expense risk charges....        (13,226)           (3,912)          (358,782)         (137,270)               --
 Administrative charges................         (1,203)             (307)           (44,716)          (17,157)               --
                                         -------------     -------------      -------------     -------------     -------------
     Net investment income (loss)......         62,391            (4,219)            81,983           229,117               312
                                         -------------     -------------      -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        223,148           269,197          1,870,281         1,429,276             4,641
 Cost of investments sold..............       (306,901)         (361,780)        (2,573,086)       (1,803,968)           (6,084)
                                         -------------     -------------      -------------     -------------     -------------
     Net realized gain (loss) on
       investments.....................        (83,753)          (92,583)          (702,805)         (374,692)           (1,443)
 Realized gain distribution received...             --                --                 --           522,044                --
 Change in unrealized appreciation
   (depreciation) on investments.......       (311,974)         (309,387)        (6,121,586)       (5,121,633)          (43,556)
                                         -------------     -------------      -------------     -------------     -------------
     Net gain (loss) on investments....       (395,727)         (401,970)        (6,824,391)       (4,974,281)          (44,999)
                                         -------------     -------------      -------------     -------------     -------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    (333,336)    $    (406,189)     $  (6,742,408)    $  (4,745,164)    $     (44,687)
                                         =============     =============      =============     =============     =============

                                                                                                   T. ROWE         VAN KAMPEN
                                                             NEUBERGER           T. ROWE            PRICE              UIF
                                            MFS(R)           BERMAN AMT           PRICE           LIMITED-          EMERGING
                                           INVESTORS          MID-CAP            EQUITY             TERM             MARKETS
                                         TRUST SERIES          GROWTH            INCOME            BOND(E)           EQUITY
                                        ----------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         288     $          --      $     162,761     $         311     $          --
 Mortality and expense risk charges....             --                --            (45,974)               --           (55,867)
 Administrative charges................             --                --             (2,930)               --            (6,439)
                                         -------------     -------------      -------------     -------------     -------------
     Net investment income (loss)......            288                --            113,857               311           (62,306)
                                         -------------     -------------      -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....          2,040            63,977            637,231            45,163         8,885,227
 Cost of investments sold..............         (2,348)          (65,525)          (704,359)          (45,074)      (10,565,599)
                                         -------------     -------------      -------------     -------------     -------------
     Net realized gain (loss) on
       investments.....................           (308)           (1,548)           (67,128)               89        (1,680,372)
 Realized gain distribution received...             --                --              8,127                --                --
 Change in unrealized appreciation
   (depreciation) on investments.......        (12,582)           (1,701)        (1,492,287)              505           751,411
                                         -------------     -------------      -------------     -------------     -------------
     Net gain (loss) on investments....        (12,890)           (3,249)        (1,551,288)              594          (928,961)
                                         -------------     -------------      -------------     -------------     -------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $     (12,602)    $      (3,249)     $  (1,437,431)    $         905     $    (991,267)
                                         =============     =============      =============     =============     =============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                         FIDELITY VIP                                               JANUS ASPEN
     FIDELITY VIP         INVESTMENT        FIDELITY VIP        FIDELITY VIP          SERIES          JANUS ASPEN
       INDEX 500          GRADE BOND           MID CAP            OVERSEAS          AGGRESSIVE          SERIES
    (INITIAL CLASS)   (INITIAL CLASS)(E)   (INITIAL CLASS)   (INITIAL CLASS)(A)       GROWTH           BALANCED
    ---------------------------------------------------------------------------------------------------------------
     $       1,178      $          --       $       3,267      $          --       $          --     $   1,814,320
                --                 --                  --                 --                  --          (382,136)
                --                 --                  --                 --                  --           (36,593)
     -------------      -------------       -------------      -------------       -------------     -------------
             1,178                 --               3,267                 --                  --         1,395,591
     -------------      -------------       -------------      -------------       -------------     -------------
             5,837             21,826              32,004                131               1,130         2,213,272
            (7,075)           (21,697)            (34,358)              (149)             (1,192)       (2,313,403)
     -------------      -------------       -------------      -------------       -------------     -------------
            (1,238)               129              (2,354)               (18)                (62)         (100,131)
                --                 --                  --                 --                  --                --
           (23,160)               863             (43,618)              (219)               (112)       (6,432,043)
     -------------      -------------       -------------      -------------       -------------     -------------
           (24,398)               992             (45,972)              (237)               (174)       (6,532,174)
     -------------      -------------       -------------      -------------       -------------     -------------
     $     (23,220)     $         992       $     (42,705)     $        (237)      $        (174)    $  (5,136,583)
     =============      =============       =============      =============       =============     =============

       JANUS ASPEN
         SERIES
        WORLDWIDE
         GROWTH
     ---------------
      $     710,025
           (413,339)
            (46,709)
      -------------
            249,977
      -------------
          2,344,695
         (4,174,647)
      -------------
         (1,829,952)
                 --
        (20,771,292)
      -------------
        (22,601,244)
      -------------
      $ (22,351,267)
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                          MAINSTAY VP                   MAINSTAY VP
                                                             BOND                  CAPITAL APPRECIATION
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    795,201   $    622,371   $ (1,046,371)  $ (1,238,534)
   Net realized gain (loss) on investments......        16,009         31,986    (17,909,594)   (79,591,610)
   Realized gain distribution received..........        18,759             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       757,241        236,466    (51,462,147)    22,344,552
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     1,587,210        890,823    (70,418,112)   (58,485,592)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --             --             --
   Payments received from policyowners..........     5,400,541      3,094,486     60,728,045     70,231,143
   Cost of insurance............................    (1,705,342)    (1,127,337)   (22,129,678)   (23,768,439)
   Policyowners' surrenders.....................      (832,790)      (614,735)    (9,122,762)    (9,399,017)
   Net transfers from (to) Fixed Account........      (777,493)       889,457     (5,121,057)       628,217
   Transfers between Investment Divisions.......     1,872,307      3,710,951     (6,568,982)    (5,299,560)
   Policyowners' death benefits.................       (37,586)        (7,045)      (271,936)      (356,053)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     3,919,637      5,945,777     17,513,630     32,036,291
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,734)        (1,360)       102,770         38,824
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     5,505,113      6,835,240    (52,801,712)   (26,410,477)
NET ASSETS:
   Beginning of year............................    16,058,130      9,222,890    214,995,817    241,406,294
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 21,563,243   $ 16,058,130   $162,194,105   $214,995,817
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    347,895   $  1,145,398
   Net realized gain (loss) on investments......         2,227             61
   Realized gain distribution received..........           356            178
   Change in unrealized appreciation
     (depreciation) on investments..............           (53)            (9)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       350,425      1,145,628
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --
   Payments received from policyowners..........    14,399,746     13,398,593
   Cost of insurance............................    (3,686,302)    (2,264,699)
   Policyowners' surrenders.....................   (14,012,219)    (2,784,676)
   Net transfers from (to) Fixed Account........    (8,283,610)    10,088,200
   Transfers between Investment Divisions.......    (3,761,623)    (4,630,171)
   Policyowners' death benefits.................       (41,353)       (42,574)
                                                  ------------   ------------
     Net contributions and (withdrawals)........   (15,385,361)    13,764,673
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (788)        (1,738)
                                                  ------------   ------------
       Increase (decrease) in net assets........   (15,035,724)    14,908,563
NET ASSETS:
   Beginning of year............................    58,901,467     43,992,904
                                                  ------------   ------------
   End of year..................................  $ 43,865,743   $ 58,901,467
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                        CORPORATE BOND                INDEXED EQUITY
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  4,125,970   $  3,851,627   $  1,049,559   $    644,213
   Net realized gain (loss) on investments......    (1,614,806)      (599,461)    (5,592,175)   (30,590,585)
   Realized gain distribution received..........            --             --        449,921      1,591,707
   Change in unrealized appreciation
     (depreciation) on investments..............    (2,047,603)    (2,048,649)   (33,398,038)    10,974,211
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       463,561      1,203,517    (37,490,733)   (17,380,454)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --             --             --
   Payments received from policyowners..........     9,784,242      9,114,697     49,809,832     51,695,550
   Cost of insurance............................    (4,056,216)    (3,371,265)   (16,371,136)   (16,044,133)
   Policyowners' surrenders.....................    (1,731,811)    (1,377,336)    (6,626,214)    (5,149,292)
   Net transfers from (to) Fixed Account........     1,354,861      1,580,803      1,384,493      4,164,925
   Transfers between Investment Divisions.......       989,343        569,947     (4,499,690)      (943,270)
   Policyowners' death benefits.................       (83,568)      (136,115)      (163,894)      (179,650)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     6,256,851      6,380,731     23,533,391     33,544,130
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,609           (903)        64,675          3,085
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     6,722,021      7,583,345    (13,892,667)    16,166,761
NET ASSETS:
   Beginning of year............................    35,342,149     27,758,804    151,089,704    134,922,943
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 42,064,170   $ 35,342,149   $137,197,037   $151,089,704
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                     INTERNATIONAL EQUITY
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     60,953   $     44,168
   Net realized gain (loss) on investments......       (66,155)    (1,513,171)
   Realized gain distribution received..........            --         18,355
   Change in unrealized appreciation
     (depreciation) on investments..............      (245,060)       524,384
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................      (250,262)      (926,264)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --
   Payments received from policyowners..........     1,797,352      1,840,469
   Cost of insurance............................      (714,413)      (628,007)
   Policyowners' surrenders.....................      (274,188)      (226,059)
   Net transfers from (to) Fixed Account........       (11,429)         2,878
   Transfers between Investment Divisions.......       617,580       (477,959)
   Policyowners' death benefits.................        (4,772)       (23,593)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,410,130        487,729
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,326            836
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,161,194       (437,699)
NET ASSETS:
   Beginning of year............................     6,462,117      6,899,816
                                                  ------------   ------------
   End of year..................................  $  7,623,311   $  6,462,117
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(g) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            CONVERTIBLE                  EQUITY INCOME                  GOVERNMENT                   GROWTH EQUITY
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002           2001           2002         2001(A)          2002           2001           2002           2001
    ---------------------------------------------------------------------------------------------------------------------
    $    405,605   $    439,260   $     46,118   $     14,017   $    461,191   $    369,814   $    237,831   $     44,910
        (304,022)       (54,324)      (137,372)        (2,772)       190,929         28,606     (2,243,699)    (3,562,510)
              --             --             --             --             --             --             --             --
      (1,508,947)      (636,724)    (1,488,949)       (11,626)       537,329        (26,980)   (18,118,866)   (10,785,710)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,407,364)      (251,788)    (1,580,203)          (381)     1,189,449        371,440    (20,124,734)   (14,303,310)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --      5,000,000             --             --             --             --
       5,869,218      5,301,842      2,250,866        441,023      3,009,815      4,136,139     21,948,064     24,222,605
      (1,715,257)    (1,423,523)      (536,276)       (52,717)    (1,059,878)      (590,750)    (7,657,600)    (7,771,273)
        (621,857)      (294,685)       (87,078)        (3,025)      (563,351)      (415,151)    (2,843,775)    (3,693,159)
         704,555      2,098,718        941,302        386,565        554,983      1,103,026     (1,759,681)     2,808,691
         393,604      1,241,107      2,426,955        810,998      6,200,735      1,541,914     (1,384,677)    (1,608,763)
         (18,488)        (9,761)        (4,597)            --        (26,179)        (2,817)       (65,545)       (99,011)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,611,775      6,913,698      4,991,172      6,582,844      8,116,125      5,772,361      8,236,786     13,859,090
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,340           (522)         2,806           (124)        (1,541)          (485)        32,278          9,997
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,206,751      6,661,388      3,413,775      6,582,339      9,304,033      6,143,316    (11,855,670)      (434,223)
      14,168,192      7,506,804      6,582,339             --     10,461,378      4,318,062     76,672,963     77,107,186
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 17,374,943   $ 14,168,192   $  9,996,114   $  6,582,339   $ 19,765,411   $ 10,461,378   $ 64,817,293   $ 76,672,963
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           MID CAP CORE                 MID CAP GROWTH               SMALL CAP GROWTH
    ---------------------------   ---------------------------   ---------------------------
        2002         2001(A)          2002         2001(A)          2002         2001(A)
    ---------------------------------------------------------------------------------------
    $    (19,832)  $     (8,372)  $    (34,947)  $    (16,051)  $    (38,567)  $    (16,717)
         (46,934)        (2,374)       (30,665)        (3,957)      (242,806)        23,501
              --             --             --             --             --             --
        (735,856)      (291,492)    (1,767,219)      (392,959)    (1,577,624)      (209,715)
    ------------   ------------   ------------   ------------   ------------   ------------
        (802,622)      (302,238)    (1,832,831)      (412,967)    (1,858,997)      (202,931)
    ------------   ------------   ------------   ------------   ------------   ------------
              --      5,000,000             --      5,000,000             --      5,000,000
         633,511         54,866        979,585        131,700      1,264,778        148,766
        (134,631)       (10,125)      (223,284)       (21,645)      (315,037)       (27,131)
         (31,303)        (1,211)       (17,619)        (1,021)       (50,822)        (2,775)
         121,187        160,569        553,613        141,999        447,912        154,581
         570,710         90,228        482,397        236,044      1,149,352        419,228
            (107)            --             --             --           (933)            --
    ------------   ------------   ------------   ------------   ------------   ------------
       1,159,367      5,294,327      1,774,692      5,487,077      2,495,250      5,692,669
    ------------   ------------   ------------   ------------   ------------   ------------
           1,661             71          2,670            (37)         2,714           (280)
    ------------   ------------   ------------   ------------   ------------   ------------
         358,406      4,992,160        (55,469)     5,074,073        638,967      5,489,458
       4,992,160             --      5,074,073             --      5,489,458             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  5,350,566   $  4,992,160   $  5,018,604   $  5,074,073   $  6,128,425   $  5,489,458
    ============   ============   ============   ============   ============   ============


             MAINSTAY VP
            TOTAL RETURN
     ---------------------------
         2002           2001
     ---------------------------
     $    906,078   $    960,965
          (76,900)       502,968
               --         69,277
       (9,820,159)    (7,297,090)
     ------------   ------------
       (8,990,981)    (5,763,880)
     ------------   ------------
               --             --
       12,180,978     13,560,124
       (5,199,225)    (4,999,775)
       (2,122,899)    (2,048,263)
         (332,959)       758,511
         (708,515)      (412,182)
         (155,717)       (64,295)
     ------------   ------------
        3,661,663      6,794,120
     ------------   ------------
           13,705          2,311
     ------------   ------------
       (5,315,613)     1,032,551
       50,207,162     49,174,611
     ------------   ------------
     $ 44,891,549   $ 50,207,162
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2002
and December 31, 2001

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                             VALUE                    INCOME & GROWTH
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    378,435   $    348,308   $     19,134   $      9,678
   Net realized gain (loss) on investments......      (548,221)       852,754       (104,460)       (27,997)
   Realized gain distribution received..........        67,665      1,903,612             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............   (10,625,185)    (3,037,243)      (500,515)      (106,440)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................   (10,727,306)        67,431       (585,841)      (124,759)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    13,086,031     11,058,155      1,168,604      1,049,073
   Cost of insurance............................    (4,803,853)    (4,049,417)      (311,190)      (248,190)
   Policyowners' surrenders.....................    (1,700,065)    (1,668,501)       (81,243)       (58,124)
   Net transfers from (to) Fixed Account........       657,910      1,327,277        109,651        365,537
   Transfers between Investment Divisions.......       923,047      2,835,675        133,973        248,428
   Policyowners' death benefits.................       (50,724)       (62,442)        (6,611)        (1,408)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     8,112,346      9,440,747      1,013,184      1,355,316
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        19,456         (2,870)           890            (20)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    (2,595,504)     9,505,308        428,233      1,230,537
NET ASSETS:
   Beginning of year............................    43,957,867     34,452,559      2,367,849      1,137,312
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 41,362,363   $ 43,957,867   $  2,796,082   $  2,367,849
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                         COMPANY VALUE
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      5,275   $      9,439
   Net realized gain (loss) on investments......       (72,036)        (4,333)
   Realized gain distribution received..........            --         45,510
   Change in unrealized appreciation
     (depreciation) on investments..............      (751,026)       (74,184)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................      (817,787)       (23,568)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,568,100      1,342,060
   Cost of insurance............................      (382,256)      (300,251)
   Policyowners' surrenders.....................       (68,276)       (47,905)
   Net transfers from (to) Fixed Account........       131,181        615,530
   Transfers between Investment Divisions.......        49,350        473,023
   Policyowners' death benefits.................          (198)            --
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,297,901      2,082,457
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,056            (64)
                                                  ------------   ------------
       Increase (decrease) in net assets........       481,170      2,058,825
NET ASSETS:
   Beginning of year............................     2,691,731        632,906
                                                  ------------   ------------
   End of year..................................  $  3,172,901   $  2,691,731
                                                  ============   ============

                                                                                        DREYFUS IP
                                                            CALVERT                  TECHNOLOGY GROWTH
                                                        SOCIAL BALANCED              (INITIAL SHARES)
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002         2001(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     62,391   $     70,878   $     (4,219)  $       (401)
   Net realized gain (loss) on investments......       (83,753)       (44,485)       (92,583)        (1,184)
   Realized gain distribution received..........            --         40,242             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (311,974)      (203,088)      (309,387)        24,974
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................      (333,336)      (136,453)      (406,189)        23,389
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       894,339        810,573        542,687         67,193
   Cost of insurance............................      (262,446)      (235,311)      (127,852)       (13,332)
   Policyowners' surrenders.....................      (146,316)       (87,641)        (8,135)          (456)
   Net transfers from (to) Fixed Account........        81,549        174,991        242,751         73,245
   Transfers between Investment Divisions.......       193,955         13,936        243,543        324,946
   Policyowners' death benefits.................          (805)            --            (30)            --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       760,276        676,548        892,964        451,596
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           493             28            445            (10)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       427,433        540,123        487,220        474,975
NET ASSETS:
   Beginning of year............................     2,188,189      1,648,066        474,975             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $  2,615,622   $  2,188,189   $    962,195   $    474,975
                                                  ============   ============   ============   ============

                                                         FIDELITY VIP
                                                         CONTRAFUND(R)
                                                        (INITIAL CLASS)
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     81,983   $     32,559
   Net realized gain (loss) on investments......      (702,805)    (1,055,959)
   Realized gain distribution received..........            --      1,347,453
   Change in unrealized appreciation
     (depreciation) on investments..............    (6,121,586)    (7,193,941)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    (6,742,408)    (6,869,888)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    20,803,195     22,571,147
   Cost of insurance............................    (7,068,273)    (6,517,305)
   Policyowners' surrenders.....................    (2,642,680)    (2,275,513)
   Net transfers from (to) Fixed Account........      (186,803)     1,507,180
   Transfers between Investment Divisions.......       121,398        (47,574)
   Policyowners' death benefits.................       (38,722)       (78,399)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    10,988,115     15,159,536
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        12,598          4,085
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,258,305      8,293,733
NET ASSETS:
   Beginning of year............................    59,778,139     51,484,406
                                                  ------------   ------------
   End of year..................................  $ 64,036,444   $ 59,778,139
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(g) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     ALGER
            MAINSTAY VP             AMERICAN
            EAGLE ASSET            LEVERAGED           ALGER AMERICAN
     MANAGEMENT GROWTH EQUITY       ALL CAP         SMALL CAPITALIZATION
    ---------------------------   ------------   ---------------------------
        2002           2001         2002(D)          2002           2001
    ------------------------------------------------------------------------
    $    (48,605)  $    (41,848)  $         --   $   (113,025)  $   (135,367)
        (830,713)      (711,304)           (31)    (1,963,361)    (5,212,133)
              --             --             --             --             --
      (2,660,979)      (354,153)          (638)    (3,919,484)       161,884
    ------------   ------------   ------------   ------------   ------------
      (3,540,297)    (1,107,305)          (669)    (5,995,870)    (5,185,616)
    ------------   ------------   ------------   ------------   ------------
       5,410,260      5,489,715             --      6,704,078      7,982,490
      (1,373,670)    (1,396,232)          (540)    (1,823,403)    (2,033,213)
        (530,244)      (259,049)            --       (657,407)      (697,920)
         281,501      1,547,499           (150)       (96,205)       453,871
         (27,818)       735,529          7,557        598,816       (137,272)
         (24,385)       (10,220)            --         (9,795)        (7,427)
    ------------   ------------   ------------   ------------   ------------
       3,735,644      6,107,242          6,867      4,716,084      5,560,529
    ------------   ------------   ------------   ------------   ------------
           4,650            164             --          9,547          5,040
    ------------   ------------   ------------   ------------   ------------
         199,997      5,000,101          6,198     (1,270,239)       379,953
      10,096,504      5,096,403             --     16,296,911     15,916,958
    ------------   ------------   ------------   ------------   ------------
    $ 10,296,501   $ 10,096,504   $      6,198   $ 15,026,672   $ 16,296,911
    ============   ============   ============   ============   ============

       AMERICAN        AMERICAN
      CENTURY VP      CENTURY VP
     INTERNATIONAL       VALUE
      (CLASS II)      (CLASS II)
     -------------   -------------
        2002(F)         2002(E)
     -----------------------------
     $         --    $         --
               --               9
               --              --
               (5)            (16)
     ------------    ------------
               (5)             (7)
     ------------    ------------
               --              --
               (5)            (18)
               --              --
              134             492
               --              --
               --              --
     ------------    ------------
              129             474
     ------------    ------------
               --              --
     ------------    ------------
              124             467
               --              --
     ------------    ------------
     $        124    $        467
     ============    ============

           FIDELITY VIP                  FIDELITY VIP                  FIDELITY VIP
           EQUITY-INCOME                    GROWTH                       INDEX 500
          (INITIAL CLASS)               (INITIAL CLASS)               (INITIAL CLASS)
    ---------------------------   ---------------------------   ---------------------------
        2002           2001           2002         2001(B)          2002         2001(B)
    ---------------------------------------------------------------------------------------
    $    229,117   $    161,862   $        312   $         --   $      1,178   $         --
        (374,692)       (53,223)        (1,443)           (86)        (1,238)           (59)
         522,044        874,045             --             --             --             --
      (5,121,633)    (2,111,253)       (43,556)        (3,797)       (23,160)          (949)
    ------------   ------------   ------------   ------------   ------------   ------------
      (4,745,164)    (1,128,569)       (44,687)        (3,883)       (23,220)        (1,008)
    ------------   ------------   ------------   ------------   ------------   ------------
       7,880,989      7,629,717             --             --          5,068         15,678
      (2,618,542)    (2,336,216)        (4,641)        (1,513)        (4,769)        (1,151)
      (1,083,320)      (949,014)            --             --             --             --
         586,579      1,281,699             --             --             15             --
         439,784      1,003,878             79        155,527          7,478         88,873
         (23,119)       (42,727)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       5,182,371      6,587,337         (4,562)       154,014          7,792        103,400
    ------------   ------------   ------------   ------------   ------------   ------------
           8,998             (8)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         446,205      5,458,760        (49,249)       150,131        (15,428)       102,392
      23,642,087     18,183,327        150,131             --        102,392             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 24,088,292   $ 23,642,087   $    100,882   $    150,131   $     86,964   $    102,392
    ============   ============   ============   ============   ============   ============

      FIDELITY VIP
       INVESTMENT             FIDELITY VIP            FIDELITY VIP
       GRADE BOND                MID CAP                OVERSEAS
     (INITIAL CLASS)         (INITIAL CLASS)         (INITIAL CLASS)
     ---------------   ---------------------------   ---------------
         2002(G)           2002         2001(B)          2002(C)
     ---------------------------------------------------------------
      $         --     $      3,267   $         --    $         --
               129           (2,354)          (172)            (18)
                --               --             --              --
               863          (43,618)        11,024            (219)
      ------------     ------------   ------------    ------------
               992          (42,705)        10,852            (237)
      ------------     ------------   ------------    ------------
                --            5,645         14,137              --
              (177)         (19,521)        (2,399)           (130)
                --               --             --              --
              (129)             424           (100)             --
            50,708          104,713        321,470           1,178
                --               --             --              --
      ------------     ------------   ------------    ------------
            50,402           91,261        333,108           1,048
      ------------     ------------   ------------    ------------
                --               --             --              --
      ------------     ------------   ------------    ------------
            51,394           48,556        343,960             811
                --          343,960             --              --
      ------------     ------------   ------------    ------------
      $     51,394     $    392,516   $    343,960    $        811
      ============     ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2002
and December 31, 2001

                                                      JANUS ASPEN SERIES            JANUS ASPEN SERIES
                                                       AGGRESSIVE GROWTH                 BALANCED
                                                  ---------------------------   ---------------------------
                                                      2002         2001(B)          2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --   $  1,395,591   $  1,203,588
   Net realized gain (loss) on investments......           (62)             3       (100,131)       213,465
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............          (112)            74     (6,432,043)    (4,047,701)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................          (174)            77     (5,136,583)    (2,630,648)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         1,553          1,127     25,506,150     25,078,914
   Cost of insurance............................          (164)           (62)    (7,820,315)    (6,905,174)
   Policyowners' surrenders.....................            --             --     (2,877,257)    (2,005,767)
   Net transfers from (to) Fixed Account........             8             --      1,584,432      5,144,445
   Transfers between Investment Divisions.......            --             --        418,266       (215,828)
   Policyowners' death benefits.................            --             --        (98,683)       (60,360)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........         1,397          1,065     16,712,593     21,036,230
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --          9,287           (185)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........         1,223          1,142     11,585,297     18,405,397
NET ASSETS:
   Beginning of year............................         1,142             --     62,714,978     44,309,581
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $      2,365   $      1,142   $ 74,300,275   $ 62,714,978
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       WORLDWIDE GROWTH
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    249,977   $    (89,150)
   Net realized gain (loss) on investments......    (1,829,952)    (1,141,654)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............   (20,771,292)   (17,719,688)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................   (22,351,267)   (18,950,492)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    29,009,024     33,537,409
   Cost of insurance............................    (8,590,662)    (9,272,978)
   Policyowners' surrenders.....................    (3,174,246)    (2,394,753)
   Net transfers from (to) Fixed Account........      (703,861)     2,963,613
   Transfers between Investment Divisions.......    (2,868,183)    (2,783,681)
   Policyowners' death benefits.................       (37,453)       (71,655)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    13,634,619     21,977,955
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        35,656         12,131
                                                  ------------   ------------
       Increase (decrease) in net assets........    (8,680,992)     3,039,594
NET ASSETS:
   Beginning of year............................    78,054,169     75,014,575
                                                  ------------   ------------
   End of year..................................  $ 69,373,177   $ 78,054,169
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(g) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                           NEUBERGER
                                          BERMAN AMT                                          T. ROWE PRICE
         MFS(R) INVESTORS                   MID-CAP                    T. ROWE PRICE            LIMITED-
           TRUST SERIES                     GROWTH                     EQUITY INCOME            TERM BOND
    ---------------------------   ---------------------------   ---------------------------   -------------
        2002         2001(B)          2002         2001(B)          2002           2001          2002(G)
    -------------------------------------------------------------------------------------------------------
    $        288   $         --   $         --   $         --   $    113,857   $     34,153   $        311
            (308)           (19)        (1,548)             7        (67,128)         6,191             89
              --             --             --             --          8,127         71,721             --
         (12,582)          (177)        (1,701)           584     (1,492,287)       (33,151)           505
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (12,602)          (196)        (3,249)           591     (1,437,431)        78,914            905
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --         19,180          3,922      4,518,057      2,372,744             --
          (1,658)          (522)        (1,066)           (74)    (1,126,436)      (517,001)          (298)
              --             --             --             --       (260,509)      (133,368)            --
              10         61,356         45,795             --      1,115,172      1,525,570           (122)
              --             --        (55,508)            --      2,100,007      2,022,469         85,267
              --             --             --             --         (4,730)          (118)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,648)        60,834          8,401          3,848      6,341,561      5,270,296         84,847
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --          2,501           (133)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (14,250)        60,638          5,152          4,439      4,906,631      5,349,077         85,752
          60,638             --          4,439             --      6,113,377        764,300             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     46,388   $     60,638   $      9,591   $      4,439   $ 11,020,008   $  6,113,377   $     85,752
    ============   ============   ============   ============   ============   ============   ============


             VAN KAMPEN
                 UIF
       EMERGING MARKETS EQUITY
     ---------------------------
         2002           2001
     ---------------------------
     $    (62,306)  $    (49,648)
       (1,680,372)    (1,305,179)
               --             --
          751,411        908,225
     ------------   ------------
         (991,267)      (446,602)
     ------------   ------------
        3,501,462      3,931,327
       (1,138,898)    (1,038,262)
         (462,808)      (345,177)
         (115,199)        22,119
         (307,104)      (287,910)
           (6,791)        (8,444)
     ------------   ------------
        1,470,662      2,273,653
     ------------   ------------
            1,719             --
     ------------   ------------
          481,114      1,827,051
        8,946,865      7,119,814
     ------------   ------------
     $  9,427,979   $  8,946,865
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and Survivorship Variable Universal Life ("SVUL") - Series
2). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc.") (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to VUL, SVUL Series 1 and 2, VUL 2000 Series 1 and 2 and SPVUL Series 1 and 2 Policyowners; forty of these Investment Divisions are available for Pinnacle VUL and Pinnacle SVUL policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, T. Rowe Price Equity Income, and Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets Equity). Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap, Alger American Small Capitalization, American Century VP International (Class II), American Century VP Value (Class II), Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Small Cap (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series, MFS(R) New Discovery Series, MFS(R) Research Series, MFS(R) Utilities Series, Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income, T. Rowe Price Limited-Term Bond, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Emerging Markets Equity (formerly, "Morgan Stanley UIF Emerging Markets Equity"), and Van Kampen UIF U.S. Real Estate.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

For SVUL, VUL 2000, SPVUL, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 Policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, Pinnacle VUL, Pinnacle SVUL or VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2002, the investments of VUL Separate Account-I are as follows:

                                                                 MAINSTAY VP      MAINSTAY VP
                                                MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP
                                                    BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE
                                               -----------------------------------------------------------------
Number of shares.............................         1,573            9,949           43,927            1,925
Identified cost..............................    $   20,954       $  223,950       $   43,929       $   20,492


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                    CORE            GROWTH           GROWTH           RETURN
                                               -----------------------------------------------------------------
Number of shares.............................           657              769              874            3,318
Identified cost..............................    $    6,387       $    7,187       $    7,926       $   57,880

  Investment activity for the year ended December 31, 2002, was as follows:


                                                                 MAINSTAY VP      MAINSTAY VP
                                                MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP
                                                    BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE
                                               -----------------------------------------------------------------
Purchases....................................    $    9,215       $  149,976       $  599,530       $    6,419
Proceeds from sales..........................         4,476          133,512          614,573            1,395


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                    CORE            GROWTH           GROWTH           RETURN
                                               -----------------------------------------------------------------
Purchases....................................    $    1,499       $    1,955       $    3,397       $    7,058
Proceeds from sales..........................           358              214              937            2,488

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


     MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         HIGH YIELD        INDEXED       INTERNATIONAL
        INCOME         GOVERNMENT         EQUITY       CORPORATE BOND       EQUITY           EQUITY
    ---------------------------------------------------------------------------------------------------
           1,202            1,792            4,335            5,703            7,771              805
      $   11,512       $   19,262       $  104,792       $   54,074       $  172,207       $    7,722

                      MAINSTAY VP
                        AMERICAN       MAINSTAY VP      MAINSTAY VP         ALGER            ALGER
                        CENTURY       DREYFUS LARGE     EAGLE ASSET        AMERICAN         AMERICAN
     MAINSTAY VP        INCOME &         COMPANY         MANAGEMENT       LEVERAGED          SMALL
        VALUE            GROWTH           VALUE        GROWTH EQUITY       ALL CAP       CAPITALIZATION
    ---------------------------------------------------------------------------------------------------
           3,480              344              397            1,158               --            1,233
      $   52,999       $    3,490       $    3,987       $   14,560       $        7       $   18,595


     MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         HIGH YIELD        INDEXED       INTERNATIONAL
        INCOME         GOVERNMENT         EQUITY       CORPORATE BOND       EQUITY           EQUITY
    ---------------------------------------------------------------------------------------------------
      $    6,018       $   11,350       $   12,153       $   13,519       $  189,754       $   22,516
             974            2,761            3,670            3,130          164,694           21,043

                      MAINSTAY VP
                        AMERICAN       MAINSTAY VP      MAINSTAY VP         ALGER            ALGER
                        CENTURY       DREYFUS LARGE     EAGLE ASSET        AMERICAN         AMERICAN
     MAINSTAY VP        INCOME &         COMPANY         MANAGEMENT       LEVERAGED          SMALL
        VALUE            GROWTH           VALUE        GROWTH EQUITY       ALL CAP       CAPITALIZATION
    ---------------------------------------------------------------------------------------------------
      $   10,402       $    1,294       $    1,593       $    4,476       $        7       $  457,823
           1,831              260              289              785               --          453,230

--------------------------------------------------------------------------------

                                                   AMERICAN           AMERICAN                             DREYFUS IP
                                                  CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY
                                                INTERNATIONAL          VALUE              SOCIAL             GROWTH
                                                  (CLASS II)         (CLASS II)          BALANCED       (INITIAL SHARES)
                                               -------------------------------------------------------------------------
Number of shares.............................             --                 --              1,746                168
Identified cost..............................     $       --         $       --         $    3,269         $    1,248


                                                   FIDELITY           FIDELITY         JANUS ASPEN
                                                     VIP                VIP               SERIES          JANUS ASPEN
                                                   MID CAP            OVERSEAS          AGGRESSIVE           SERIES
                                               (INITIAL CLASS)    (INITIAL CLASS)         GROWTH            BALANCED
                                               -------------------------------------------------------------------------
Number of shares.............................             22                 --                 --              3,614
Identified cost..............................     $      425         $        1         $        2         $   86,165

  Investment activity for the year ended December 31, 2002, was as follows:

                                                   AMERICAN           AMERICAN                             DREYFUS IP
                                                  CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY
                                                INTERNATIONAL          VALUE              SOCIAL             GROWTH
                                                  (CLASS II)         (CLASS II)          BALANCED       (INITIAL SHARES)
                                               -------------------------------------------------------------------------
Purchases....................................     $       --         $        1         $    1,047         $    1,159
Proceeds from sales..........................             --                  1                223                269


                                                   FIDELITY           FIDELITY         JANUS ASPEN
                                                     VIP                VIP               SERIES          JANUS ASPEN
                                                   MID CAP            OVERSEAS          AGGRESSIVE           SERIES
                                               (INITIAL CLASS)    (INITIAL CLASS)         GROWTH            BALANCED
                                               -------------------------------------------------------------------------
Purchases....................................     $      127         $        1         $        3         $   20,344
Proceeds from sales..........................             32                 --                  1              2,213

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                    FIDELITY
        FIDELITY           FIDELITY           FIDELITY           FIDELITY             VIP
          VIP                VIP                VIP                VIP             INVESTMENT
     CONTRAFUND(R)      EQUITY-INCOME          GROWTH           INDEX 500          GRADE BOND
    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    --------------------------------------------------------------------------------------------
            3,544              1,329                  4                  1                  4
       $   81,080         $   30,675         $      148         $      111         $       51

                                                                                                      VAN KAMPEN
      JANUS ASPEN           MFS(R)           NEUBERGER                              T. ROWE              UIF
         SERIES           INVESTORS          BERMAN AMT          T. ROWE             PRICE             EMERGING
       WORLDWIDE            TRUST             MID-CAP             PRICE           LIMITED-TERM         MARKETS
         GROWTH             SERIES             GROWTH         EQUITY INCOME           BOND              EQUITY
    ---------------------------------------------------------------------------------------------------------------
            3,301                  3                  1                675                 17              1,563
       $  123,366         $       59         $       11         $   12,524         $       85         $   11,008

                                                                                    FIDELITY
        FIDELITY           FIDELITY           FIDELITY           FIDELITY             VIP
          VIP                VIP                VIP                VIP             INVESTMENT
     CONTRAFUND(R)      EQUITY-INCOME          GROWTH           INDEX 500          GRADE BOND
    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    --------------------------------------------------------------------------------------------
       $   12,958         $    7,371         $       --         $       15         $       72
            1,870              1,429                  5                  6                 22

                                                                                                      VAN KAMPEN
      JANUS ASPEN           MFS(R)           NEUBERGER                              T. ROWE              UIF
         SERIES           INVESTORS          BERMAN AMT          T. ROWE             PRICE             EMERGING
       WORLDWIDE            TRUST             MID-CAP             PRICE           LIMITED-TERM         MARKETS
         GROWTH             SERIES             GROWTH         EQUITY INCOME           BOND              EQUITY
    ---------------------------------------------------------------------------------------------------------------
       $   16,245         $        1         $       72         $    7,111         $      130         $   10,296
            2,345                  2                 64                637                 45              8,885

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)* policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)* the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, and Pinnacle SVUL policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)*, SPVUL (Series 2)*, SVUL (Series
      2)*, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)* and VUL 2000 (Series 2)* policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)* policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

Separate Account Charges:

NYLIAC assesses, on a daily basis, a mortality and expense risk charge based on the value of the separate account assets. On an annual percentage basis, the charges vary by product: VUL 0.70%**, SVUL (Series 1) 0.70%**, VUL 2000 (Series
1) 0.50% and SPVUL (Series 1) 0.50%.

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial

------------
 * Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

** Includes a .10% administrative service charge.

withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. The maximum surrender charge on VUL policies is shown on the policy's data page; the maximum surrender charge on VUL 2000 policies is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)* policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, this charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, this charge is deducted during the first 9 policy years. The surrender charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. The surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
* Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2002 and December 31, 2001 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                    BOND                  CAPITAL APPRECIATION
                                         ---------------------------   ---------------------------
                                             2002         2001(A)          2002         2001(A)
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --             --             --             --
Units issued on payments received from
  policyowners.........................        154            115          2,359          2,178
Units redeemed on cost of insurance....        (62)           (54)          (985)          (820)
Units redeemed on surrenders...........        (29)           (37)          (419)          (376)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (113)           (13)          (332)          (180)
Units issued (redeemed) on transfers
  between Investment Divisions.........         92            164           (347)          (192)
Units redeemed on death benefits.......         (2)            --            (14)           (15)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         40            175            262            595
Units outstanding, beginning of year...        753            578          8,468          7,873
                                            ------         ------         ------         ------
Units outstanding, end of year.........        793            753          8,730          8,468
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        219            112          2,745          2,306
Units redeemed on cost of insurance....        (52)           (24)          (687)          (556)
Units redeemed on surrenders...........        (28)            (4)          (235)           (79)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         57             94             57            523
Units issued (redeemed) on transfers
  between Investment Divisions.........         20             92            (99)           (25)
Units redeemed on death benefits.......         (1)            --             (3)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        215            270          1,778          2,167
Units outstanding, beginning of year...        325             55          3,603          1,436
                                            ------         ------         ------         ------
Units outstanding, end of year.........        540            325          5,381          3,603
                                            ======         ======         ======         ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --             --              2             --
Units redeemed on cost of insurance....         (1)            --             (1)            --
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          1              1             --             --
Units issued (redeemed) on transfers
  between Investment Divisions.........          4             --              5              7
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............          4              1              6              7
Units outstanding, beginning of year...          1             --              7             --
                                            ------         ------         ------         ------
Units outstanding, end of year.........          5              1             13              7
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     EQUITY                      MAINSTAY VP
          CASH MANAGEMENT                 CONVERTIBLE                     INCOME                      GOVERNMENT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002         2001(A)          2002         2001(A)          2002         2001(B)          2002         2001(A)
    -----------------------------------------------------------------------------------------------------------------
           --             --             --             --             --            500             --             --
        3,760          4,776            117             99             56              8             89            223
       (1,210)        (1,005)           (35)           (29)           (14)            (1)           (37)           (28)
       (9,396)        (1,922)           (13)            (9)            (6)            --            (24)           (27)
       (9,550)         1,483            (11)            20             --              4            (21)            --
        1,555           (422)            (8)            59            181             59            258             76
           (6)           (31)            --             (1)            --             --             (1)            --
      -------         ------         ------         ------         ------         ------         ------         ------
      (14,847)         2,879             50            139            217            570            264            244
       32,996         30,117            434            295            570             --            528            284
      -------         ------         ------         ------         ------         ------         ------         ------
       18,149         32,996            484            434            787            570            792            528
      =======         ======         ======         ======         ======         ======         ======         ======
        5,622          6,107            380            339            169             37            114             62
       (1,489)          (779)          (113)           (87)           (40)            (4)           (34)           (14)
         (763)          (117)           (41)           (14)            (4)            --            (13)            (1)
        2,548          6,088             61            159             66             37             34             96
       (4,624)        (3,122)            39             22             64             27            141             32
          (30)            --             (1)            --             --             --             (1)            --
      -------         ------         ------         ------         ------         ------         ------         ------
        1,264          8,177            325            419            255             97            241            175
       11,244          3,067            656            237             97             --            188             13
      -------         ------         ------         ------         ------         ------         ------         ------
       12,508         11,244            981            656            352             97            429            188
      =======         ======         ======         ======         ======         ======         ======         ======
        2,479            176              1             --             --             --             --             --
         (264)           (30)            --             --             --             --             --             --
           --             --             --             --             --             --             --             --
          837          1,437             --             --             --             --             --             --
         (595)        (1,066)             4              5             --             --              8             --
           --             --             --             --             --             --             --             --
      -------         ------         ------         ------         ------         ------         ------         ------
        2,457            517              5              5             --             --              8             --
          517             --              5             --             --             --             --             --
      -------         ------         ------         ------         ------         ------         ------         ------
        2,974            517             10              5             --             --              8             --
      =======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                                GROWTH EQUITY                CORPORATE BOND
                                         ---------------------------   ---------------------------
                                             2002         2001(A)          2002         2001(A)
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --             --             --             --
Units issued on payments received from
  policyowners.........................        568            567            380            424
Units redeemed on cost of insurance....       (238)          (210)          (192)          (178)
Units redeemed on surrenders...........        (98)          (125)           (94)           (81)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (112)           (43)           (50)           (36)
Units issued (redeemed) on transfers
  between Investment Divisions.........        (64)           (49)             2             32
Units redeemed on death benefits.......         (2)            (3)            (4)            (8)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         54            137             42            153
Units outstanding, beginning of year...      2,348          2,211          1,879          1,726
                                            ------         ------         ------         ------
Units outstanding, end of year.........      2,402          2,348          1,921          1,879
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................      1,086            890            354            241
Units redeemed on cost of insurance....       (281)          (211)           (95)           (57)
Units redeemed on surrenders...........        (79)           (31)           (25)           (10)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         55            310            139            214
Units issued (redeemed) on transfers
  between Investment Divisions.........         (9)            13             84            (18)
Units redeemed on death benefits.......         (2)            (1)            (2)            --
                                            ------         ------         ------         ------
  Net increase (decrease)..............        770            970            455            370
Units outstanding, beginning of year...      1,598            628            514            144
                                            ------         ------         ------         ------
Units outstanding, end of year.........      2,368          1,598            969            514
                                            ======         ======         ======         ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --             --             --              1
Units redeemed on cost of insurance....         (1)            --             (2)            --
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --             73             --             --
Units issued (redeemed) on transfers
  between Investment Divisions.........          1            (55)             5             22
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............         --             18              3             23
Units outstanding, beginning of year...         18             --             23             --
                                            ------         ------         ------         ------
Units outstanding, end of year.........         18             18             26             23
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
          INDEXED EQUITY                    EQUITY                         CORE                         GROWTH
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002         2001(a)          2002         2001(a)          2002         2001(b)          2002         2001(b)
    -----------------------------------------------------------------------------------------------------------------
           --             --             --             --             --            500             --            500
        1,272          1,211             87             98             18              1             22              4
         (482)          (420)           (42)           (38)            (4)            --             (4)            --
         (217)          (160)           (18)           (16)            (3)            --             (1)            --
         (104)           (43)           (12)            (7)            (5)             7             (3)            --
         (190)             9             44            (28)            49              7             38             14
           (6)            (5)            --             (2)            --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
          273            592             59              7             55            515             52            518
        4,392          3,800            412            405            515             --            518             --
       ------         ------         ------         ------         ------         ------         ------         ------
        4,665          4,392            471            412            570            515            570            518
       ======         ======         ======         ======         ======         ======         ======         ======
        2,378          1,841             80             64             49              5             90             11
         (608)          (435)           (21)           (15)           (11)            (1)           (21)            (2)
         (192)           (61)            (4)            (1)            (1)            --             (2)            --
          270            562             12             12             14             10             39             15
          (33)           (36)            22             --             12              3             18             12
           (3)            (3)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
        1,812          1,868             89             60             63             17            124             36
        3,241          1,373            129             69             17             --             36             --
       ------         ------         ------         ------         ------         ------         ------         ------
        5,053          3,241            218            129             80             17            160             36
       ======         ======         ======         ======         ======         ======         ======         ======
           --             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
            1             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
            1             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
            1             --             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------


                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                    GROWTH                       TOTAL RETURN
                                         -----------------------------   -----------------------------
                                             2002           2001(B)          2002           2001(A)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --             500              --              --
Units issued on payments received from
  policyowners.........................         32               4             468             487
Units redeemed on cost of insurance....         (9)             (1)           (231)           (204)
Units redeemed on surrenders...........         (4)             --            (103)            (95)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (8)             --             (70)            (48)
Units issued (redeemed) on transfers
  between Investment Divisions.........         97              33             (38)            (35)
Units redeemed on death benefits.......         --              --              (8)             (3)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        108             536              18             102
Units outstanding, beginning of year...        536              --           2,197           2,095
                                            ------          ------          ------          ------
Units outstanding, end of year.........        644             536           2,215           2,197
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        116              12             435             380
Units redeemed on cost of insurance....        (28)             (2)           (126)            (90)
Units redeemed on surrenders...........         (3)             --             (34)            (13)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         42              17              58             172
Units issued (redeemed) on transfers
  between Investment Divisions.........         35              13              (7)             24
Units redeemed on death benefits.......         --              --              (1)             --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        162              40             325             473
Units outstanding, beginning of year...         40              --             673             200
                                            ------          ------          ------          ------
Units outstanding, end of year.........        202              40             998             673
                                            ======          ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --              --               1              --
Units redeemed on cost of insurance....         --              --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              --              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --              --              (1)             --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
Units outstanding, beginning of year...         --              --              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         --              --              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
                VALUE                      INCOME & GROWTH                      VALUE                       GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2002           2001(a)          2002           2001(A)          2002           2001(A)          2002           2001(a)
    -----------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --              --              --
          446             419              19              12              29              22             119             104
         (197)           (173)             (5)             (3)             (6)             (3)            (31)            (24)
          (86)            (83)             --              --              (1)             (2)            (30)            (13)
          (57)            (53)             --               3              (1)             10             (11)              4
           18             110              14              24               5              36              (1)             75
           (2)             (3)             --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
          122             217              28              36              26              63              46             146
        1,895           1,678              76              40              70               7             359             213
       ------          ------          ------          ------          ------          ------          ------          ------
        2,017           1,895             104              76              96              70             405             359
       ======          ======          ======          ======          ======          ======          ======          ======
          462             236             127             107             144             108             535             445
         (121)            (54)            (34)            (25)            (37)            (26)           (135)           (114)
          (18)             (2)            (10)             (7)             (7)             (2)            (41)            (16)
           88             199               8              37               7              49              19             137
           45              41              --               4              (3)             12             (24)              7
           (1)             --              (1)             --              --              --              (3)             (1)
       ------          ------          ------          ------          ------          ------          ------          ------
          455             420              90             116             104             141             351             458
          493              73             194              78             192              51             709             251
       ------          ------          ------          ------          ------          ------          ------          ------
          948             493             284             194             296             192           1,060             709
       ======          ======          ======          ======          ======          ======          ======          ======
            5              --              --              --              --              --              --              --
           (3)             --              --              --              --              --              --              --
           --              --              --              --              --              --              --              --
            7               5              --              --              --              --              --               2
           (3)             24               1              --               1              --              11              --
           --              --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
            6              29               1              --               1              --              11               2
           29              --              --              --              --              --               2              --
       ------          ------          ------          ------          ------          ------          ------          ------
           35              29               1              --               1              --              13               2
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                             ALGER                   ALGER                 AMERICAN
                                           AMERICAN                AMERICAN               CENTURY VP
                                           LEVERAGED                 SMALL               INTERNATIONAL
                                            ALL CAP             CAPITALIZATION            (CLASS II)
                                         -------------   -----------------------------   -------------
                                            2002(f)          2002           2001(a)         2002(h)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --              --
Units issued on payments received from
  policyowners.........................         --             449             422              --
Units redeemed on cost of insurance....         --            (134)           (120)             --
Units redeemed on surrenders...........         --             (48)            (45)             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --             (35)            (14)             --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --             (61)             (5)             --
Units redeemed on death benefits.......         --              (1)             (1)             --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --             170             237              --
Units outstanding, beginning of year...         --           1,203             966              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         --           1,373           1,203              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................         --             598             560              --
Units redeemed on cost of insurance....         --            (150)           (129)             --
Units redeemed on surrenders...........         --             (57)            (40)             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               8              79              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --             (12)            (14)             --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --             387             456              --
Units outstanding, beginning of year...         --             850             394              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         --           1,237             850              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES (C)
Units issued on payments received from
  policyowners.........................         --               3              --              --
Units redeemed on cost of insurance....         --              (1)             --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               5              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........          1              (3)              3              --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          1               4               3              --
Units outstanding, beginning of year...         --               3              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........          1               7               3              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      AMERICAN                                               DREYFUS IP                       FIDELITY
     CENTURY VP                CALVERT                       TECHNOLOGY                          VIP
        VALUE                  SOCIAL                          GROWTH                       CONTRAFUND(R)
     (CLASS II)               BALANCED                    (INITIAL SHARES)                 (INITIAL CLASS)
    -------------   -----------------------------   -----------------------------   -----------------------------
       2002(g)          2002           2001(a)          2002           2001(b)          2002           2001(a)
    -------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --              --
           --              22              24               8               1             716             815
           --              (9)             (9)             (3)             --            (281)           (258)
           --              (8)             (5)             --              --            (117)           (114)
           --              (2)             (2)             --               1             (64)            (38)
           --               2               1              20              27              (3)            (31)
           --              --              --              --              --              (2)             (4)
       ------          ------          ------          ------          ------          ------          ------
           --               5               9              25              29             249             370
           --              94              85              29              --           2,691           2,321
       ------          ------          ------          ------          ------          ------          ------
           --              99              94              54              29           2,940           2,691
       ======          ======          ======          ======          ======          ======          ======
           --              68              47              59               6             998             924
           --             (16)            (11)            (13)             (1)           (279)           (229)
           --              (5)             (1)             (1)             --             (88)            (41)
           --               6              21              23               7              53             221
           --              17              --               4               7               4              24
           --              --              --              --              --              (1)             (1)
       ------          ------          ------          ------          ------          ------          ------
           --              70              56              72              19             687             898
           --              95              39              19              --           1,586             688
       ------          ------          ------          ------          ------          ------          ------
           --             165              95              91              19           2,273           1,586
       ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --               2              (1)
           --              --              --              --              --              (1)             --
           --              --              --              --              --              --              --
           --              --              --              --              --              --               1
           --              --              --               3              --               2              17
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --               3              --               3              17
           --              --              --              --              --              17              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --               3              --              20              17
       ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                   Fidelity
                                                      VIP                          Fidelity
                                                 Equity-Income                    VIP Growth
                                                (Initial Class)                 (Initial Class)
                                         -----------------------------   -----------------------------
                                             2002           2001(a)          2002            2001
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --              --
Units issued on payments received from
  policyowners.........................        298             297              --              --
Units redeemed on cost of insurance....       (113)           (103)             --              --
Units redeemed on surrenders...........        (61)            (48)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (27)             (2)             --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........          8              39              --              --
Units redeemed on death benefits.......         (1)             (2)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        104             181              --              --
Units outstanding, beginning of year...      1,137             956              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........      1,241           1,137              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        353             269              --              --
Units redeemed on cost of insurance....       (101)            (65)             --              --
Units redeemed on surrenders...........        (24)            (19)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         63             119              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         28              34              --              --
Units redeemed on death benefits.......         --              (1)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        319             337              --              --
Units outstanding, beginning of year...        536             199              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........        855             536              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................          4              --              --              --
Units redeemed on cost of insurance....         --              --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          6              --              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         (4)             --              --              15
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          6              --              --              15
Units outstanding, beginning of year...         --              --              15              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........          6              --              15              15
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

              FIDELITY               FIDELITY VIP                                        FIDELITY        JANUS ASPEN
                 VIP                  INVESTMENT                FIDELITY                    VIP            SERIES
              INDEX 500               GRADE BOND               VIP MID CAP               OVERSEAS        AGGRESSIVE
           (INITIAL CLASS)          (INITIAL CLASS)          (INITIAL CLASS)          (INITIAL CLASS)      GROWTH
    -----------------------------   ---------------   -----------------------------   ---------------   -------------
        2002            2001            2002(i)           2002            2001            2002(d)           2002
    -----------------------------------------------------------------------------------------------------------------
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
       ======          ======            ======          ======          ======            ======          ======
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
       ======          ======            ======          ======          ======            ======          ======
            1               1                --               1               1                --              --
           (1)             --                --              (2)             --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
            1               9                 5              10              32                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
            1              10                 5               9              33                --              --
           10              --                --              33              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           11              10                 5              42              33                --              --
       ======          ======            ======          ======          ======            ======          ======

      JANUS ASPEN
        SERIES
      AGGRESSIVE
        GROWTH
     -------------
         2001
    -----------------------------------------------------------------------------------------------------
            --
            --
            --
            --
            --
            --
            --
        ------
            --
            --
        ------
            --
        ======
            --
            --
            --
            --
            --
            --
        ------
            --
            --
        ------
            --
        ======
            --
            --
            --
            --
            --
            --
        ------
            --
            --
        ------
            --
        ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                   BALANCED                         GROWTH
                                         -----------------------------   -----------------------------
                                             2002           2001(a)          2002           2001(a)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --              --
Units issued on payments received from
  policyowners.........................        509             544             909             886
Units redeemed on cost of insurance....       (177)           (168)           (320)           (281)
Units redeemed on surrenders...........        (86)            (77)           (142)           (101)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (48)             15            (101)            (20)
Units issued (redeemed) on transfers
  between Investment Divisions.........         10             (20)           (163)           (129)
Units redeemed on death benefits.......         (1)             (1)             (2)             (3)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        207             293             181             352
Units outstanding, beginning of year...      1,882           1,589           3,142           2,790
                                            ------          ------          ------          ------
Units outstanding, end of year.........      2,089           1,882           3,323           3,142
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................      1,521           1,362           2,023           1,799
Units redeemed on cost of insurance....       (436)           (344)           (513)           (431)
Units redeemed on surrenders...........       (127)            (52)           (152)            (63)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        150             443              46             315
Units issued (redeemed) on transfers
  between Investment Divisions.........         29               9             (94)            (60)
Units redeemed on death benefits.......         (7)             (3)             (1)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............      1,130           1,415           1,309           1,558
Units outstanding, beginning of year...      2,523           1,108           2,746           1,188
                                            ------          ------          ------          ------
Units outstanding, end of year.........      3,653           2,523           4,055           2,746
                                            ======          ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................          5               2               1               1
Units redeemed on cost of insurance....         (1)             --              (1)             --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         10               5              --               1
Units issued (redeemed) on transfers
  between Investment Divisions.........        (11)              2               8               8
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          3               9               8              10
Units outstanding, beginning of year...          9              --              10              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         12               9              18              10
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                              NEUBERGER
               MFS(R)                        BERMAN AMT
              INVESTORS                        MID-CAP                      T. ROWE PRICE
            TRUST SERIES                       GROWTH                       EQUITY INCOME
    -----------------------------   -----------------------------   -----------------------------
        2002            2001            2002            2001            2002           2001(a)
    ---------------------------------------------------------------------------------------------
           --              --              --              --              --              --
           --              --              --              --              87              46
           --              --              --              --             (19)             (7)
           --              --              --              --             (11)             (3)
           --              --              --              --              14              20
           --              --              --              --             115             121
           --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------
           --              --              --              --             186             177
           --              --              --              --             182               5
       ------          ------          ------          ------          ------          ------
           --              --              --              --             368             182
       ======          ======          ======          ======          ======          ======
           --              --              --              --             333             171
           --              --              --              --             (84)            (40)
           --              --              --              --             (15)             (9)
           --              --              --              --              71             116
           --              --              --              --              63              47
           --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------
           --              --              --              --             368             285
           --              --              --              --             349              64
       ------          ------          ------          ------          ------          ------
           --              --              --              --             717             349
       ======          ======          ======          ======          ======          ======
           --              --               2              --              --              --
           --              --              --              --              (2)             --
           --              --              --              --              --              --
           --               6               4              --              --               2
           --              --              (5)             --              13              19
           --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------
           --               6               1              --              11              21
            6              --              --              --              21              --
       ------          ------          ------          ------          ------          ------
            6               6               1              --              32              21
       ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                  VAN KAMPEN
                                         T. ROWE PRICE                UIF
                                         LIMITED-TERM          EMERGING MARKETS
                                             BOND                   EQUITY
                                         -------------   -----------------------------
                                            2002(I)          2002           2001(A)
                                         ---------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --
Units issued on payments received from
  policyowners.........................         --             217             244
Units redeemed on cost of insurance....         --             (78)            (71)
Units redeemed on surrenders...........         --             (30)            (29)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --             (25)            (16)
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         --             (34)            (29)
Units redeemed on death benefits.......         --              --              (1)
                                            ------          ------          ------
  Net increase (decrease)..............         --              50              98
Units outstanding, beginning of year...         --             742             644
                                            ------          ------          ------
Units outstanding, end of year.........         --             792             742
                                            ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................         --             201             237
Units redeemed on cost of insurance....         --             (59)            (56)
Units redeemed on surrenders...........         --             (28)            (14)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               4              17
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         --              --              (1)
Units redeemed on death benefits.......         --              (1)             --
                                            ------          ------          ------
  Net increase (decrease)..............         --             117             183
Units outstanding, beginning of year...         --             344             161
                                            ------          ------          ------
Units outstanding, end of year.........         --             461             344
                                            ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --              --              --
Units redeemed on cost of insurance....         --              --              --
Units redeemed on surrenders...........         --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              --              --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................          8              --              --
Units redeemed on death benefits.......         --              --              --
                                            ------          ------          ------
  Net increase (decrease)..............          8              --              --
Units outstanding, beginning of year...         --              --              --
                                            ------          ------          ------
Units outstanding, end of year.........          8              --              --
                                            ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                              Bond           Appreciation     Cash Management
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...            14                 27                396
Units redeemed on cost of insurance...................            (3)                (6)               (78)
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................            37                 34              1,416
Units issued (redeemed) on transfers between
  Investment Divisions................................             4                 --               (272)
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................            52                 55              1,462
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................            52                 55              1,462
                                                            ========           ========           ========


                                                          MainStay VP        MainStay VP        MainStay VP
                                                         International         Mid Cap            Mid Cap
                                                             Equity              Core              Growth
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...             3                  6                 12
Units redeemed on cost of insurance...................            (1)                (1)                (2)
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................             4                  4                 26
Units issued (redeemed) on transfers between
  Investment Divisions................................            --                 --                 (2)
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................             6                  9                 34
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................             6                  9                 34
                                                            ========           ========           ========

Not all investment divisions are available under all policies.

(e) Represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                         MAINSTAY VP                                              MAINSTAY VP
      MAINSTAY VP           EQUITY          MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
      CONVERTIBLE           INCOME           GOVERNMENT       GROWTH EQUITY      CORPORATE BOND     INDEXED EQUITY
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              16                 24                 12                 28                 19                 80
              (3)                (5)                (3)                (5)                (6)               (17)
              --                 --                 --                 --                 --                 --
              20                 33                 46                 27                 74                157
               2                  3                  4                  1                 --                  1
              --                 (1)                --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              35                 54                 59                 51                 87                221
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              35                 54                 59                 51                 87                221
        ========           ========           ========           ========           ========           ========

                                                               MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP                                            AMERICAN CENTURY    DREYFUS LARGE       EAGLE ASSET
       SMALL CAP         MAINSTAY VP        MAINSTAY VP          INCOME &           COMPANY           MANAGEMENT
         GROWTH          TOTAL RETURN          VALUE              GROWTH             VALUE          GROWTH EQUITY
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              11                  5                 31                  5                  3                  6
              (3)                (2)                (6)                (1)                (1)                (2)
              --                 --                 --                 --                 --                 --
              16                 36                 61                  4                  7                 15
               2                  1                  1                 --                 --                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              26                 40                 87                  8                  9                 19
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              26                 40                 87                  8                  9                 19
        ========           ========           ========           ========           ========           ========

--------------------------------------------------------------------------------


                                                             Alger              Alger
                                                            American           American       American Century
                                                           Leveraged            Small         VP International
                                                            All Cap         Capitalization       (Class II)
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...            --                  4                 --
Units redeemed on cost of insurance...................            --                 (1)                --
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................            --                  5                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................            --                 --                 --
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................            --                  8                 --
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................            --                  8                 --
                                                            ========           ========           ========

                                                                               Fidelity
                                                            Fidelity             VIP              Fidelity
                                                              VIP             Investment            VIP
                                                           Index 500          Grade Bond          Mid Cap
                                                        (Initial Class)    (Initial Class)    (Initial Class)
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...            --                 --                 --
Units redeemed on cost of insurance...................            --                 --                 --
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................            --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................            --                 --                 --
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................            --                 --                 --
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................            --                 --                 --
                                                            ========           ========           ========

Not all investment divisions are available under all policies.

(e) Represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                             DREYFUS IP          FIDELITY           FIDELITY           FIDELITY
    AMERICAN CENTURY       CALVERT           TECHNOLOGY            VIP                VIP                VIP
        VP VALUE            SOCIAL             GROWTH         CONTRAFUND(R)      EQUITY-INCOME          GROWTH
       (CLASS II)          BALANCED       (INITIAL SHARES)   (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              --                  1                  5                 31                 16                 --
              --                 --                 (1)                (8)                (4)                --
              --                 --                 --                 --                 --                 --
              --                  5                  5                 31                 24                 --
              --                 --                 --                  5                  3                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                  6                  9                 59                 39                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                  6                  9                 59                 39                 --
        ========           ========           ========           ========           ========           ========

        FIDELITY         JANUS ASPEN                           JANUS ASPEN                            NEUBERGER
          VIP               SERIES          JANUS ASPEN           SERIES             MFS(R)             BERMAN
        OVERSEAS          AGGRESSIVE           SERIES           WORLDWIDE          INVESTORS         AMT MID-CAP
    (INITIAL CLASS)         GROWTH            BALANCED            GROWTH          TRUST SERIES          GROWTH
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              --                 --                 50                 29                 --                 --
              --                 --                (12)                (6)                --                 --
              --                 --                 --                 --                 --                 --
              --                 --                 76                 27                 --                 --
              --                 --                  1                  1                 --                 --
              --                 --                 (1)                --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                 --                114                 51                 --                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                 --                114                 51                 --                 --
        ========           ========           ========           ========           ========           ========

--------------------------------------------------------------------------------


                                                                                                 Van Kampen
                                                                                                    UIF
                                                         T. Rowe Price      T. Rowe Price         Emerging
                                                             Equity          Limited-Term         Markets
                                                             Income              Bond              Equity
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...           17                 --                  3
Units redeemed on cost of insurance...................           (5)                --                 (1)
Units redeemed on surrenders..........................           --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................           21                 --                  6
Units issued (redeemed) on transfers between
  Investment Divisions................................            2                 --                  1
Units redeemed on death benefits......................           (1)                --                 --
                                                            -------            -------            -------
  Net increase (decrease).............................           34                 --                  9
Units outstanding, beginning of year..................           --                 --                 --
                                                            -------            -------            -------
Units outstanding, end of year........................           34                 --                  9
                                                            =======            =======            =======

Not all investment divisions are available under all policies.

(e) Represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                           MAINSTAY VP
                                                                               BOND
                                                       ----------------------------------------------------
                                                         2002       2001       2000       1999       1998
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 13,958   $ 12,184   $  8,626   $  7,108   $  5,916
Units outstanding..................................         793        753        578        520        423
Unit value.........................................    $  17.59   $  16.18   $  14.91   $  13.68   $  13.99
Total Return.......................................         8.7%       8.5%       9.0%      (2.2%)      8.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................         3.9%       4.7%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  6,999   $  3,868   $    597   $     89   $     --
Units outstanding..................................         540        325         55          1         --
Unit value.........................................    $  12.96   $  11.89   $  10.94   $  10.01   $     --
Total Return.......................................         9.0%       8.7%       9.3%       0.1%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         5.2%       9.1%

GROUP 3 POLICIES
Net Assets.........................................    $     55   $      7   $     --   $     --   $     --
Units outstanding..................................           5          1         --         --         --
Unit value.........................................    $  10.99   $  10.04   $     --   $     --   $     --
Total Return.......................................         9.5%       0.4%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $    552   $     --   $     --   $     --   $     --
Units outstanding..................................          52         --         --         --         --
Unit value.........................................    $  10.72   $     --   $     --   $     --   $     --
Total Return.......................................         7.2%        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
                    CAPITAL APPRECIATION                                     CASH MANAGEMENT
    ----------------------------------------------------   ----------------------------------------------------
      2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------
    $131,204   $185,293   $225,952   $246,982   $ 63,136   $ 25,473   $ 46,014   $ 40,729   $ 22,448   $ 14,406
       8,730      8,468      7,873      7,630      6,277     18,149     32,996     30,117     17,483     11,682
    $  15.03   $  21.88   $  28.70   $  32.37   $  25.99   $   1.40   $   1.39   $   1.35   $   1.28   $   1.23
       (31.4%)    (23.8%)    (11.3%)     24.5%      37.2%       0.6%       3.0%       5.5%       4.1%       4.2%
        (0.6%)     (0.6%)                                       0.7%       3.0%

    $ 30,458   $ 29,631   $ 15,454   $    848   $     --   $ 13,871   $ 12,365   $  3,264   $    270   $     --
       5,381      3,603      1,436         70         --     12,508     11,244      3,067        268         --
    $   5.66   $   8.22   $  10.76   $  12.12   $     --   $   1.11   $   1.10   $   1.06   $   1.01   $     --
       (31.2%)    (23.6%)    (11.2%)     21.2%        --        0.8%       3.8%       5.0%       1.0%        --
        (0.4%)     (0.4%)                                       0.8%       2.9%

    $     89   $     72   $     --   $     --   $     --   $  3,050   $    523   $     --   $     --   $     --
          13          7         --         --         --      2,974        517         --         --         --
    $   7.12   $  10.30   $     --   $     --   $     --   $   1.03   $   1.01   $     --   $     --   $     --
       (30.9%)      3.0%        --         --         --        2.0%       1.0%        --         --         --
         0.1%       0.3%                                        1.2%       2.1%

    $    443   $     --   $     --   $     --   $     --   $  1,472   $     --   $     --   $     --   $     --
          55         --         --         --         --      1,462         --         --         --         --
    $   7.99   $     --   $     --   $     --   $     --   $   1.01   $     --   $     --   $     --   $     --
       (20.1%)       --         --         --         --        1.0%        --         --         --         --
         0.3%        --                                         1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                         CONVERTIBLE
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  7,003   $  6,864   $  4,815   $  3,291   $  1,765
Units outstanding..................................       484        434        295        190        144
Unit value.........................................  $  14.48   $  15.83   $  16.30   $  17.28   $  12.26
Total Return.......................................      (8.5%)     (2.9%)     (5.7%)     40.9%       3.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.2%       3.4%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  9,942   $  7,252   $  2,692   $     83   $     --
Units outstanding..................................       981        656        237          7         --
Unit value.........................................  $  10.14   $  11.06   $  11.36   $  12.02   $     --
Total Return.......................................      (8.3%)     (2.6%)     (5.5%)     20.2%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.8%       4.7%

GROUP 3 POLICIES
Net Assets.........................................  $     94   $     52   $     --   $     --   $     --
Units outstanding..................................        10          5         --         --         --
Unit value.........................................  $   9.46   $  10.28   $     --   $     --   $     --
Total Return.......................................      (8.1%)      2.8%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $    336   $     --   $     --   $     --   $     --
Units outstanding..................................        35         --         --         --         --
Unit value.........................................  $   9.55   $     --   $     --   $     --   $     --
Total Return.......................................      (4.5%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



        MAINSTAY VP                           MAINSTAY VP
       EQUITY INCOME                           GOVERNMENT
    -------------------   ----------------------------------------------------
      2002       2001       2002       2001       2000       1999       1998
    --------------------------------------------------------------------------
    $  6,585   $  5,620   $ 13,456   $  8,224   $  4,168   $  3,255   $  3,451
         787        570        792        528        284        270        255
    $   8.37   $   9.86   $  16.98   $  15.57   $  14.70   $  13.19   $  13.52
       (15.1%)     (1.4%)      9.1%       5.9%      11.4%      (2.4%)      8.2%
         0.4%       0.4%       3.1%       4.8%

    $  2,954   $    962   $  5,589   $  2,237   $    150   $      9   $     --
         352         97        429        188         13          1         --
    $   8.39   $   9.87   $  13.01   $  11.91   $  11.22   $  10.05   $     --
       (15.0%)     (1.3%)      9.3%       6.1%      11.6%       0.5%        --
         0.9%       2.5%       3.8%       8.2%

    $     --   $     --   $     90   $     --   $     --   $     --   $     --
          --         --          8         --         --         --         --
    $     --   $     --   $  10.88   $     --   $     --   $     --   $     --
          --         --        8.8%        --         --         --         --
          --         --        4.4%        --

    $    458   $     --   $    631   $     --   $     --   $     --   $     --
          54         --         59         --         --         --         --
    $   8.41   $     --   $  10.67   $     --   $     --   $     --   $     --
       (15.9%)       --        6.7%        --         --         --         --
         3.4%        --       10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2002       2001       2000       1999       1998
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 46,902   $ 60,962   $ 69,704   $ 63,942   $ 39,473
Units outstanding..................................       2,402      2,348      2,211      1,947      1,551
Unit value.........................................    $  19.53   $  25.96   $  31.53   $  32.85   $  25.45
Total Return.......................................       (24.8%)    (17.7%)     (4.0%)     29.1%      25.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................         0.2%        --

GROUP 2 POLICIES(b)
Net Assets.........................................    $ 17,351   $ 15,533   $  7,403   $    322   $     --
Units outstanding..................................       2,368      1,598        628         26         --
Unit value.........................................    $   7.33   $   9.72   $  11.78   $  12.25   $     --
Total Return.......................................       (24.6%)    (17.5%)     (3.8%)     22.5%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         0.6%       0.5%

GROUP 3 POLICIES
Net Assets.........................................    $    135   $    178   $     --   $     --   $     --
Units outstanding..................................          18         18         --         --         --
Unit value.........................................    $   7.31   $   9.65   $     --   $     --   $     --
Total Return.......................................       (24.2%)     (3.5%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................    $    429   $     --   $     --   $     --   $     --
Units outstanding..................................          51         --         --         --         --
Unit value.........................................    $   8.36   $     --   $     --   $     --   $     --
Total Return.......................................       (16.4%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
                       CORPORATE BOND                                         INDEXED EQUITY
    ----------------------------------------------------   ----------------------------------------------------
      2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------
    $ 30,983   $ 29,909   $ 26,361   $ 25,846   $ 18,803   $ 99,916   $121,766   $120,772   $118,869   $ 73,315
       1,921      1,879      1,726      1,581      1,289      4,665      4,392      3,800      3,369      2,491
    $  16.13   $  15.92   $  15.28   $  16.35   $  14.58   $  21.42   $  27.73   $  31.77   $  35.28   $  29.44
         1.2%       4.2%      (6.5%)     12.1%       1.9%     (22.8%)    (12.7%)     (9.9%)     19.8%      27.6%
        10.0%      11.3%                                        0.6%       0.4%

    $  9,959   $  5,199   $  1,398   $     90   $     --   $ 35,382   $ 29,324   $ 14,201   $  2,016   $     --
         969        514        144          9         --      5,053      3,241      1,373        176         --
    $  10.28   $  10.12   $   9.70   $  10.36   $     --   $   7.00   $   9.05   $  10.35   $  11.47   $     --
         1.6%       4.3%      (6.4%)      3.6%        --      (22.6%)    (12.6%)     (9.8%)     14.7%        --
        12.2%      15.5%                                        1.0%       0.9%

    $    271   $    234   $     --   $     --   $     --   $      9   $     --   $     --   $     --   $     --
          26         23         --         --         --          1         --         --         --         --
    $  10.27   $  10.06   $     --   $     --   $     --   $   7.85   $     --   $     --   $     --   $     --
         2.1%       0.6%        --         --         --      (21.5%)       --         --         --         --
        11.3%     101.5%                                        3.1%        --

    $    851   $     --   $     --   $     --   $     --   $  1,890   $     --   $     --   $     --   $     --
          87         --         --         --         --        221         --         --         --         --
    $   9.79   $     --   $     --   $     --   $     --   $   8.54   $     --   $     --   $     --   $     --
        (2.1%)       --         --         --         --      (14.6%)       --         --         --         --
        29.2%        --                                         4.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                     INTERNATIONAL EQUITY
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  5,894   $  5,424   $  6,250   $  6,511   $  4,189
Units outstanding..................................       471        412        405        343        281
Unit value.........................................  $  12.51   $  13.18   $  15.44   $  18.97   $  14.92
Total Return.......................................      (5.1%)    (14.6%)    (18.6%)     27.1%     (22.3%)
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.7%       0.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  1,670   $  1,038   $    650   $     14   $     --
Units outstanding..................................       218        129         69          1         --
Unit value.........................................  $   7.67   $   8.06   $   9.42   $  11.56   $     --
Total Return.......................................      (4.7%)    (14.4%)    (18.5%)     15.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       1.2%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units outstanding..................................        --         --         --         --         --
Unit value.........................................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --

GROUP 4 POLICIES
Net Assets.........................................  $     59   $     --   $     --   $     --   $     --
Units outstanding..................................         6         --         --         --         --
Unit value.........................................  $   9.20   $     --   $     --   $     --   $     --
Total Return.......................................      (8.0%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP                           MAINSTAY VP
       MID CAP CORE         MID CAP GROWTH       SMALL CAP GROWTH                         TOTAL RETURN
    -------------------   -------------------   -------------------   ----------------------------------------------------
      2002       2001       2002       2001       2002       2001       2002       2001       2000       1999       1998
    ----------------------------------------------------------------------------------------------------------------------
    $  4,625   $  4,832   $  3,688   $  4,730   $  4,477   $  5,104   $ 36,510   $ 43,693   $ 46,997   $ 48,176   $ 35,685
         570        515        570        518        644        536      2,215      2,197      2,095      2,040      1,756
    $   8.11   $   9.38   $   6.47   $   9.12   $   6.95   $   9.51   $  16.48   $  19.89   $  22.43   $  23.62   $  20.32
       (13.5%)     (6.2%)    (29.1%)     (8.8%)    (26.9%)     (4.9%)    (17.0%)    (11.3%)     (5.0%)     16.2%      26.2%
        (0.4%)     (0.4%)     (0.7%)     (0.7%)     (0.7%)     (0.7%)      1.8%       1.9%

    $    653   $    160   $  1,074   $    344   $  1,442   $    385   $  8,019   $  6,514   $  2,178   $    102   $     --
          80         17        160         36        202         40        998        673        200          9         --
    $   8.19   $   9.45   $   6.72   $   9.46   $   7.12   $   9.73   $   8.03   $   9.68   $  10.89   $  11.44   $     --
       (13.4%)     (5.5%)    (28.9%)     (5.4%)    (26.8%)     (2.7%)    (16.9%)    (11.1%)     (4.8%)     14.4%        --
        (0.1%)      0.5%      (0.5%)     (0.5%)     (0.5%)     (0.5%)      2.4%       3.5%

    $     --   $     --   $     --   $     --   $     --   $     --   $      1   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $   8.55   $     --   $     --   $     --   $     --
          --         --         --         --         --         --      (14.5%)       --         --         --         --
          --         --         --         --         --         --        1.0%        --

    $     73   $     --   $    256   $     --   $    209   $     --   $    362   $     --   $     --   $     --   $     --
           9         --         34         --         26         --         40         --         --         --         --
    $   8.58   $     --   $   7.50   $     --   $   8.17   $     --   $   9.06   $     --   $     --   $     --   $     --
       (14.2%)       --      (25.0%)       --      (18.3%)       --       (9.4%)       --         --         --         --
         1.1%        --         --         --         --         --       13.3%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                            VALUE
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 31,545   $ 37,813   $ 33,582   $ 28,171   $ 21,694
Units outstanding..................................     2,017      1,895      1,678      1,578      1,313
Unit value.........................................  $  15.64   $  19.95   $  20.01   $  17.85   $  16.52
Total Return.......................................     (21.6%)     (0.3%)     12.1%       8.1%      (4.8%)
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.7%       0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  8,835   $  5,849   $    870   $     89   $     --
Units outstanding..................................       948        493         73          8         --
Unit value.........................................  $   9.32   $  11.86   $  11.87   $  10.57   $     --
Total Return.......................................     (21.4%)     (0.1%)     12.3%       5.7%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       1.3%       2.2%

GROUP 3 POLICIES
Net Assets.........................................  $    274   $    296   $     --   $     --   $     --
Units outstanding..................................        35         29         --         --         --
Unit value.........................................  $   7.94   $  10.05   $     --   $     --   $     --
Total Return.......................................     (21.0%)      0.5%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       1.4%       8.1%

GROUP 4 POLICIES
Net Assets.........................................  $    708   $     --   $     --   $     --   $     --
Units outstanding..................................        87         --         --         --         --
Unit value.........................................  $   8.10   $     --   $     --   $     --   $     --
Total Return.......................................     (19.0%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       4.4%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                   MAINSTAY VP                                 MAINSTAY VP
                AMERICAN CENTURY                              DREYFUS LARGE
                 INCOME & GROWTH                              COMPANY VALUE
    -----------------------------------------   -----------------------------------------
      2002       2001       2000       1999       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $    711   $    652   $    377   $     --   $    725   $    691   $     72   $     --
         104         76         40         --         96         70          7         --
    $   6.82   $   8.54   $   9.40   $     --   $   7.52   $   9.82   $  10.36   $     --
       (20.1%)     (9.1%)     (6.0%)       --      (23.4%)     (5.2%)      3.6%        --
         0.5%       0.3%                              --        0.5%

    $  2,008   $  1,716   $    761   $     36   $  2,364   $  2,001   $    560   $     21
         284        194         78          3        296        192         51          2
    $   7.08   $   8.84   $   9.71   $  10.93   $   8.00   $  10.42   $  10.96   $  10.34
       (19.9%)     (9.0%)    (11.2%)      9.3%     (23.2%)     (4.9%)      6.0%       3.4%
         0.8%       0.7%                             0.2%       0.6%

    $      9   $     --   $     --   $     --   $     10   $     --   $     --   $     --
           1         --         --         --          1         --         --         --
    $   8.18   $     --   $     --   $     --   $   8.26   $     --   $     --   $     --
       (18.2%)       --         --         --      (17.4%)       --         --         --
         1.2%        --                              0.7%        --

    $     68   $     --   $     --   $     --   $     74   $     --   $     --   $     --
           8         --         --         --          9         --         --         --
    $   8.66   $     --   $     --   $     --   $   8.31   $     --   $     --   $     --
       (13.4%)       --         --         --      (16.9%)       --         --         --
         3.7%        --                              1.8%        --

                    MAINSTAY VP
              EAGLE ASSET MANAGEMENT
                   GROWTH EQUITY
     -----------------------------------------
       2002       2001       2000       1999
    -------------------------------------------------------------------------------------   ----------------------------------------
-
     $  2,214   $  2,750   $  1,967   $     --
          405        359        213         --
     $   5.47   $   7.67   $   9.25   $     --
        (28.7%)    (17.1%)     (7.5%)       --
         (0.6%)     (0.7%)
     $  7,827   $  7,326   $  3,130   $    136
        1,060        709        251         10
     $   7.39   $  10.34   $  12.45   $  13.90
        (28.6%)    (16.9%)    (10.4%)     39.0%
         (0.4%)     (0.5%)
     $     96   $     21   $     --   $     --
           13          2         --         --
     $   7.26   $  10.11   $     --   $     --
        (28.2%)      1.1%        --         --
          0.1%        --
     $    159   $     --   $     --   $     --
           19         --         --         --
     $   8.23   $     --   $     --   $     --
        (17.7%)       --         --         --
          0.2%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       ALGER
                                                     AMERICAN
                                                     LEVERAGED                      ALGER AMERICAN
                                                      ALL CAP                    SMALL CAPITALIZATION
                                                     ---------   ----------------------------------------------------
                                                       2002        2002       2001       2000       1999       1998
                                                     ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --    $  8,883   $ 10,628   $ 12,193   $ 16,661   $  4,993
Units outstanding..................................        --       1,373      1,203        966        954        407
Unit value.........................................  $     --    $   6.47   $   8.83   $  12.62   $  17.46   $  12.26
Total Return.......................................        --       (26.7%)    (30.0%)    (27.7%)     42.4%      14.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................        --        (0.7%)     (0.7%)

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --    $  6,027   $  5,640   $  3,724   $     62   $     --
Units outstanding..................................        --       1,237        850        394          5         --
Unit value.........................................  $     --    $   4.87   $   6.64   $   9.46   $  13.06   $     --
Total Return.......................................        --       (26.6%)    (29.8%)    (27.6%)     30.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --        (0.5%)     (0.5%)

GROUP 3 POLICIES
Net Assets.........................................  $      6    $     51   $     28   $     --   $     --   $     --
Units outstanding..................................         1           7          3         --         --         --
Unit value.........................................  $   8.85    $   7.60   $  10.31   $     --   $     --   $     --
Total Return.......................................     (11.5%)     (26.2%)      3.1%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --          --         --

GROUP 4 POLICIES
Net Assets.........................................  $     --    $     66   $     --   $     --   $     --   $     --
Units outstanding..................................        --           8         --         --         --         --
Unit value.........................................  $     --    $   8.27   $     --   $     --   $     --   $     --
Total Return.......................................        --       (17.3%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      AMERICAN       AMERICAN                                                               DREYFUS IP
     CENTURY VP     CENTURY VP                                                              TECHNOLOGY
    INTERNATIONAL     VALUE                            CALVERT                                GROWTH
     (CLASS II)     (CLASS II)                     SOCIAL BALANCED                       (INITIAL SHARES)
    -------------   ----------   ----------------------------------------------------   -------------------
        2002           2002        2002       2001       2000       1999       1998       2002       2001
    -------------------------------------------------------------------------------------------------------
      $     --       $     --    $  1,178   $  1,275   $  1,248   $    983   $    450   $    320   $    279
            --             --          99         94         85         64         33         54         29
      $     --       $     --    $  11.85   $  13.58   $  14.70   $  15.28   $  13.71   $   5.88   $   9.77
            --             --       (12.7%)     (7.6%)     (3.8%)     11.5%      15.4%     (39.8%)     (2.3%)
            --             --         2.2%       3.2%                                       (0.7%)     (0.7%)

      $     --       $     --    $  1,379   $    914   $    400   $      8   $     --   $    550   $    191
            --             --         165         95         39          1         --         91         19
      $     --       $     --    $   8.36   $   9.57   $  10.33   $  10.72   $     --   $   6.08   $  10.08
            --             --       (12.6%)     (7.4%)     (3.6%)      7.2%        --      (39.7%)      0.8%
            --             --         2.9%       5.3%                                       (0.5%)     (0.5%)

      $     --       $     --    $     --   $     --   $     --   $     --   $     --   $     24   $      5
            --             --          --         --         --         --         --          3         --
      $   9.63       $   9.84    $     --   $     --   $     --   $     --   $     --   $   7.63   $  12.59
          (3.7%)         (1.6%)        --         --         --         --         --      (39.4%)     25.9%
            --             --          --         --                                          --         --

      $     --       $     --    $     59   $     --   $     --   $     --   $     --   $     68   $     --
            --             --           6         --         --         --         --          9         --
      $     --       $     --    $   9.31   $     --   $     --   $     --   $     --   $   7.68   $     --
            --             --        (6.9%)       --         --         --         --      (23.2%)       --
            --             --        16.8%        --                                          --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                  FIDELITY VIP CONTRAFUND(R)
                                                                       (INITIAL CLASS)
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 43,637   $ 44,376   $ 43,916   $ 37,009   $ 17,687
Units outstanding..................................     2,940      2,691      2,321      1,814      1,069
Unit value.........................................  $  14.84   $  16.49   $  18.92   $  20.41   $  16.54
Total Return.......................................     (10.0%)    (12.8%)     (7.3%)     23.4%      29.1%
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.1%       0.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 19,700   $ 15,235   $  7,568   $    471   $     --
Units outstanding..................................     2,273      1,586        688         40         --
Unit value.........................................  $   8.67   $   9.61   $  11.00   $  11.84   $     --
Total Return.......................................      (9.8%)    (12.6%)     (7.1%)     18.4%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.2%        --

GROUP 3 POLICIES
Net Assets.........................................  $    177   $    168   $     --   $     --   $     --
Units outstanding..................................        20         17         --         --         --
Unit value.........................................  $   8.94   $   9.86   $     --   $     --   $     --
Total Return.......................................      (9.3%)     (1.4%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.8%        --

GROUP 4 POLICIES
Net Assets.........................................  $    523   $     --   $     --   $     --   $     --
Units outstanding..................................        59         --         --         --         --
Unit value.........................................  $   8.93   $     --   $     --   $     --   $     --
Total Return.......................................     (10.7%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                              FIDELITY VIP          FIDELITY VIP
                 FIDELITY VIP EQUITY-INCOME                      GROWTH               INDEX 500
                      (INITIAL CLASS)                        (INITIAL CLASS)       (INITIAL CLASS)
    ----------------------------------------------------   -------------------   -------------------
      2002       2001       2000       1999       1998       2002       2001       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 16,081   $ 17,855   $ 15,911   $ 12,869   $  8,306   $     --   $     --   $     --   $     --
       1,241      1,137        956        833        567         --         --         --         --
    $  12.95   $  15.71   $  16.64   $  15.46   $  14.64   $     --   $     --   $     --   $     --
       (17.7%)     (5.6%)      7.6%       5.6%      10.8%        --         --         --         --
         1.0%       0.8%                                         --         --         --         --

    $  7,626   $  5,786   $  2,272   $    226   $     --   $     --   $     --   $     --   $     --
         855        536        199         21         --         --         --         --         --
    $   8.92   $  10.79   $  11.41   $  10.58   $     --   $     --   $     --   $     --   $     --
       (17.3%)     (5.4%)      7.8%       5.8%        --         --         --         --         --
         0.9%       0.6%                                         --         --         --         --

    $     47   $      1   $     --   $     --   $     --   $    101   $    150   $     87   $    102
           6         --         --         --         --         15         15         11         10
    $   8.57   $  10.32   $     --   $     --   $     --   $   6.82   $   9.75   $   7.59   $   9.76
       (17.1%)      3.2%        --         --         --      (30.1%)     (2.5%)    (22.2%)     (2.4%)
         0.5%        --                                         0.3%        --        1.3%        --

    $    334   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          39         --         --         --         --         --         --         --         --
    $   8.51   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
       (14.9%)       --         --         --         --         --         --         --         --
          --         --                                          --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      FIDELITY VIP
                                                       INVESTMENT         FIDELITY VIP        FIDELITY VIP         JANUS ASPEN
                                                       GRADE BOND            MID-CAP            OVERSEAS             SERIES
                                                     (INITIAL CLASS)     (INITIAL CLASS)     (INITIAL CLASS)    AGGRESSIVE GROWTH
                                                     ---------------   -------------------   ---------------   -------------------
                                                          2002           2002       2001          2002           2002       2001
                                                     -----------------------------------------------------------------------------
GROUP 1 POLICIES(A)
Net Assets.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Units outstanding..................................           --             --         --            --             --         --
Unit value.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Total Return.......................................           --             --         --            --             --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................           --             --         --            --             --         --

GROUP 2 POLICIES(B)
Net Assets.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Units outstanding..................................           --             --         --            --             --         --
Unit value.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Total Return.......................................           --             --         --            --             --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................           --             --         --            --             --         --

GROUP 3 POLICIES
Net Assets.........................................     $     51       $    393   $    344      $      1       $      2   $      1
Units outstanding..................................            5             42         33            --             --         --
Unit value.........................................     $  10.17       $   9.30   $  10.31      $   7.88       $   7.70   $  10.69
Total Return.......................................          1.7%          (9.8%)      3.1%        (21.2%)        (27.9%)      6.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................           --            0.8%        --            --             --         --

GROUP 4 POLICIES
Net Assets.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Units outstanding..................................           --             --         --            --             --         --
Unit value.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Total Return.......................................           --             --         --            --             --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................           --             --         --            --             --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        JANUS ASPEN                                            JANUS ASPEN
                      SERIES BALANCED                                    SERIES WORLDWIDE GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------
    $ 36,821   $ 35,709   $ 31,845   $ 22,549   $  6,397   $ 41,366   $ 52,870   $ 60,953   $ 52,432   $ 20,792
       2,089      1,882      1,589      1,092        390      3,323      3,142      2,790      2,010      1,302
    $  17.63   $  18.98   $  20.04   $  20.66   $  16.41   $  12.45   $  16.82   $  21.84   $  26.09   $  15.97
        (7.1%)     (5.3%)     (3.0%)     25.9%      33.3%     (25.9%)    (23.0%)    (16.3%)     63.4%      28.0%
         1.8%       2.0%                                        0.2%      (0.2%)

    $ 36,285   $ 26,919   $ 12,464   $    887   $     --   $ 27,454   $ 25,080   $ 14,062   $    629   $     --
       3,653      2,523      1,108         77         --      4,055      2,746      1,188         45         --
    $   9.93   $  10.67   $  11.25   $  11.57   $     --   $   6.77   $   9.13   $  11.84   $  14.11   $     --
        (6.9%)     (5.2%)     (2.8%)     15.7%        --      (25.7%)    (22.9%)    (16.1%)     41.1%        --
         2.2%       2.6%                                        0.5%       0.1%

    $    110   $     86   $     --   $     --   $     --   $    136   $    104   $     --   $     --   $     --
          12          9         --         --         --         18         10         --         --         --
    $   9.40   $  10.04   $     --   $     --   $     --   $   7.63   $  10.24   $     --   $     --   $     --
        (6.3%)      0.4%        --         --         --      (25.4%)      2.4%        --         --         --
         2.4%       4.2%                                        1.1%       1.0%

    $  1,084   $     --   $     --   $     --   $     --   $    418   $     --   $     --   $     --   $     --
         114         --         --         --         --         51         --         --         --         --
    $   9.47   $     --   $     --   $     --   $     --   $   8.19   $     --   $     --   $     --   $     --
        (5.3%)       --         --         --         --      (18.1%)       --         --         --         --
         4.4%        --                                         1.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                      MFS(R) INVESTORS     NEUBERGER BERMAN AMT
                                                        TRUST SERIES          MID-CAP GROWTH
                                                     -------------------   ---------------------
                                                       2002       2001       2002        2001
                                                     -------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --    $     --
Units outstanding..................................        --         --         --          --
Unit value.........................................  $     --   $     --   $     --    $     --
Total Return.......................................        --         --         --          --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --          --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --    $     --
Units outstanding..................................        --         --         --          --
Unit value.........................................  $     --   $     --   $     --    $     --
Total Return.......................................        --         --         --          --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --          --

GROUP 3 POLICIES
Net Assets.........................................  $     46   $     61   $     10    $      4
Units outstanding..................................         6          6          1          --
Unit value.........................................  $   7.88   $   9.97   $   8.14    $  11.52
Total Return.......................................     (21.0%)     (0.3%)    (29.3%)      15.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.5%        --         --          --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --    $     --
Units outstanding..................................        --         --         --          --
Unit value.........................................  $     --   $     --   $     --    $     --
Total Return.......................................        --         --         --          --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --          --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                T. ROWE PRICE                        VAN KAMPEN
                  T. ROWE PRICE                 LIMITED-TERM                            UIF
                  EQUITY INCOME                     BOND                      EMERGING MARKETS EQUITY
    -----------------------------------------   -------------   ----------------------------------------------------
      2002       2001       2000       1999         2002          2002       2001       2000       1999       1998
    ----------------------------------------------------------------------------------------------------------------
    $  3,525   $  2,013   $     51   $     --     $     --      $  5,859   $  6,070   $  5,669   $  6,651   $  2,232
         368        182          5         --           --           792        742        644        456        297
    $   9.57   $  11.09   $  11.01   $     --     $     --      $   7.40   $   8.18   $   8.81   $  14.59   $   7.51
       (13.7%)      0.7%      10.1%        --           --          (9.5%)     (7.2%)    (39.6%)     94.3%     (24.7%)
         1.1%       1.1%                                --          (0.7%)     (0.7%)

    $  6,921   $  3,893   $    713   $     85     $     --      $  3,494   $  2,877   $  1,451   $     58   $     --
         717        349         64          9           --           461        344        161          4         --
    $   9.65   $  11.16   $  11.06   $   9.83     $     --      $   7.58   $   8.36   $   8.99   $  14.86   $     --
       (13.5%)      0.9%      12.5%      (1.7%)         --          (9.4%)     (7.0%)    (39.5%)     48.6%        --
         1.3%       1.2%                                --          (0.5%)     (0.5%)

    $    276   $    207   $     --   $     --     $     86      $      1   $     --   $     --   $     --   $     --
          32         21         --         --            8            --         --         --         --         --
    $   8.65   $   9.96   $     --   $     --     $  10.09      $   8.07   $     --   $     --   $     --   $     --
       (13.3%)     (0.4%)       --         --          0.9%        (19.3%)       --         --         --         --
         1.8%       3.3%                               4.3%           --         --

    $    298   $     --   $     --   $     --     $     --      $     74   $     --   $     --   $     --   $     --
          34         --         --         --           --             9         --         --         --         --
    $   8.70   $     --   $     --   $     --     $     --      $   8.30   $     --   $     --   $     --   $     --
       (13.0%)       --         --         --           --         (17.0%)       --         --         --         --
         2.7%        --                                 --            --         --

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap, Alger American Small Capitalization, American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series, Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income, T. Rowe Price Limited-Term Bond and Van Kampen UIF Emerging Markets Equity (formerly "Morgan Stanley UIF Emerging Markets Equity") Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2002 AND 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2002       2001
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $24,515    $19,657
Equity securities
  Available for sale, at fair value                                70         95
Mortgage loans                                                  2,389      2,138
Policy loans                                                      577        575
Other investments                                                 739        917
                                                              -------    -------
     Total investments                                         28,290     23,382

Cash and cash equivalents                                       1,362        790
Deferred policy acquisition costs                               1,781      1,887
Interest in annuity contracts                                   2,958      2,512
Other assets                                                    1,440        518
Separate account assets                                         9,245     10,418
                                                              -------    -------
     Total assets                                             $45,076    $39,507
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $25,260    $20,949
Future policy benefits                                            967        678
Policy claims                                                     103        107
Obligations under structured settlement agreements              2,958      2,512
Other liabilities                                               3,280      2,177
Separate account liabilities                                    9,154     10,339
                                                              -------    -------
     Total liabilities                                         41,722     36,762
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        910        780
Accumulated other comprehensive income                            451        104
Retained earnings                                               1,968      1,836
                                                              -------    -------
     Total stockholder's equity                                 3,354      2,745
                                                              -------    -------
     Total liabilities and stockholder's equity               $45,076    $39,507
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  144    $  235    $  144
  Fees -- universal life and annuity policies                    546       509       530
  Net investment income                                        1,647     1,452     1,315
  Net investment losses                                          (49)      (50)      (39)
  Other income                                                    16         9        10
                                                              ------    ------    ------
     Total revenues                                            2,304     2,155     1,960
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,280     1,133       971
  Policyholder benefits                                          305       354       330
  Operating expenses                                             554       536       503
                                                              ------    ------    ------
     Total expenses                                            2,139     2,023     1,804
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change in
  accounting principle                                           165       132       156
Income tax (benefit)/expense                                      (1)       31        53
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      166       101       103
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            --        14        --
                                                              ------    ------    ------
NET INCOME                                                    $  166    $  115    $  103
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                   YEARS ENDED DECEMBER 31, 2002, 2001, 2000

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2000                      $25         $480        $1,618         $(191)          $1,932
Comprehensive income:
  Net income                                                               103                            103
     Other comprehensive income, net of tax:
       Unrealized investment gains, net of
          related offsets, reclassification
          adjustments and income taxes                                                   160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                     25          780         1,836           104            2,745
Comprehensive income:
  Net income                                                               166                            166
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      350              350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                       130                                          130
  Transfer of Taiwan branch net assets to
     an affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)           (3)             (37)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2002                    $25         $910        $1,968         $ 451           $3,354
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2002        2001        2000
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    166    $    115    $    103
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (12)        (36)        (21)
     Net capitalization of deferred policy acquisition costs      (441)       (380)       (304)
     Annuity and universal life fees                              (257)       (227)       (233)
     Interest credited to policyholders' account balances        1,292       1,133         971
     Net investment losses                                          49          50          39
     Deferred income taxes                                          (1)         21          54
     Cumulative effect of a change in accounting principle          --         (14)         --
     (Increase) decrease in:
       Net separate accounts assets and liabilities                 --         (35)         22
       Other assets and other liabilities                          112          98         (64)
       Trading securities                                           29          --          --
     Increase (decrease) in:
       Policy claims                                                (4)         34           4
       Future policy benefits                                      170         186         147
                                                              --------    --------    --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES              1,103         945         718
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                24,951      28,757       8,161
     Maturity of available for sale fixed maturities             1,090       1,902       1,497
     Maturity of held to maturity fixed maturities                  --          --          73
     Sale of equity securities                                      38         109          74
     Repayment of mortgage loans                                   466         322         354
     Sale of other investments                                     206          58          65
  Cost of:
     Available for sale fixed maturities acquired              (30,915)    (33,811)    (11,031)
     Held to maturity fixed maturities acquired                     --          --         (17)
     Equity securities acquired                                    (66)       (112)       (113)
     Mortgage loans acquired                                      (791)       (469)       (439)
     Other investments acquired                                    (21)       (715)       (216)
  Policy loans (net)                                               (27)        (32)        (33)
  Increase (decrease) in loaned securities                         747          23         422
  Securities sold under agreements to repurchase (net)             514         153        (488)
                                                              --------    --------    --------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,808)     (3,815)     (1,691)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    5,351       4,525       2,000
     Withdrawals                                                (1,501)     (1,396)     (1,026)
     Net transfers from (to) the separate accounts                (585)       (536)       (318)
  Transfer of Taiwan branch cash to an affiliated company         (116)         --          --
  Capital contribution received from parent                        130         300          --
                                                              --------    --------    --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              3,279       2,893         656
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (2)         --          (3)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               572          23        (320)
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       790         767       1,087
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $  1,362    $    790    $    767
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2002, 2001 AND 2000

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC" or the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive and variable insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

INVESTMENTS

     Fixed maturity investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in other comprehensive income, net of deferred taxes and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Equity securities are carried at fair value. For equity securities classified as available for sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and certain deferred acquisition cost and policyholder account balance offsets.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value; 3) the duration and extent to which the fair value has been less than cost; and 4) the financial condition and near-term prospects of the issuer.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discount/premium and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. These specific valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Other investments consist primarily of investments in limited partnerships and limited liability companies, investment real estate and derivatives. Limited partnerships and limited liability companies are carried on the equity method of accounting. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Net investment gains (losses) on sales are computed using the specific identification method.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and mortality and expense charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES

     NYLIAC is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

SEPARATE ACCOUNTS

     NYLIAC has established non-guaranteed, guaranteed and registered separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at fair value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its separate accounts funding variable life and annuity products, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect fair value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value.

     For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value. In addition, mortgage loans, many of which have balloon payment maturities, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at then current market rates.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, any such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefit features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

     As a subsidiary of a mutual life insurance company, the Company is subject to a tax on its equity base ("EBT"). The EBT has been suspended for 3 years beginning with the 2001 tax year (see Note 8 -- Federal Income Taxes). As a result of the suspension, in 2002 the Company released the prior accrual held for the EBT. In the absence of legislation extending the suspension or eliminating this tax, the Company would be subject to this tax beginning in 2004. There can be no assurance whether or when any such legislation will be enacted or what impact a failure to extend the suspension or eliminate the tax would have on the Company's tax liability.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No.133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker dealer quotations or management's pricing model.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2002 and 2001, the maturity distribution of fixed maturities was as follows (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2002                       2001
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   607      $   616       $   628      $   639
Due after one year through five years                   4,211        4,411         3,736        3,838
Due after five years through ten years                  6,709        7,088         5,060        5,088
Due after ten years                                     3,090        3,289         3,267        3,277
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,398        1,503         1,047        1,085
  Other mortgage-backed securities                      5,119        5,434         4,337        4,415
  Other asset-backed securities                         2,102        2,174         1,307        1,315
                                                      -------      -------       -------      -------
     Total Available for Sale                         $23,236      $24,515       $19,382      $19,657
                                                      =======      =======       =======      =======

     At December 31, 2002 and 2001, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2002
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government
  corporations and agencies                          $ 1,022       $   48         $  1        $ 1,069
U.S. agencies, state and municipal                       376           58           --            434
Foreign governments                                      105           11           --            116
Corporate                                             14,512        1,025          249         15,288
Other mortgage-backed securities                       5,119          316            1          5,434
Other asset-backed securities                          2,102           94           22          2,174
                                                     -------       ------         ----        -------
     Total Available for Sale                        $23,236       $1,552         $273        $24,515
                                                     =======       ======         ====        =======

                                                                           2001
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government
  corporations and agencies                          $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                       274          20            --            294
Foreign governments                                      110           3             1            112
Corporate                                             12,581         380           231         12,730
Other mortgage-backed securities                       4,337         100            22          4,415
Other asset-backed securities                          1,307          30            22          1,315
                                                     -------        ----          ----        -------
     Total Available for Sale                        $19,382        $555          $280        $19,657
                                                     =======        ====          ====        =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2002 and 2001, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2002    $ 81      $  --          $11           $70
  2001    $103      $   6          $14           $95

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2002 and 2001 is estimated to be $2,614 million and $2,227 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2002 and 2001, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $60 million and $27 million at fixed and floating interest rates ranging from 3.7% to 8.5% and from 6.6% to 8.5%, respectively. These commitments are diversified by property type and geographic region.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2002 and 2001, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                           2002                 2001
                                     -----------------    -----------------
                                     CARRYING    % OF     CARRYING    % OF
                                      VALUE      TOTAL     VALUE      TOTAL
                                     --------    -----    --------    -----
Property Type:
  Office buildings                    $  855      35.8%    $  776      36.3%
  Retail                                 397      16.6%       394      18.4%
  Apartment buildings                    258      10.8%       194       9.1%
  Residential                            604      25.3%       494      23.1%
  Other                                  275      11.5%       280      13.1%
                                      ------     -----     ------     -----
     Total                            $2,389     100.0%    $2,138     100.0%
                                      ======     =====     ======     =====
Geographic Region:
  Central                             $  606      25.4%    $  573      26.8%
  Pacific                                474      19.8%       329      15.4%
  Middle Atlantic                        486      20.3%       469      21.9%
  South Atlantic                         654      27.4%       528      24.7%
  New England                            169       7.1%       170       8.0%
  Other                                   --        --         69       3.2%
                                      ------     -----     ------     -----
     Total                            $2,389     100.0%    $2,138     100.0%
                                      ======     =====     ======     =====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS

     The components of other investments as of December 31, 2002 and 2001 were as follows (in millions):

                                                           2002    2001
                                                           ----    ----
Limited liability company                                  $675    $873
Limited partnerships                                         17      14
Real estate                                                  17      18
Derivatives                                                  26       4
Other                                                         4       8
                                                           ----    ----
     Total other investments                               $739    $917
                                                           ====    ====

     Accumulated depreciation on real estate at both December 31, 2002 and 2001 was $5 million. Depreciation expense totaled $1 million for each year ended December 31, 2002, 2001 and 2000.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million and $14 million at December 31, 2002 and 2001, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included in available for sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2002, 2001 and 2000, were as follows (in millions):

                                              2002      2001      2000
                                             ------    ------    ------
Fixed maturities                             $1,448    $1,238    $1,121
Equity securities                                 3         6         7
Mortgage loans                                  170       155       147
Policy loans                                     45        47        46
Other investments                                30        45        26
                                             ------    ------    ------
  Gross investment income                     1,696     1,491     1,347
Investment expenses                             (49)      (39)      (32)
                                             ------    ------    ------
     Net investment income                   $1,647    $1,452    $1,315
                                             ======    ======    ======

     For the years ended December 31, 2002, 2001 and 2000, investment gains (losses) computed under the specific identification method were as follows (in millions):

                                               2002                           2001                           2000
                                     -------------------------      -------------------------      -------------------------
                                     GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                     -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                     $192               $(236)      $163               $(217)      $ 80               $(157)
Equity securities                       8                  (8)        11                  (9)        17                  (7)
Mortgage loans                          1                  (1)        --                  (1)         8                  (1)
Derivative instruments                  1                  (4)         1                  (7)        --                  --
Other investments                      --                  (2)        10                  (1)        25                  (4)
                                     ----               -----       ----               -----       ----               -----
     Subtotal                        $202               $(251)      $185               $(235)      $130               $(169)
                                     ====               =====       ====               =====       ====               =====
Total net investment losses                    $(49)                          $(50)                          $(39)
                                               ====                           ====                           ====

     The table above includes other than temporary impairment losses for fixed maturities of $70 million, $33 million and $7 million for the years ended December 31, 2002, 2001 and 2000, respectively. For the three years ended December 31, 2002 there were no other than temporary impairment losses for equity securities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     On April 1, 2002 the Company transferred the convertible bond and preferred stock portfolios from available for sale into the trading category. The net gain released from unrealized gains in other comprehensive income and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $3 million. The trading portfolio was subsequently sold during 2002.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available for sale investments are included in the accompanying Balance Sheet as a component of "Accumulated other comprehensive income". Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in the accompanying Statement of Income. The amounts for the years ended December 31, 2002, 2001 and 2000 are as follows (in millions):

                                                         2002    2001    2000
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $104    $(31)   $(191)
                                                         ----    ----    -----
Cumulative effect of a change in accounting principle      --      (2)      --
                                                         ----    ----    -----
Changes in net unrealized investment gains attributable
  to:
  Investments:
     Net unrealized investment gains arising during the
       period                                             663     172      220
     Less: Reclassification adjustments for gains
       (losses) included in net income                      9     (64)     (41)
                                                         ----    ----    -----
     Change in net unrealized investment gains, net of
       adjustments                                        654     236      261
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                       (15)     --       (3)
     Deferred policy acquisition costs                   (289)    (99)     (98)
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)        350     137      160
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         (3)     --       --
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $451    $104    $ (31)
                                                         ====    ====    =====

     Net unrealized gains on investments arising during the periods reported in the preceding table are net of income tax expense of $357 million, $93 million and $118 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense (benefit) of $5 million, ($34) million and $(22) million, respectively.

     Policyholders' account balance reported in the preceding table are net of income tax benefit of $8 million and $2 million for the years ended December 31, 2002 and 2000, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2002, 2001 and 2000 are net of income tax benefit of $156 million, $53 million and $53 million, respectively.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's investment contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2002 and 2001, was $13,319 million and $10,247 million, respectively, and are included in policyholders' account balances in the accompanying Balance Sheet.

     The cumulative guaranteed minimum death benefit reserve at December 31, 2002 and 2001 was $55 million and $21 million, respectively, and is included in future policy benefits in the accompanying Balance Sheet.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains non-guaranteed, separate accounts for its variable deferred annuity and variable life products, several of which are registered with the Securities and Exchange Commission ("SEC"). NYLIAC maintains investments in the registered separate accounts of $52 million and $67 million at December 31, 2002 and 2001, respectively. The assets of the separate accounts, which are carried at fair value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC also maintains a guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a fair value adjustment imposed upon certain surrenders. The assets of this separate account, which are carried at fair value, primarily represent investments in investment grade corporate bonds and mortgage-backed securities.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2002, 2001 and 2000 was as follows (in millions):

                                                              2002      2001      2000
                                                             ------    ------    ------
Balance at beginning of year                                 $1,887    $1,660    $1,507
  Current year additions                                        630       558       444
  Amortized during year                                        (189)     (179)     (140)
  Adjustment for change in unrealized investment gains         (445)     (152)     (151)
  Transfer of Taiwan branch to an affiliated company           (102)       --        --
                                                             ------    ------    ------
Balance at end of year                                       $1,781    $1,887    $1,660
                                                             ======    ======    ======

     On July 1, 2002, deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                             2002    2001    2000
                                                             ----    ----    ----
Current:
  Federal                                                    $(1)    $ 8     $(3)
  State and local                                              1       2       2
                                                             ---     ---     ---
                                                              --      10      (1)
Deferred:
  Federal                                                     (1)     21      54
                                                             ---     ---     ---
Income tax (benefit)/expense                                 $(1)    $31     $53
                                                             ===     ===     ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows (in millions):

                                                              2002    2001
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $427    $358
  Employee and agents benefits                                  58      57
                                                              ----    ----
     Deferred tax assets                                       485     415
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            608     513
  Investments                                                  194      63
  Other                                                         46      26
                                                              ----    ----
     Deferred tax liabilities                                  848     602
                                                              ----    ----
       Net deferred tax liability                             $363    $187
                                                              ====    ====

     Set forth below is a reconciliation of the federal income tax rate to the effective tax rate for 2002, 2001 and 2000:

                                                          2002     2001     2000
                                                          -----    -----    ----
Statutory federal income tax rate                          35.0%    35.0%   35.0%
Current year equity base tax                                 --     12.5    13.6
True down of prior year equity base tax                   (22.9)   (20.1)   (9.2)
Tax exempt income                                          (6.0)    (4.9)   (4.2)
Foreign branch termination                                 (3.8)      --      --
Other                                                      (2.9)     0.9    (1.2)
                                                          -----    -----    ----
Effective tax rate                                         (0.6)%   23.4%   34.0%
                                                          =====    =====    ====

     NYLIAC's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This act suspends the Company's equity base tax for the three year period beginning 2001. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount has been released in 2002 and is reflected as an adjustment to current income tax (benefit) expense in 2002 in the accompanying Statement of Income.

NOTE 9 -- REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

     NYLIAC has entered into cession reinsurance agreements on both a coinsurance basis and on a yearly renewable term basis with affiliated and non-affiliated companies. The total amount of ceded premiums included in the accompanying Statement of Income was $81 million, $2 million and $2 million at December 31, 2002, 2001 and 2000, respectively, and includes ceded premiums associated with the transfer of the Taiwan branch as described in Note
12 -- Related Party Transactions.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include corridor option contracts, interest rate swaps, interest rate floor and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cash flow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2002 and 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2002, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were no cashflow hedges of forecasted transactions as of December 31, 2002 and 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2002 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $7 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the accompanying Balance Sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the accompanying Balance Sheet at fair value. As of December 31, 2002 and 2001, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies during 2002 or 2001.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2002 and 2001, $1,318 million and $829 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     At December 31, 2002 and 2001, the Company recorded cash collateral received under these agreements of $1,350 million and $602 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2002 of $799 million ($284 million at December 31, 2001) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and NYLIAC. Such costs, amounting to $537 million, $458 million and $476 million for the years ended December 31, 2002, 2001 and 2000, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $13 million for its share of the net periodic post-retirement benefits expense in 2002 ($10 million and $7 million in 2001 and 2000, respectively) and $(2) million for the post-employment benefits expense in 2002 ($(6) million in 2001 and $2 million in 2000) under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     NYLIAC has entered into an investment advisory agreement with New York Life Investment Management, LLC ("NYLIM"), a wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2002, 2001 and 2000, the total cost for these services amounted to $28 million, $16 million and $10 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     NYLIAC recorded annuity and universal life fee income of $9 million and $8 million from NYLIM for administration and advisory fees for the years ended December 31, 2002 and 2001.

     At December 31, 2002 and 2001, NYLIAC had a net liability of $159 million and $157 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     NYLIAC is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, NYLIAC owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.84% to 7.81%. NYLIAC has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2002 and 2001 the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $2,958 million and $2,512 million, respectively.

     In addition, NYLIAC has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. NYLIAC has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2002 and 2001 the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $176 million, respectively.

     NYLIAC has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute NYLIAC's variable product policies, and allows the use of registered representatives of NYLIFE Securities, another indirect wholly owned subsidiary of New York Life. In connection with this agreement, NYLIAC recorded commission expense to NYLIFE Securities' registered representatives of $71 million, $126 million and $166 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from NYLIAC. The maximum amount available to New York Life is $200 million. No outstanding balance was due to the Company at December 31, 2002 and December 31, 2001.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $200 million. No outstanding balance was due to New York Life at December 31, 2002 and December 31, 2001.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on NYLIAC's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2002
                                                              ----
Amounts recoverable from reinsurers                           $633
Premiums ceded                                                  74
Benefits ceded                                                  13

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $30 million, $20 million, and $8 million during 2002, 2001 and 2000, respectively.

     Total interest paid was $7 million, $21 million and $12 million during 2002, 2001 and 2000, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 -- Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2002 and 2001, statutory stockholder's equity was $1,404 million and $1,335 million, respectively. Statutory net income/(loss) for the years ended December 31, 2002, 2001 and 2000 was $(95) million, $(83) million and $0.4 million, respectively.

     The Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2002, 2001 and 2000. As of December 31, 2002, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $469 million. The maximum amount of dividends that may be paid in 2003 without prior approval is $138 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholders' equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
February 7, 2003

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934 , the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Flexible Premium Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The prospectus consisting of 63 pages.


     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.
     Written consents of the following persons (filed herewith):

     (a) Thomas F. English, Esq.

     (b) Michael Fong, Associate Actuary

     (c) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B- 2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (3)(a)(1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(a)(2) to Registrant's Post-Effective Amendment No. 3 on Form S-6, and incorporated herein by reference.

     (3)(b)       Not applicable.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (5) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference. Rider to the Policy
                  - Previously filed as Exhibit (5) to Registrant's Post-Effective Amendment No. 5 on Form S-6 and incorporated herein by reference.

     (6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                  (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary and Director
                  Seymour Sternberg, Director

     (9)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), and incorporated herein by reference.

     (9)(e) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (9)(f) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(g) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(h)       Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(j) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(l) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(m) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

     (9)(n) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(o) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to Registrant's Initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (9)(p) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(q) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


     (9)(r) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CRF
                  232.102 (e) an Exhibit (10) (h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File Nos. 033-53342), filed 10/3/01 and incorporated herein by reference.



     (9)(s) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.



     (9)(t)       Power of Attorney for Michael E. Sproule, Director-
                  Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.



     (9)(u) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.




     (9)(v) Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series
                  Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8) (n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


     (10) Form of Application - Previously filed as Exhibit (10) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.                Not applicable.

4.                Not applicable.

5.                Not applicable.

6.                Opinion and Consent of Michael Fong, Actuary - Filed herewith.

7.                Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 11th day of April, 2003.


                                        NYLIAC VARIABLE UNIVERSAL LIFE
                                        SEPARATE ACCOUNT-I
                                            (Registrant)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Senior Vice President

                                        NEW YORK LIFE INSURANCE AND
                                        ANNUITY CORPORATION
                                            (Depositor)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Senior Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:





     Frank M. Boccio*               Director


     Carmela Condon*                Vice President and Controller (Principal
                                    Accounting Officer)


     Michael G. Gallo*              Director



     Solomon Goldfinger*            Director and Chief Financial Officer



     Phillip J. Hildebrand*         Director



     Theodore A. Mathas*            Director



     Anne F. Pollack*               Director



     Robert D. Rock*                Director



     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)


     Michael E. Sproule*            Director

     Seymour Sternberg*             Director

     George J. Trapp*               Director


*By  /s/ MELVIN J. FEINBERG
   -------------------------------------
     Melvin J. Feinberg
     Attorney-in-Fact

     April 11, 2003


*  Pursuant to Powers of Attorney previously filed.

                                EXHIBIT INDEX


Exhibit
Number              Description
------              -----------




2.               Opinion and Consent of Thomas F. English, Esq.


6.               Opinion and Consent of Michael Fong, Actuary


7.               Consent of PricewaterhouseCoopers LLP